UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Advantus Bond Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials
Diversified Banks – 0.5%
Wells Fargo & Co., 5.850%	173	$4,676

Total Financials – 0.5%		4,676
Real Estate
Health Care REITs – 0.3%
Ventas, Inc., 5.450%	100	2,521

Total Real Estate – 0.3%		2,521

TOTAL PREFERRED STOCKS – 0.8%		$7,197
(Cost: $6,830)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA:
6.625%, 5–15–18 (A)	$460	467
3.550%, 1–15–30 (A)	4,950	4,951
Air Canada Pass Through Certificates, Series 2015-1, Class C,
5.000%, 3–15–20 (A)	5,030	5,143
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1–2–19	367	383
America West Airlines, Inc., Pass Through Certificates, Series 2000-1,
8.057%, 7–2–20	662	743
American Airlines Class B Pass Through Certificates, Series 2013-2,
5.600%, 7–15–20 (A)	2,618	2,705
American Airlines Class B Pass Through Certificates, Series 2016-3,
3.750%, 10–15–25	4,000	3,997
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1,
3.700%, 5–1–23	1,528	1,524
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2017-1B,
4.950%, 2–15–25	500	524
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2,
5.625%, 1–15–21 (A)	4,979	5,178
Aventura Mall Trust, Series 2013-AVM, Class B,
3.743%, 12–5–32 (A)	3,600	3,680
Bank of the West Auto Trust, Series 2017-1, Class D,
3.210%, 4–15–25 (A)	1,800	1,783
Bellemeade Re Ltd., Series 2017-1, Class M1 (1-Month U.S. LIBOR plus 150 bps),
3.029%, 10–25–27 (A)(B)	4,567	4,575
BNSF Funding Trust I,
6.613%, 12–15–55	8,292	9,557

Capital One Multi-Asset Execution Trust, Series 2004-B3 (1-Month U.S. LIBOR plus 73 bps),
2.207%, 1–18–22 (B)	2,000	2,011
CCG Receivables Trust, Series 2015-1, Class A3,
2.750%, 11–14–23 (A)	3,250	3,216
Chesapeake Funding II LLC 2017-2A, Class D:
3.710%, 5–15–29 (A)	2,050	2,069
3.380%, 8–15–29 (A)	2,500	2,497
Chesapeake Funding II LLC 2017-4A, Class D,
3.260%, 11–15–29 (A)	1,125	1,119
CommonBond Student Loan Trust, Series 2017-BGS, Class C,
4.440%, 9–25–42 (A)	750	748
Continental Airlines Pass Through Certificates, Series 2001-1 A-1,
8.048%, 11–1–20	452	497
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	1,128	1,216
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1–12–19	956	972
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	1,384	1,451
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	3,440	3,823
6.943%, 1–10–30	2,856	3,339
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.250%, 7–30–23	2,103	2,170
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5–7–20	1,085	1,128
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5–7–19 (A)	2,901	3,024
Earnest Student Loan Program LLC, Series 2016-B, Class A2:
8.250%, 4–17–23 (A)	7,000	7,367
3.020%, 5–25–34 (A)	2,165	2,178
Earnest Student Loan Program LLC, Series 2017-A, Class B,
3.590%, 1–25–41 (A)	2,420	2,405
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10–15–19 (A)(C)	393	388
Flagship Credit Auto Trust, Series 2016-1, Class D,
8.590%, 5–15–23 (A)	4,200	4,522
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B:
2.340%, 1–15–21 (A)	979	978
3.710%, 1–18–22 (A)	3,202	3,170
Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1–15–22	3,773	3,891
Hyundai Auto Receivables Trust 2016-B, Class D,
2.680%, 9–15–23	2,520	2,490

JPMorgan Mortgage Trust 2017-A13 (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 11–25–48 (A)(B)	6,980	6,973
Longtrain Leasing III LLC, Series 2015A-2,
4.060%, 1–15–45 (A)	4,000	4,095
One Market Plaza Trust, Series 2017-1MKT,
3.614%, 2–10–32 (A)	4,000	4,118
Prestige Auto Receivables Trust, Series 2016-1A, Class E,
7.690%, 3–15–23 (A)	2,000	2,127
Progress Residential Trust, Series 2017-SFR1, Class D,
3.565%, 8–17–34 (A)	2,750	2,729
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–10–18 (A)	3,120	3,120
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.840%, 8–25–45 (A)(B)	4,974	5,032
SoFi Professional Loan Program LLC, Series 2015-A2,
2.420%, 3–25–30 (A)	973	973
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012-2,
5.450%, 6–3–18	3,700	3,774
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6–3–21	3,076	3,341
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4–11–22	886	916
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	3,922	4,034
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	737	754
Wheels SPV LLC 2016-1A, Class A3,
1.870%, 5–20–25 (A)	925	919

TOTAL ASSET-BACKED SECURITIES – 15.2%		$144,784
(Cost: $143,073)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Automobile Manufacturers – 0.7%
Nissan Motor Acceptance Corp.,
2.150%, 9–28–20 (A)	6,375	6,322

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
5.000%, 11–15–23	1,678	1,771

Total Consumer Discretionary – 0.9%		8,093
Energy
Integrated Oil & Gas – 0.7%
National Fuel Gas Co.,
3.950%, 9–15–27	7,000	6,970

Oil & Gas Drilling – 0.1%
Noble Holding International Ltd.,
5.750%, 3–16–18 (D)	350	351

Oil & Gas Equipment & Services – 0.4%
Baker Hughes, a GE Co. LLC,
3.337%, 12–15–27 (A)	3,125	3,119
Baker Hughes, Inc.,
4.080%, 12–15–47 (A)	975	990

		4,109

Oil & Gas Exploration & Production – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps),
4.258%, 6–1–67 (B)	5,750	5,641

Oil & Gas Refining & Marketing – 1.7%
Andeavor Logistics L.P. and Tesoro Logistics Finance Corp.,
3.500%, 12–1–22	2,725	2,720
Marathon Petroleum Corp.,
5.850%, 12–15–45	5,097	5,866
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.),
8.150%, 4–15–18 (D)	3,005	3,054

PBF Holding Co. LLC and PBF Finance Corp.,
7.250%, 6–15–25	2,500	2,628
QEP Resources, Inc.,
5.625%, 3–1–26	1,900	1,926

		16,194

Oil & Gas Storage & Transportation – 2.8%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.950%, 12–15–24	4,985	5,339
Boston Gas Co.,
3.150%, 8–1–27 (A)	950	947
Cheniere Corpus Christi Holdings LLC:
5.875%, 3–31–25	500	542
5.125%, 6–30–27	2,000	2,069
Sabine Pass Liquefaction LLC,
5.750%, 5–15–24	3,500	3,889
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
5.400%, 10–1–47	2,750	2,774
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
6.850%, 2–15–40	1,265	1,416
TC PipeLines L.P.,
3.900%, 5–25–27	2,000	2,009
Tennessee Gas Pipeline Co.,
8.375%, 6–15–32	3,200	4,167
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.375%, 5–1–24	250	272
5.250%, 1–15–25	2,500	2,629

		26,053

Total Energy – 6.3%		59,318
Financials
Consumer Finance – 3.0%
Capital One Bank USA N.A. (3-Month U.S. LIBOR plus 76.5 bps),
2.329%, 9–13–19 (B)	4,175	4,194
Discover Bank:
8.700%, 11–18–19	458	504
3.100%, 6–4–20	1,220	1,234
3.450%, 7–27–26	3,975	3,923
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	1,000	1,000
3.500%, 7–10–19	1,645	1,670
3.950%, 4–13–24	3,800	3,911
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 127 bps),
2.606%, 10–4–19 (B)	6,850	6,940
Hyundai Capital America,
2.750%, 9–18–20 (A)	5,000	4,964

		28,340

Diversified Banks – 2.1%
Bank of America Corp.:
4.000%, 1–22–25	3,250	3,381
3.950%, 4–21–25	1,515	1,566
Comerica, Inc.,
4.000%, 7–27–25	2,150	2,226
Compass Bank,
3.875%, 4–10–25	5,750	5,767
HSBC Holdings plc,
3.262%, 3–13–23	3,600	3,650
U.S. Bancorp,
5.300%, 12–29–49	1,675	1,813
Wells Fargo & Co.,
3.000%, 10–23–26	1,500	1,470

		19,873

Investment Banking & Brokerage – 2.8%
Charles Schwab Corp. (The),
4.625%, 12–29–49	4,200	4,284
Goldman Sachs Group, Inc. (The),
5.250%, 7–27–21	1,000	1,084
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 78 bps),
2.160%, 10–31–22 (B)	5,300	5,307
Morgan Stanley:
5.500%, 7–28–21	1,090	1,192
3.125%, 7–27–26	1,400	1,381
5.450%, 12–29–29	4,950	5,086

Morgan Stanley (3-Month U.S. LIBOR plus 122 bps),
2.617%, 5–8–24 (B)	4,650	4,748
Raymond James Financial, Inc.,
4.950%, 7–15–46	3,200	3,614

		26,696

Life & Health Insurance – 1.9%
Great-West Life & Annuity Insurance Co. (3-Month U.S. LIBOR plus 253.8 bps),
3.957%, 5–16–46 (A) (B)	8,500	8,404
Teachers Insurance & Annuity Association of America,
4.270%, 5–15–47 (A)	5,000	5,283
Unum Group,
5.750%, 8–15–42	3,750	4,585

		18,272

Other Diversified Financial Services – 1.6%
Citigroup, Inc.,
4.400%, 6–10–25	5,000	5,276
JPMorgan Chase & Co.,
5.000%, 12–29–49	4,975	5,061
TIAA Asset Management Finance Co. LLC:
2.950%, 11–1–19 (A)	2,500	2,524
4.125%, 11–1–24 (A)	2,125	2,242

		15,103

Property & Casualty Insurance – 1.9%
Chubb Corp. (The) (3-Month U.S. LIBOR plus 225 bps),
3.609%, 4–15–37 (B)	10,403	10,325
Liberty Mutual Group, Inc. (3-Month U.S. LIBOR plus 290.5 bps),
4.494%, 3–15–37 (A) (B)	7,700	7,546

		17,871

Regional Banks – 1.4%
SunTrust Banks, Inc.,
5.050%, 12–15–65	4,225	4,278
Synovus Financial Corp.:
3.125%, 11–1–22	7,100	7,041
5.750%, 12–15–25	2,000	2,120

		13,439

Specialized Finance – 1.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.450%, 6–15–23 (A)	4,540	4,905
8.350%, 7–15–46 (A)	2,930	3,773
Peachtree Corners Funding Trust,
3.976%, 2–15–25 (A)	3,147	3,240

		11,918

Total Financials – 16.0%		151,512
Health Care
Health Care Facilities – 0.2%
NYU Hospitals Center,
4.428%, 7–1–42	2,170	2,340

Health Care Supplies – 0.3%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	2,500	2,646

Managed Health Care – 1.6%
Anthem, Inc.:
2.950%, 12–1–22	3,030	3,031
4.375%, 12–1–47	2,325	2,468
Express Scripts Holding Co. (3-Month U.S. LIBOR plus 75 bps),
2.231%, 11–30–20 (B)	9,900	9,904

		15,403

Total Health Care – 2.1%		20,389
Industrials
Airlines – 0.4%
British Airways plc,
5.625%, 6–20–20 (A)	865	896
U.S. Airways Group, Inc., Class A,
6.250%, 4–22–23	2,597	2,870

		3,766

Total Industrials – 0.4%		3,766
Information Technology
Application Software – 0.5%
Block Financial LLC (GTD by H&R Block, Inc.),
4.125%, 10–1–20	5,000	5,153

Technology Distributors – 0.4%
Tech Data Corp.,
3.700%, 2–15–22	3,650	3,661

Technology Hardware, Storage & Peripherals – 0.5%
Hewlett Packard Enterprise Co.,
2.100%, 10–4–19 (A)	4,950	4,916

Total Information Technology – 1.4%		13,730
Materials
Aluminum – 0.1%
Kaiser Aluminum Corp.,
5.875%, 5–15–24	1,000	1,063

Fertilizers & Agricultural Chemicals – 0.5%
Mosaic Co. (The):
3.250%, 11–15–22	3,900	3,865
4.050%, 11–15–27	1,150	1,153

		5,018

Industrial Gases – 0.1%
AmeriGas Partners L.P. and AmeriGas Finance Corp.,
5.500%, 5–20–25	700	707

Total Materials – 0.7%		6,788
Real Estate
Health Care REITs – 0.2%
Physicians Realty L.P. (GTD by Physicians Realty Trust),
4.300%, 3–15–27	2,450	2,492

Hotel & Resort REITs – 0.3%
Hospitality Properties Trust:
4.500%, 6–15–23	1,775	1,856
4.650%, 3–15–24	1,200	1,261

		3,117

Specialized REITs – 1.0%
American Tower Corp.,
3.070%, 3–15–23 (A)	3,100	3,134
Crown Castle International Corp.,
6.113%, 1–15–20(A)	3,270	3,447
Ventas Realty L.P. (GTD by Ventas, Inc.),
3.100%, 1–15–23	2,300	2,300

		8,881

Total Real Estate – 1.5%		14,490
Telecommunication Services
Integrated Telecommunication Services – 0.2%
AT&T, Inc.,
5.150%, 2–14–50	2,000	2,010

Total Telecommunication Services – 0.2%		2,010
Utilities
Electric Utilities – 6.8%
Avangrid, Inc.,
3.150%, 12–1–24	4,750	4,724
Cleco Corporate Holdings LLC:
3.743%, 5–1–26 (D)	2,200	2,208
4.973%, 5–1–46 (D)	2,075	2,287
Cleveland Electric Illuminating Co.,
3.500%, 4–1–28 (A)	4,075	4,078
El Paso Electric Co.,
5.000%, 12–1–44	2,225	2,453
Entergy Mississippi, Inc.,
3.250%, 12–1–27	2,750	2,742
Entergy Texas, Inc.,
3.450%, 12–1–27	4,600	4,660
Exelon Corp.,
2.500%, 6–1–22 (D)	3,425	3,490
FirstEnergy Transmission LLC,
5.450%, 7–15–44 (A)	3,871	4,594
Indianapolis Power & Light Co.,
4.700%, 9–1–45 (A)	3,150	3,575
IPALCO Enterprises, Inc.:
3.450%, 7–15–20	2,300	2,323
3.700%, 9–1–24 (A)	2,650	2,647
Oncor Electric Delivery Co.,
3.800%, 9–30–47 (A)	4,500	4,671
Pennsylvania Electric Co.,
3.250%, 3–15–28 (A)	3,550	3,492
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps),
4.358%, 3–30–67 (B)	10,000	9,875
Southern Power Co., Series F,
4.950%, 12–15–46	6,190	6,784

		64,603

Gas Utilities – 1.0%
AGL Capital Corp.,
3.875%, 11–15–25	7,050	7,273
El Paso Natural Gas Co. LLC,
8.375%, 6–15–32 (D)	2,000	2,626

		9,899

Independent Power Producers & Energy Traders – 0.5%
AES Corp. (The),
6.000%, 5–15–26	4,000	4,320

Multi-Utilities – 1.4%
Dominion Resources, Inc.,
5.750%, 10–1–54	3,300	3,564
Dominion Resources, Inc. (3-Month U.S. LIBOR plus 230 bps),
3.993%, 9–30–66 (B)	1,423	1,340
NiSource Finance Corp.,
3.950%, 3–30–48	8,250	8,443

		13,347

Total Utilities – 9.7%		92,169

TOTAL CORPORATE DEBT SECURITIES – 39.2%		$372,265
(Cost: $363,532)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 6.3%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC,
4.082%, 3–13–31 (A)	368	369

BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A,
4.185%, 8–15–46 (A)	4,130		4,477
Banc of America Commercial Mortgage, Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-2,
3.311%, 2–15–50	3,000		3,052
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC35, Class A4,
3.209%, 5–10–49	4,085		4,119
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B,
3.304%, 9–15–37 (A)	1,500		1,529
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 6–25–47 (A)(B)	4,775		4,719
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR,
3.440%, 11–5–34 (A)	1,000		982
GS Mortgage Securities Trust 2011-GC5,
3.433%, 5–10–50	6,500		6,661
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	34		32
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	11		6
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-JP3 (10-Year U.S. Treasury index plus 110 bps),
3.648%, 12–15–49 (B)	575		598
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-JP5,
3.723%, 3–15–50	1,500		1,570
Mellon Residential Funding,
6.750%, 6–25–28	1		1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS,
3.724%, 6–15–50	8,000		8,111
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5,
3.580%, 12–15–50	7,000		7,218
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5 (Mortgage spread to 10-year U.S. Treasury index),
4.061%, 12–15–50 (B)	2,300		2,383
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200		1,274
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class AS:
2.814%, 8–15–49	4,600		4,435
3.640%, 12–15–59	700		726
Wells Fargo Commercial Mortgage Trust, Series 2017-BNK7, Class A5,
3.435%, 9–15–60	7,000		7,154
WFRBS Commercial Mortgage Trust 2011-C5 (3-Year U.S. Treasury index plus 145 bps),
3.667%, 11–15–44 (B)	435		450

			59,866

Other Mortgage-Backed Securities – 3.0%
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11–25–29	106		85
C-Bass 2006-MH1 Trust (Mortgage spread to 1-year U.S. Treasury index),
6.250%, 10–25–36 (A)(B)	939		950
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	70		68
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	—	*	—	*
CountryPlace Manufactured Housing Contract Trust 2005-1 (Mortgage spread to 3-year U.S. Treasury index),
5.200%, 12–15–35 (A)(B)	253		261

CWHEQ Home Equity Loan Trust, Series 2007-S2 (Mortgage spread to 2-year U.S. Treasury index),
5.934%, 5–25–37 (B)	256		255
GMACM Home Equity Loan Trust 2007-HE1 (1-Month U.S. LIBOR plus 14 bps),
5.952%, 8–25–37 (B)	469		486
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3A7,
6.400%, 10–15–18	1		1
JPMorgan Mortgage Trust 2004-A3 (Mortgage spread to 10-year U.S. Treasury index),
3.847%, 7–25–34 (B)	95		96
JPMorgan Mortgage Trust 2006-A2 (Mortgage spread to 7-year U.S. Treasury index),
3.370%, 10–25–46 (A)(B)	3,038		2,895
JPMorgan Mortgage Trust 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.653%, 5–25–43 (A)(B)	2,846		2,845
JPMorgan Mortgage Trust 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index),
3.653%, 5–25–43 (A)(B)	1,774		1,752
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997-C2,
6.250%, 12–10–29	150		150
Morgan Stanley BAML Trust, Series 2016-C32,
3.720%, 12–15–49	320		335
Morgan Stanley Capital I Trust 2012-STAR, Class A-2,
3.201%, 8–5–34 (A)	1,350		1,362
Morgan Stanley Capital I Trust 2012-STAR, Class B,
3.451%, 8–5–34 (A)	930		923
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)	—	*	—	*
7.791%, 9–28–24 (A)	1		1
RASC, Series 2003-KS10 Trust,
6.410%, 12–25–33	158		107
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
6.205%, 12–25–30	742		46
Sequoia Mortgage Trust 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index),
3.902%, 11–25–42 (B)	4,642		4,734
Sequoia Mortgage Trust 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.714%, 7–25–45 (A)(B)	3,961		3,994
Structured Asset Mortgage Investments, Inc.,
1.249%, 5–2–30	6		1
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index),
3.796%, 8–20–45 (A)(B)	6,735		6,756

			28,103

TOTAL MORTGAGE-BACKED SECURITIES – 9.3%			$87,969
(Cost: $89,613)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.1%
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T,
3.435%, 12–15–25	470		484

New York – 0.7%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	2,690		3,336
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,000		3,478

			6,814

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,459

TOTAL MUNICIPAL BONDS – TAXABLE – 1.0%		$8,757
(Cost: $7,251)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 21.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
5.300%, 1–15–33	65	70
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 130 bps),
2.852%, 4–25–29 (B)	670	679
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps):
3.752%, 9–25–24 (B)	2,623	2,707
2.321%, 11–25–27 (A)(B)	2,859	2,858
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps):
4.352%, 5–25–28 (B)	1,696	1,754
6.352%, 5–25–28 (B)	3,700	4,354
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 330 bps),
6.252%, 4–25–28 (B)	5,000	5,906
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.002%, 4–25–30 (B)	1,250	1,307
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps),
6.702%, 11–25–28 (B)	3,110	3,672
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps),
2.502%, 10–25–29 (B)	5,700	5,170
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index),
4.000%, 8–25–56 (A)(B)(C)	1,466	1,432
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
4.000%, 7–25–56 (A)(B)(C)	4,830	4,800
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 9–1–19	21	22
5.000%, 4–1–23	157	165
3.500%, 8–1–26	478	496
2.500%, 3–1–28	508	510
2.500%, 4–1–28	473	476
5.000%, 5–1–29	41	44
3.500%, 5–1–32	1,046	1,089
6.500%, 9–1–32	33	39
6.000%, 11–1–33	39	45
5.500%, 5–1–34	356	402
6.500%, 5–1–34	99	112
5.500%, 6–1–34	103	114
5.000%, 9–1–34	1	1
5.500%, 9–1–34	4	4
5.500%, 10–1–34	151	169
5.500%, 7–1–35	47	52
5.000%, 8–1–35	43	46
5.500%, 10–1–35	51	57
5.000%, 11–1–35	110	119
5.000%, 12–1–35	25	27
6.500%, 7–1–36	20	22
7.000%, 12–1–37	32	35
5.500%, 2–1–39	247	274
5.000%, 11–1–39	110	120
5.000%, 1–1–40	639	700
5.000%, 3–1–40	1,119	1,227
5.000%, 4–1–40	224	244
5.000%, 8–1–40	194	211
4.000%, 10–1–40	498	526
4.000%, 11–1–40	701	747
4.500%, 1–1–41	528	563
4.000%, 2–1–41	1,213	1,283
4.000%, 3–1–41	400	425
4.500%, 3–1–41	274	295
4.500%, 4–1–41	850	918
4.000%, 6–1–41	449	477
4.000%, 8–1–41	286	302
4.000%, 11–1–41	3,240	3,423
3.500%, 3–1–42	1,583	1,637
3.000%, 8–1–42	1,041	1,047
3.500%, 8–1–42	2,706	2,795
3.000%, 1–1–43	1,324	1,333
3.000%, 2–1–43	1,622	1,632
3.500%, 7–1–44	1,993	2,055
3.500%, 12–1–44	3,941	4,057
3.500%, 5–25–45	4,773	4,820
3.000%, 7–1–45	4,773	4,782
3.500%, 3–1–46	2,232	2,297
3.000%, 10–25–46	1,463	1,453

Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps),
4.328%, 10–25–29 (B)	3,000		3,154
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps),
4.978%, 9–25–29 (B)	2,350		2,543
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps),
5.852%, 2–25–25 (B)	2,681		2,936
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps),
5.952%, 1–25–24 (B)	4,000		4,564
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.002%, 1–25–29 (B)	4,000		4,457
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps),
6.828%, 9–25–29 (B)	4,650		5,158
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 1–1–18	—	*	—	*
5.500%, 2–1–18	—	*	—	*
5.500%, 3–1–18	—	*	—	*
5.000%, 5–1–18	6		6
5.000%, 6–1–18	1		1
5.000%, 7–1–18	1		1
5.000%, 10–1–18	9		9
5.500%, 9–1–19	7		7
3.000%, 9–1–22	496		506
5.000%, 7–1–23	87		94
6.000%, 8–1–23	91		95
5.500%, 2–1–24	38		42
4.500%, 4–1–25	138		145
3.500%, 11–1–25	288		298
3.500%, 6–1–26	445		461
2.500%, 11–1–27	886		886
6.000%, 8–1–29	36		41
7.500%, 5–1–31	13		14
7.000%, 9–1–31	6		7
7.000%, 11–1–31	78		87
6.500%, 12–1–31	7		8
6.500%, 2–1–32	77		87
7.000%, 2–1–32	59		68
7.000%, 3–1–32	86		99
6.500%, 4–1–32	14		16
6.500%, 5–1–32	28		31
6.500%, 7–1–32	9		10
6.500%, 8–1–32	14		16
6.000%, 9–1–32	16		18
6.500%, 9–1–32	33		37
6.000%, 10–1–32	268		307
6.500%, 10–1–32	35		40
6.000%, 11–1–32	203		232
3.500%, 12–1–32	1,471		1,531
6.000%, 3–1–33	332		377
5.500%, 4–1–33	253		282
6.000%, 4–1–33	11		12
5.500%, 5–1–33	24		26
6.000%, 6–1–33	69		77
6.500%, 8–1–33	13		14
6.000%, 10–1–33	39		43
6.000%, 12–1–33	66		75
5.500%, 1–1–34	56		63
5.500%, 1–1–34	57		63
6.000%, 1–1–34	35		40
5.000%, 3–1–34	198		215
5.000%, 3–1–34	19		21
5.500%, 3–1–34	23		26
5.500%, 4–1–34	21		23
5.000%, 5–1–34	13		14
6.000%, 8–1–34	62		70
5.500%, 9–1–34	177		197
6.000%, 9–1–34	67		77
6.500%, 9–1–34	185		206
5.500%, 11–1–34	191		210
6.000%, 11–1–34	95		106
6.500%, 11–1–34	6		7
5.000%, 12–1–34	320		348
5.500%, 1–1–35	167		186
5.500%, 1–1–35	23		25
5.500%, 2–1–35	453		504
5.500%, 2–1–35	49		54
6.500%, 3–1–35	132		150
5.000%, 4–1–35	60		65
5.500%, 4–1–35	121		134
4.500%, 5–1–35	214		229
5.500%, 6–1–35	7		7
4.500%, 7–1–35	177		190
5.000%, 7–1–35	356		387
5.000%, 7–1–35	73		80
5.500%, 7–1–35	52		58
5.500%, 8–1–35	7		8
5.500%, 10–1–35	240		267
5.500%, 11–1–35	130		144
5.500%, 12–1–35	138		153
5.000%, 2–1–36	32		35
5.500%, 2–1–36	45		47
6.500%, 2–1–36	26		29
5.500%, 9–1–36	165		183

5.500%, 11–1–36	62	69
6.000%, 11–1–36	42	48
6.000%, 1–1–37	32	36
6.000%, 5–1–37	82	94
5.500%, 6–1–37	43	49
6.000%, 8–1–37	45	50
6.000%, 9–1–37	41	46
7.000%, 10–1–37	16	17
5.500%, 3–1–38	164	185
5.000%, 4–1–38	206	226
5.500%, 5–1–38	54	59
6.000%, 10–1–38	137	155
6.000%, 12–1–38	94	106
4.500%, 6–1–39	121	130
5.000%, 12–1–39	308	339
5.500%, 12–1–39	180	199
5.000%, 3–1–40	684	747
6.000%, 6–1–40	82	92
4.500%, 10–1–40	587	627
4.000%, 12–1–40	861	905
3.500%, 4–1–41	1,710	1,768
4.000%, 4–1–41	1,071	1,135
4.500%, 4–1–41	1,560	1,685
5.000%, 4–1–41	171	187
4.500%, 7–1–41	802	859
4.000%, 8–1–41	648	681
4.000%, 9–1–41	1,014	1,073
4.000%, 10–1–41	1,155	1,222
3.500%, 11–1–41	2,710	2,806
3.500%, 1–1–42 TBA	10,757	11,070
3.000%, 3–1–42	1,028	1,033
3.500%, 4–1–42	4,793	4,952
3.500%, 8–1–42	1,641	1,696
3.000%, 9–1–42	1,729	1,738
3.500%, 1–1–43	910	941
3.500%, 2–1–43	1,218	1,263
3.500%, 3–1–43	1,681	1,742
3.000%, 5–1–43	6,156	6,190
4.000%, 1–1–44	1,022	1,087
4.000%, 4–1–44	2,841	2,977
3.500%, 5–1–45	2,112	2,177
3.500%, 6–1–45	1,262	1,300
3.500%, 7–1–45	1,445	1,489
3.500%, 8–1–45	2,052	2,116
3.500%, 9–1–45	1,350	1,392
3.000%, 12–1–45	1,405	1,406
3.000%, 1–1–46	3,632	3,636
4.000%, 2–1–47	984	1,039
3.500%, 8–1–47	4,881	5,017
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7–16–40 (E)	116	—	*
0.011%, 6–17–45 (E)	339	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	50	53
4.000%, 8–20–31	598	629
5.000%, 7–15–33	127	137
5.000%, 7–15–34	100	108
5.500%, 12–15–34	128	142
5.000%, 1–15–35	131	142
3.250%, 11–20–35	603	623
5.000%, 12–15–35	228	248
4.000%, 6–20–36	969	1,019
5.500%, 7–15–38	122	134
5.500%, 10–15–38	154	174
5.500%, 2–15–39	39	43
5.000%, 12–15–39	120	132
5.000%, 1–15–40	737	797
4.500%, 6–15–40	359	385
5.000%, 7–15–40	192	208
4.000%, 12–20–40	471	500
4.000%, 1–15–41	558	585
4.000%, 10–15–41	325	341
3.500%, 10–20–43	1,442	1,500
4.000%, 12–20–44	513	538
3.500%, 2–20–45	2,364	2,450
3.000%, 3–15–45	3,219	3,252
3.000%, 3–20–45	1,573	1,589
3.500%, 3–20–45	1,571	1,628

3.500%, 4–20–45	3,542	3,669
3.500%, 4–20–46	1,070	1,108
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index),
6.928%, 2–15–25 (B)	49	53
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2,
7.793%, 2–15–25	13	14

		203,994

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 21.5%		$203,994
(Cost: $202,278)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 10.1%
U.S. Treasury Bonds:
5.375%, 2–15–31 (F)	4,940	6,561
2.750%, 8–15–47	25,808	25,811
U.S. Treasury Notes:
1.500%, 6–15–20	630	624
1.500%, 7–15–20	2,345	2,320
2.000%, 10–31–22	16,095	15,953
2.000%, 11–30–22	1,900	1,882
2.000%, 4–30–24	8,015	7,868
2.250%, 10–31–24	26,718	26,588
2.250%, 11–15–27	8,350	8,230

		95,837

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.1%		$95,837
(Cost: $95,077)

SHORT-TERM SECURITIES
Commercial Paper (G) – 2.3%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
1.601%, 1–5–18	5,000	4,998
Comcast Corp.,
1.771%, 1–4–18	2,000	2,000
Hewlett Packard Enterprise Corp.,
1.502%, 1–4–18	9,400	9,398
Kroger Co. (The),
1.770%, 1–2–18	3,052	3,051
Wisconsin Electric Power Co.,
1.622%, 1–9–18	2,850	2,849

		22,296

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (H)	2,155	2,155

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
1.550%, 1–7–18 (H)	7,870	7,870

TOTAL SHORT-TERM SECURITIES – 3.3%		$32,321
(Cost: $32,323)

TOTAL INVESTMENT SECURITIES – 100.4%		$953,124
(Cost: $939,977)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(4,217)

NET ASSETS – 100.0%		$948,907

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $226,929 or 23.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	All or a portion of securities with an aggregate value of $465 have been pledged as collateral on open futures contracts.

(G)	Rate shown is the yield to maturity at December 31, 2017.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following futures contracts were outstanding at December 31, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Short	675	3-20-18	67,500	$(90,154)	$(19)
U.S. Treasury Long Bond	Long	565	3-20-18	56,500	86,445	510
U.S. Treasury Ultra Long Bond	Short	155	3-20-18	15,500	(25,987)	(406)
U.S. 5-Year Treasury Note	Long	250	4-4-18	25,000	29,041	(139)
					$(655)	$(54)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$4,676	$2,521	$—
Asset-Backed Securities	—	144,396	388
Corporate Debt Securities	—	372,265	—
Mortgage-Backed Securities	—	87,969	—
Municipal Bonds	—	8,757	—
United States Government Agency Obligations	—	197,762	6,232
United States Government Obligations	—	95,837	—
Short-Term Securities	—	32,321	—
Total	$4,676	$941,828	$6,620
Futures Contracts	$510	$—	$—
Liabilities
Futures Contracts	$564	$—	$—

During the period ended December 31, 2017, securities totaling $2,517 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period. There were no transfers between Level 2 and 3 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$939,977

Gross unrealized appreciation	17,996
Gross unrealized depreciation	(4,849)

Net unrealized appreciation	$13,147

SCHEDULE OF INVESTMENTS Ivy Advantus Real Estate Securities Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Real Estate
Diversified REITs – 3.4%
Liberty Property Trust	266	$11,428
STORE Capital Corp.	276	7,197

		18,625

Health Care REITs – 6.2%
HCP, Inc.	93	2,418
Healthcare Trust of America, Inc., Class A	251	7,534
Physicians Realty Trust	136	2,445
Ventas, Inc.	111	6,662
Welltower, Inc.	234	14,890

		33,949

Hotel & Resort REITs – 7.6%
Apple Hospitality REIT, Inc.	320	6,281
Hilton Worldwide Holdings, Inc.	125	9,999
Host Hotels & Resorts, Inc.	772	15,319
RLJ Lodging Trust	179	3,937
Sunstone Hotel Investors, Inc.	371	6,134

		41,670

Industrial REITs – 9.3%
Duke Realty Corp.	574	15,616
First Industrial Realty Trust, Inc.	283	8,900
ProLogis, Inc.	404	26,032

		50,548

Office REITs – 17.6%
Alexandria Real Estate Equities, Inc.	177	23,114
Boston Properties, Inc.	79	10,207
Brandywine Realty Trust	660	12,013
Corporate Office Properties Trust	273	7,966
Highwoods Properties, Inc.	176	8,950
Kilroy Realty Corp.	202	15,069
SL Green Realty Corp.	177	17,828
Vornado Realty Trust	11	822

		95,969

Residential REITs – 18.8%
American Homes 4 Rent	430	9,395
AvalonBay Communities, Inc.	117	20,792
Camden Property Trust	125	11,489
Equity Lifestyle Properties, Inc.	21	1,905
Equity Residential	115	7,345
Essex Property Trust, Inc.	20	4,918
Invitation Homes, Inc.	443	10,449
Mid-America Apartment Communities, Inc.	82	8,246
Sun Communities, Inc.	170	15,810
UDR, Inc.	311	11,983

		102,332

Retail REITs – 20.2%
Agree Realty Corp.	149	7,644
Brixmor Property Group, Inc.	281	5,236
Federal Realty Investment Trust	55	7,305
GGP, Inc.	465	10,884
Kimco Realty Corp.	391	7,099

Macerich Co. (The)	86	5,662
National Retail Properties, Inc.	164	7,060
Realty Income Corp.	127	7,253
Regency Centers Corp.	170	11,775
Simon Property Group, Inc.	234	40,217

		110,135

Specialized REITs – 15.8%
CubeSmart	32	921
CyrusOne, Inc.	165	9,840
Digital Realty Trust, Inc.	177	20,206
Equinix, Inc.	64	28,897
Extra Space Storage, Inc.	131	11,456
Public Storage, Inc.	72	15,089

		86,409

Total Real Estate – 98.9%		539,637

TOTAL COMMON STOCKS – 98.9%		$539,637
(Cost: $399,836)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 0.4%
Archer Daniels Midland Co.,
1.720%, 1–10–18	$2,000	1,999

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (B)	579	579

TOTAL SHORT-TERM SECURITIES – 0.5%		$2,578
(Cost: $2,578)

TOTAL INVESTMENT SECURITIES – 99.4%		$542,215
(Cost: $402,414)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,306

NET ASSETS – 100.0%		$545,521

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$539,637	$—	$—
Short-Term Securities	—	2,578	—
Total	$539,637	$2,578	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$402,414

Gross unrealized appreciation	141,485
Gross unrealized depreciation	(1,685)

Net unrealized appreciation	$139,800

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 1.3%
Delphi Automotive plc	444	$37,703
Delphi Automotive plc (A)	148	7,775

		45,478

Automobile Manufacturers – 2.6%
Bayerische Motoren Werke AG (B)	436	45,236
Suzuki Motor Corp. (B)	803	46,465

		91,701

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	341	64,592

Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc. (A)	53	61,795

Leisure Products – 0.5%
Media Group Holdings LLC, Series H (A)(C)(D)(E)(F)	640	2,641
Media Group Holdings LLC, Series T (A)(C)(D)(E)(F)	80	15,140

		17,781

Movies & Entertainment – 0.5%
Liberty Media Corp., Class C (A)	518	17,708

Tires & Rubber – 0.8%
Bridgestone Corp. (B)	634	29,353

Total Consumer Discretionary – 9.4%		328,408
Consumer Staples
Packaged Foods & Meats – 2.3%
Mondelez International, Inc., Class A	873	37,376
Nestle S.A., Registered Shares (B)	505	43,444

		80,820

Soft Drinks – 1.7%
Coca-Cola Co. (The) (G)	1,313	60,259

Tobacco – 2.0%
ITC Ltd. (B)	3,411	14,068
Philip Morris International, Inc.	513	54,227

		68,295

Total Consumer Staples – 6.0%		209,374
Energy
Integrated Oil & Gas – 1.1%
Royal Dutch Shell plc, Class A (B)	1,080	36,008

Oil & Gas Equipment & Services – 2.7%
Core Laboratories N.V.	176	19,226
Halliburton Co.	864	42,211
Schlumberger Ltd.	500	33,675

		95,112

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	1,114	31,865
EOG Resources, Inc.	475	51,230
Noble Energy, Inc.	1,255	36,559
Pioneer Natural Resources Co.	185	32,039

		151,693

Total Energy – 8.1%		282,813
Financials
Diversified Banks – 3.5%
Axis Bank Ltd. (B)	4,036	35,606
China Construction Bank Corp. (B)	13,077	12,038
Industrial and Commercial Bank of China Ltd., H Shares (B)	15,732	12,611
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	5,029	36,598
Swedbank AB (B)	1,096	26,451

		123,304

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	174	44,222

Life & Health Insurance – 3.4%
AIA Group Ltd. (B)	9,939	84,537
MetLife, Inc.	722	36,509

		121,046

Multi-Line Insurance – 1.5%
Axa S.A. (B)	1,745	51,701

Multi-Sector Holdings – 1.0%
Berkshire Hathaway, Inc., Class B (A)	169	33,519

Other Diversified Financial Services – 3.1%
JPMorgan Chase & Co.	1,009	107,915

Property & Casualty Insurance – 1.2%
Tokio Marine Holdings, Inc. (B)	909	41,355

Regional Banks – 1.5%
PNC Financial Services Group, Inc. (The)	365	52,691

Total Financials – 16.5%		575,753

Health Care
Biotechnology – 1.0%
Alexion Pharmaceuticals, Inc. (A)	292	34,917

Health Care Facilities – 1.0%
HCA Holdings, Inc. (A)	408	35,837

Pharmaceuticals – 2.9%
Bayer AG (B)	276	34,327
Pfizer, Inc.	1,910	69,166

		103,493

Total Health Care – 4.9%		174,247
Industrials
Aerospace & Defense – 4.6%
Airbus SE (B)	610	60,590
Lockheed Martin Corp.	193	61,948
United Technologies Corp.	300	38,232

		160,770

Construction & Engineering – 2.1%
Larsen & Toubro Ltd. (B)	1,989	39,158
Vinci (B)	339	34,605

		73,763

Electrical Components & Equipment – 0.9%
Schneider Electric S.A. (B)	361	30,643

Industrial Machinery – 1.3%
Parker Hannifin Corp.	235	46,901

Railroads – 1.1%
Union Pacific Corp.	302	40,459

Trading Companies & Distributors – 0.7%
Ferguson plc (B)	328	23,531

Total Industrials – 10.7%		376,067
Information Technology
Application Software – 3.3%
Adobe Systems, Inc. (A)	345	60,370
Intuit, Inc.	354	55,855

		116,225

Data Processing & Outsourced Services – 2.4%
FleetCor Technologies, Inc. (A)	157	30,204
Visa, Inc., Class A	475	54,193

		84,397

Electronic Equipment & Instruments – 0.6%
Keyence Corp. (B)	35	19,720

Internet Software & Services – 4.6%
Alibaba Group Holding Ltd. ADR (A)	339	58,384
Alphabet, Inc., Class A (A)	63	66,259
Facebook, Inc., Class A (A)	80	14,145
MercadoLibre, Inc.	79	24,837

		163,625

Semiconductor Equipment – 1.3%
ASML Holding N.V., Ordinary Shares (B)	259	45,093

Semiconductors – 1.4%
Broadcom Corp., Class A	72	18,501
Intel Corp.	380	17,546
QUALCOMM, Inc.	139	8,880
Renesas Electronics Corp. (A)(B)	266	3,084

		48,011

Systems Software – 3.5%
Microsoft Corp.	1,445	123,584

Total Information Technology – 17.1%		600,655
Materials
Diversified Metals & Mining – 1.9%
BHP Billiton plc (B)	1,163	23,526
Rio Tinto plc (B)	794	41,669

		65,195

Total Materials – 1.9%		65,195
Telecommunication Services
Integrated Telecommunication Services – 1.0%
Nippon Telegraph and Telephone Corp. (B)	787	36,981

Total Telecommunication Services – 1.0%		36,981

TOTAL COMMON STOCKS – 75.6%		$2,649,493
(Cost: $2,543,985)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Broadcom Corp., Class A,
Call $280.00, Expires 1–19–18, OTC (Ctrpty: UBS AG)	3,050	305	183

TOTAL PURCHASED OPTIONS – 0.0%			$183
(Cost: $1,062)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Cable & Satellite – 0.3%
Altice S.A.:
7.750%, 5–15–22 (H)		$7,914	7,756
7.625%, 2–15–25 (H)		3,166	3,031

			10,787

Total Consumer Discretionary – 0.3%			10,787
Financials
Diversified Banks – 1.9%
HSBC Holdings plc,
6.875%, 12–29–49		7,343	7,912
ING Groep N.V., Certicaaten Van Aandelen,
6.000%, 10–16–66		16,395	16,993
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49		14,766	15,615
8.625%, 12–29–49		12,891	14,519
Societe Generale Group,
7.375%, 12–29–49 (H)		10,307	11,171

			66,210

Diversified Capital Markets – 0.1%
Credit Suisse Group AG,
7.125%, 7–29–66		3,660	4,006

Total Financials – 2.0%			70,216
Health Care
Pharmaceuticals – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.),
3.150%, 10–1–26		11,832	9,766

Total Health Care – 0.3%			9,766
Telecommunication Services
Integrated Telecommunication Services – 0.5%
Frontier Communications Corp.:
8.125%, 10–1–18		11,871	11,825
7.125%, 3–15–19		6,142	5,897

			17,722

Total Telecommunication Services – 0.5%			17,722

TOTAL CORPORATE DEBT SECURITIES – 3.1%			$108,491
(Cost: $106,408)

OTHER GOVERNMENT SECURITIES (I)
Brazil – 1.6%
Brazil Notas do Tesouro Nacional,
10.000%, 1–1–21 (J)	BRL	178,259	55,350

Mexico – 2.7%
Mexican Bonos:
10.000%, 12–5–24 (J)	MXN	824,607	47,272
5.750%, 3–5–26 (J)		1,033,419	46,459

			93,731

TOTAL OTHER GOVERNMENT SECURITIES – 4.3%			$149,081
(Cost: $163,403)

LOANS (K)
Consumer Discretionary
General Merchandise Stores – 0.2%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps):
0.000%, 2–3–24 (L)		$1,584	1,557
4.953%, 2–3–24		6,334	6,227

			7,784

Total Consumer Discretionary – 0.2%			7,784
Financials
Property & Casualty Insurance – 0.4%
Hub International Ltd.,
0.000%, 10–2–20 (L)		7,921	7,954
USI, Inc.,
0.000%, 5–16–24 (L)		7,920	7,903

			15,857

Total Financials – 0.4%			15,857
Telecommunication Services
Integrated Telecommunication Services – 0.6%
West Corp.,
0.000%, 10–10–24 (L)		19,825	19,866

Total Telecommunication Services – 0.6%			19,866

TOTAL LOANS – 1.2%			$43,507
(Cost: $43,559)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 4.1%
U.S. Treasury Notes:
0.125%, 4–15–21	27,831	27,725
0.625%, 1–15–26	67,605	68,729
0.125%, 7–15–26	5,177	5,062
1.000%, 2–15–46	38,954	41,682

		143,198

Treasury Obligations – 1.0%
U.S. Treasury Bonds,
2.750%, 8–15–47	36,882	36,886

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.1%		$180,084
(Cost: $179,484)

BULLION – 6.0%	Troy Ounces
Gold	161	210,088

(Cost: $191,012)

SHORT-TERM SECURITIES	Principal
Commercial Paper (M) – 2.0%
Bemis Co., Inc.,
1.781%, 1–8–18	$6,000	5,997
Clorox Co. (The),
1.751%, 1–2–18	5,000	4,999
Comcast Corp.,
1.771%, 1–4–18	4,000	3,999
CVS Health Corp.,
1.731%, 1–9–18	5,000	4,997
Hewlett Packard Enterprise Corp.:
1.542%, 1–3–18	3,000	3,000
1.502%, 1–4–18	12,500	12,497
Mondelez International, Inc.,
1.851%, 1–9–18	5,000	4,997
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
1.630%, 1–31–18	5,000	4,993
Rockwell Automation, Inc.,
2.080%, 1–10–18	5,000	4,997
Sysco Corp.,
1.691%, 1–2–18	5,000	4,999
Walgreens Boots Alliance, Inc.,
2.010%, 1–11–18	15,000	14,991

		70,466

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (N)	958	958

Municipal Obligations – 2.8%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.650%, 1–7–18 (N)	5,000	5,000
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps),
1.720%, 1–7–18 (N)	4,000	4,000
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 23 bps),
1.650%, 1–4–18 (N)	1,950	1,950
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.) (BVAL plus 25 bps),
1.800%, 1–1–18 (N)	5,060	5,060
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.650%, 1–7–18 (N)	5,005	5,005
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps),
1.700%, 1–7–18 (N)	11,600	11,600
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
1.600%, 1–7–18 (N)	27,200	27,200
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
1.700%, 1–7–18 (N)	14,000	14,000
SD Hlth and Edu Fac Auth, Var Rate Dmnd Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.) (BVAL plus 9 bps),
1.710%, 1–7–18 (N)	1,800	1,800
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
1.560%, 1–7–18 (N)	8,105	8,105

University of California (1-Month U.S. LIBOR plus 8 bps),
1.600%, 1–7–18 (N)	16,000	16,000

		99,720

United States Government Agency Obligations – 1.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.490%, 1–7–18 (N)	10,107	10,107
1.510%, 1–7–18 (N)	6,900	6,900
1.530%, 1–7–18 (N)	3,500	3,500
1.550%, 1–7–18 (N)	15,000	15,000

		35,507

TOTAL SHORT-TERM SECURITIES – 5.8%		$206,651
(Cost: $206,660)

TOTAL INVESTMENT SECURITIES – 101.1%		$3,547,578
(Cost: $3,435,573)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(37,239)

NET ASSETS – 100.0%		$3,510,339

Notes to Consolidated Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At December 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$448,211	$2,641
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,531	15,140
			$616,742	$17,781

The total value of these securities represented 0.5% of net assets at December 31, 2017.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	All or a portion of securities with an aggregate value of $1,336 are held in collateralized accounts for OTC swap agreements collateral.

(H)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $72,440 or 2.1% of net assets.

(I)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(J)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real and MXN – Mexican Peso).

(K)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(L)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(M)	Rate shown is the yield to maturity at December 31, 2017.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at December 31, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount (A)		Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Euro STOXX Bank Index	Morgan Stanley & Co. International plc	12/08/2018	EUR	54,060	3-Month Euribor plus 40 bps	$(2,065)	$—	$(2,065)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following written options were outstanding at December 31, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Broadcom Corp., Class A	UBS AG	Put	1,525	153	January 2018	$240.00	$376	$(141)
	UBS AG	Call	3,050	305	January 2018	310.00	129	(23)
							$505	$(164)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$171,865	$138,762	$17,781
Consumer Staples	165,930	43,444	—
Energy	246,805	36,008	—

Financials	274,856	300,897	—
Health Care	139,920	34,327	—
Industrials	187,540	188,527	—
Information Technology	532,758	67,897	—
Materials	—	65,195	—
Telecommunication Services	—	36,981	—
Total Common Stocks	$1,719,674	$912,038	$17,781
Purchased Options	—	183	—
Corporate Debt Securities	—	108,491	—
Other Government Securities	—	149,081	—
Loans	—	43,507	—
United States Government Obligations	—	180,084	—
Bullion	210,088	—	—
Short-Term Securities	—	206,651	—
Total	$1,929,762	$1,600,035	$17,781
Liabilities
Total Return Swaps	$—	$2,065	$—
Written Options	$—	$164	$—

During the period ended December 31, 2017, securities totaling $240,767 were transferred from Level 3 to Level 1 due to the increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $483,534 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers in and out of Level 1, 2, and 3 represent the values as of the beginning of the reporting period.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2017 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$3,510,339	$210,511	6.00%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$3,510,339	$18,342	0.52%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,435,573

Gross unrealized appreciation	741,814
Gross unrealized depreciation	(629,809)

Net unrealized appreciation	$112,005

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automotive Retail – 0.5%
O’Reilly Automotive, Inc. (A)	42	$10,139

Cable & Satellite – 1.0%
Comcast Corp., Class A	483	19,344

Casinos & Gaming – 2.0%
Las Vegas Sands, Inc.	514	35,697

General Merchandise Stores – 0.8%
Dollar General Corp.	163	15,156

Home Improvement Retail – 1.8%
Lowe’s Co., Inc.	363	33,763

Hotels, Resorts & Cruise Lines – 2.0%
Carnival Corp.	554	36,763

Movies & Entertainment – 1.9%
Twenty-First Century Fox, Inc.	1,053	35,937

Restaurants – 1.3%
YUM! Brands, Inc.	299	24,414

Total Consumer Discretionary – 11.3%		211,213
Consumer Staples
Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	176	19,668

Total Consumer Staples – 1.0%		19,668
Energy
Integrated Oil & Gas – 1.6%
Chevron Corp.	242	30,327

Oil & Gas Equipment & Services – 1.3%
Schlumberger Ltd.	342	23,071

Oil & Gas Exploration & Production – 1.2%
Newfield Exploration Co. (A)	452	14,255
Noble Energy, Inc.	292	8,505

		22,760

Total Energy – 4.1%		76,158
Financials
Diversified Banks – 2.6%
Northern Trust Corp.	249	24,892
Wells Fargo & Co.	391	23,716

		48,608

Financial Exchanges & Data – 1.8%
Intercontinental Exchange, Inc.	474	33,474

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	104	26,508

Life & Health Insurance – 1.4%
MetLife, Inc.	515	26,018

Other Diversified Financial Services – 2.0%
JPMorgan Chase & Co.	356	38,044

Regional Banks – 2.0%
PNC Financial Services Group, Inc. (The)	262	37,804

Total Financials – 11.2%		210,456
Health Care
Biotechnology – 2.1%
Biogen, Inc. (A)	84	26,664
BioMarin Pharmaceutical, Inc. (A)	150	13,398

		40,062

Health Care Services – 1.6%
Laboratory Corp. of America Holdings (A)	185	29,581

Managed Health Care – 1.8%
UnitedHealth Group, Inc.	155	34,138

Pharmaceuticals – 2.2%
Jazz Pharmaceuticals plc (A)	96	12,893
Pfizer, Inc.	756	27,386

		40,279

Total Health Care – 7.7%		144,060
Industrials
Aerospace & Defense – 2.2%
TransDigm Group, Inc.	68	18,757
United Technologies Corp.	176	22,401

		41,158

Airlines – 1.1%
Delta Air Lines, Inc.	369	20,684

Construction Machinery & Heavy Trucks – 1.7%
Allison Transmission Holdings, Inc.	265	11,424

PACCAR, Inc.	293	20,830

		32,254

Industrial Machinery – 1.1%
Parker Hannifin Corp.	104	20,796

Railroads – 2.1%
Union Pacific Corp.	287	38,507

Trucking – 1.3%
Knight Transportation, Inc.	563	24,612

Total Industrials – 9.5%		178,011
Information Technology
Application Software – 2.3%
Autodesk, Inc. (A)	411	43,059

Data Processing & Outsourced Services – 1.4%
MasterCard, Inc., Class A	175	26,450

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A	393	27,907

Semiconductor Equipment – 0.9%
Applied Materials, Inc.	328	16,775

Semiconductors – 3.9%
Broadcom Corp., Class A	55	14,040
Integrated Device Technology, Inc. (A)	442	13,136
Intel Corp.	782	36,115
QUALCOMM, Inc.	170	10,893

		74,184

Systems Software – 2.0%
Microsoft Corp.	431	36,885

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	196	33,107

Total Information Technology – 13.8%		258,367
Materials
Commodity Chemicals – 1.2%
Valvoline, Inc.	869	21,766

Specialty Chemicals – 2.8%
Ecolab, Inc.	138	18,510
PPG Industries, Inc.	293	34,182

		52,692

Total Materials – 4.0%		74,458

TOTAL COMMON STOCKS – 62.6%		$1,172,391
(Cost: $855,802)

PREFERRED STOCKS
Energy
Integrated Oil & Gas – 1.0%
Hess Corp., Convertible, 8.000%	320	18,522

Total Energy – 1.0%		18,522
Health Care
Managed Health Care – 0.7%
Anthem, Inc., 5.250%	250	14,000

Pharmaceuticals – 0.5%
Allergan plc, Convertible Series A, 5.500%	15	8,794

Total Health Care – 1.2%		22,794
Industrials
Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	255	13,500

Total Industrials – 0.7%		13,500
Materials
Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible, 6.000%	12	10,709

Total Materials – 0.6%		10,709

TOTAL PREFERRED STOCKS – 3.5%		$65,525
(Cost: $73,649)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 1–15–25	$2,000	1,982
American Airlines Class AA Pass Through Certificates, Series 2017-2, 3.350%, 10–15–29	2,000	2,016

Norwegian Air Shuttle 2016-1, Class A, 4.875%, 5–10–28 (B)	953	962

TOTAL ASSET-BACKED SECURITIES – 0.3%		$4,960
(Cost: $4,965)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.2%
Under Armour, Inc., 3.250%, 6–15–26	$3,384	2,962

Auto Parts & Equipment – 0.2%
Lear Corp.,
3.800%, 9–15–27	3,250	3,252

Automobile Manufacturers – 0.1%
General Motors Co.,
4.200%, 10–1–27	1,250	1,293

Broadcasting – 0.2%
Discovery Communications LLC:
3.300%, 5–15–22	900	907
2.950%, 3–20–23	1,000	990
3.950%, 3–20–28	2,750	2,734

		4,631

General Merchandise Stores – 0.1%
Dollar General Corp.,
1.875%, 4–15–18	1,000	999

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,556

Hotels, Resorts & Cruise Lines – 0.4%
Royal Caribbean Cruises Ltd.,
3.700%, 3–15–28	5,000	4,953
Wyndham Worldwide Corp.:
4.150%, 4–1–24	1,000	1,004
4.500%, 4–1–27	2,000	2,032

		7,989

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.,
2.800%, 8–22–24 (B)	3,000	2,990

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	2,000	1,990

Total Consumer Discretionary – 1.6%		27,662
Consumer Staples
Brewers – 0.1%
Molson Coors Brewing Co.,
3.000%, 7–15–26	1,500	1,468

Distillers & Vintners – 0.3%
Beam, Inc.,
1.750%, 6–15–18	1,000	998
Constellation Brands, Inc.,
2.650%, 11–7–22	4,000	3,957

		4,955

Household Products – 0.1%
Clorox Co. (The),
3.100%, 10–1–27	1,500	1,490

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (B)	4,000	4,019

Total Consumer Staples – 0.7%		11,932
Energy
Integrated Oil & Gas – 0.4%
Hess Corp.,
4.300%, 4–1–27	7,500	7,516

Oil & Gas Drilling – 0.7%
Nabors Industries Ltd., Convertible,
0.750%, 1–15–24 (B)	16,500	12,643

Oil & Gas Equipment & Services – 0.4%
Baker Hughes, a GE Co. LLC,
3.337%, 12–15–27 (B)	2,000	1,996
Schlumberger Holding Corp.,
2.350%, 12–21–18 (B)	4,500	4,510

		6,506

Oil & Gas Exploration & Production – 0.7%
BP Capital Markets plc (GTD by BP plc),
2.315%, 2–13–20	3,000	3,007
Concho Resources, Inc.,
4.375%, 1–15–25	6,500	6,760
ONEOK Partners L.P.,
3.200%, 9–15–18	2,750	2,766

		12,533

Oil & Gas Refining & Marketing – 0.1%
Andeavor:
3.800%, 4–1–28	1,000	1,002
4.500%, 4–1–48	1,000	1,010

		2,012

Oil & Gas Storage & Transportation – 1.3%
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (B)	5,000	4,991

Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	11,621	8,658
Kinder Morgan, Inc.,
3.150%, 1–15–23	1,000	994
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	3,500	3,606
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10–1–27	1,000	980
Williams Partners L.P.,
3.600%, 3–15–22	5,500	5,625

		24,854

Total Energy – 3.6%		66,064
Financials
Asset Management & Custody Banks – 0.4%
Ares Capital Corp.,
4.875%, 11–30–18	6,500	6,648

Consumer Finance – 1.0%
Capital One Bank USA N.A.,
2.250%, 2–13–19	4,000	3,994
Capital One Financial Corp.,
3.300%, 10–30–24	3,500	3,487
Ford Motor Credit Co. LLC:
3.339%, 3–28–22	2,500	2,529
2.979%, 8–3–22	1,000	996
3.815%, 11–2–27	2,500	2,500
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22	1,000	1,013
3.700%, 5–9–23	1,050	1,071
3.500%, 11–7–24	2,500	2,494
Hyundai Capital America,
2.875%, 8–9–18 (B)	1,550	1,553

		19,637

Diversified Banks – 3.9%
Australia and New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (B)	7,150	7,436
Bank of America Corp.:
2.000%, 1–11–18	2,500	2,500
4.000%, 1–22–25	750	780
8.000%, 7–29–49	10,000	10,034
Bank of Montreal,
3.803%, 12–15–32	6,000	5,932
Barclays plc,
5.200%, 5–12–26	5,000	5,332
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	5,000	4,981
HSBC Holdings plc,
3.400%, 3–8–21	5,000	5,110
ING Bank N.V.,
2.500%, 10–1–19 (B)	1,300	1,303
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	5,200	5,224
Santander Holdings USA, Inc.,
3.400%, 1–18–23 (B)	1,000	996
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	4,000	4,009
Societe Generale S.A.,
4.250%, 4–14–25 (B)	2,750	2,805
Standard Chartered plc,
2.250%, 4–17–20 (B)	10,700	10,602
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	4,000	4,001
U.S. Bancorp,
3.100%, 4–27–26	2,500	2,482

		73,527

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	2,500	2,614
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	4,000	4,015
Goldman Sachs Group, Inc. (The):
2.905%, 7–24–23	3,000	2,979
3.272%, 9–29–25	4,000	3,983
5.700%, 12–29–49	1,300	1,340
Morgan Stanley,
3.591%, 7–22–28	5,000	5,044

		19,975

Life & Health Insurance – 0.5%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	2,600	2,585
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (B)	2,000	2,025
Prudential Financial, Inc.,
8.875%, 6–15–38	1,600	1,644
Sumitomo Life Insurance Co.,
4.000%, 9–14–77 (B)	3,000	2,942

		9,196

Multi-Line Insurance – 0.5%
American International Group, Inc.,
2.300%, 7–16–19	2,750	2,748
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	6,000	6,020

		8,768

Other Diversified Financial Services – 2.2%
Citigroup, Inc.:
5.800%, 11–29–49	8,500	8,808
5.950%, 12–29–49	9,250	9,812
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	1,250	1,250
JPMorgan Chase & Co.:
7.900%, 4–29–49	8,200	8,302
5.000%, 12–29–49	4,500	4,578
5.300%, 11–1–65	1,500	1,556

PennantPark Investment Corp.,
4.500%, 10–1–19	5,000	5,057
Total Capital (GTD by Total S.A.),
2.125%, 8–10–18	1,500	1,504

		40,867

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3–15–21	2,300	2,292
Markel Corp.,
3.500%, 11–1–27	3,000	2,984

		5,276

Regional Banks – 1.2%
Citizens Financial Group, Inc.,
3.750%, 7–1–24	8,900	8,892
PNC Bank N.A.,
3.250%, 6–1–25	4,000	4,059
SunTrust Banks, Inc.:
2.350%, 11–1–18	3,700	3,710
5.625%, 12–29–49	4,800	4,992

		21,653

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (B)	6,000	6,483

Total Financials – 11.4%		212,030
Health Care
Biotechnology – 0.3%
Amgen, Inc.,
2.125%, 5–1–20	6,000	5,968

Health Care Distributors – 0.1%
AmerisourceBergen Corp.,
3.450%, 12–15–27	2,000	1,983

Health Care Equipment – 0.2%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	3,000	3,001

Health Care Services – 0.4%
Cardinal Health, Inc.,
2.400%, 11–15–19	3,900	3,897
Quest Diagnostics, Inc.,
3.450%, 6–1–26	5,000	5,016

		8,913

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	5,000	4,914

Pharmaceuticals – 0.8%
AbbVie, Inc.,
3.200%, 5–14–26	3,500	3,489
Celgene Corp.,
3.450%, 11–15–27	2,500	2,497
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	4,500	4,812
Johnson & Johnson,
3.400%, 1–15–38	5,000	5,117
Mylan, Inc.,
2.550%, 3–28–19	700	700

		16,615

Total Health Care – 2.1%		41,394
Industrials
Aerospace & Defense – 0.5%
Huntington Ingalls Industries, Inc.,
3.483%, 12–1–27 (B)	2,000	1,995
Northrop Grumman Corp.,
3.250%, 1–15–28	2,500	2,503
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.375%, 6–15–26	5,500	5,576

		10,074

Agricultural & Farm Machinery – 0.1%
CNH Industrial N.V.,
3.850%, 11–15–27	2,000	1,996

Airlines – 0.4%
Aviation Capital Group LLC,
3.500%, 11–1–27 (B)	4,750	4,654
Southwest Airlines Co.,
2.650%, 11–5–20	2,900	2,911

		7,565

Diversified Support Services – 0.1%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (B)	1,118	1,051

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11–15–27	4,000	3,996

Industrial Conglomerates – 0.1%
3M Co.,
2.875%, 10–15–27	1,500	1,492

Railroads – 0.0%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	873	869

Total Industrials – 1.4%		27,043

Information Technology
Data Processing & Outsourced Services – 0.2%
Fiserv, Inc.,
2.700%, 6–1–20	2,900	2,918

IT Consulting & Other Services – 0.1%
Keysight Technologies, Inc.,
4.600%, 4–6–27	2,500	2,631

Total Information Technology – 0.3%		5,549
Materials
Construction Materials – 0.2%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (B)	4,250	4,239

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4–15–21 (B)	2,200	2,261

Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Co. (The),
4.050%, 11–15–27	4,000	4,009

Metal & Glass Containers – 0.4%
BakerCorp International, Inc.,
8.250%, 6–1–19	7,747	7,089

Paper Packaging – 0.3%
Packaging Corp. of America,
3.400%, 12–15–27	2,500	2,506
WestRock Co.,
3.000%, 9–15–24 (B)	3,500	3,468

		5,974

Specialty Chemicals – 0.2%
Ecolab, Inc.:
3.250%, 12–1–27 (B)	2,000	2,001
3.950%, 12–1–47 (B)	2,000	2,042

		4,043

Total Materials – 1.4%		27,615
Real Estate
Specialized REITs – 1.0%
American Tower Corp.:
2.250%, 1–15–22	7,500	7,304
4.700%, 3–15–22	1,400	1,498
3.375%, 10–15–26	3,000	2,947
Crown Castle International Corp.:
5.250%, 1–15–23	1,046	1,145
3.200%, 9–1–24	500	495
3.700%, 6–15–26	2,600	2,598
3.650%, 9–1–27	2,000	1,994

		17,981

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
3.600%, 1–15–28	3,000	2,981

Total Real Estate – 1.1%		20,962
Telecommunication Services
Integrated Telecommunication Services – 0.4%
AT&T, Inc.:
4.125%, 2–17–26	900	920
3.900%, 8–14–27	2,000	2,013
4.900%, 8–14–37	1,000	1,014
5.150%, 2–14–50	1,500	1,508
Verizon Communications, Inc.,
4.500%, 8–10–33	2,000	2,096

		7,551

Wireless Telecommunication Service – 0.0%
Virgin Media Finance plc,
4.875%, 2–15–22	284	276

Total Telecommunication Services – 0.4%		7,827
Utilities
Electric Utilities – 0.7%
Duke Energy Corp.,
3.150%, 8–15–27	1,000	993
Electricite de France S.A.,
2.150%, 1–22–19 (B)	3,750	3,750
Entergy Texas, Inc.,
2.550%, 6–1–21	2,400	2,382
Exelon Corp.,
2.450%, 4–15–21	2,500	2,488
PPL Energy Supply LLC,
4.600%, 12–15–21	2,800	2,562

		12,175

Total Utilities – 0.7%		12,175

TOTAL CORPORATE DEBT SECURITIES – 24.7%		$460,253
(Cost: $459,922)

LOANS (C)
Industrials
Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.193%, 1–30–23 (D)	$6,526	6,526

Total Industrials – 0.3%		6,526

TOTAL LOANS – 0.3%		$6,526
(Cost: $6,418)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.5%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6–1–44	5,422		5,803
3.000%, 6–15–45	6,729		6,843
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 1–1–18	—	*	—	*
6.500%, 10–1–28	28		30
6.500%, 2–1–29	5		5
3.500%, 6–25–29	3,948		4,097
7.000%, 11–1–31	40		45
6.500%, 2–1–32	31		35
7.000%, 2–1–32	45		51
7.000%, 3–1–32	19		22
7.000%, 7–1–32	24		27
6.500%, 9–1–32	24		27
5.500%, 5–1–33	19		20
5.500%, 6–1–33	17		19
4.500%, 11–1–43	4,644		5,004
3.000%, 10–25–46	6,555		6,623

			28,651

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%			$28,651
(Cost: $29,495)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.6%
U.S. Treasury Notes:
0.125%, 7–15–26	24,697		24,147
2.125%, 2–15–40	21,911		28,548
1.000%, 2–15–46	14,574		15,595

			68,290

Treasury Obligations – 2.6%
U.S. Treasury Bonds,
2.750%, 11–15–47	7,500		7,504
U.S. Treasury Notes:
1.875%, 7–31–22	2,000		1,973

2.000%, 10–31–22	4,500	4,460
2.000%, 11–30–22	2,000	1,982
2.125%, 7–31–24	3,000	2,964
2.125%, 9–30–24	5,000	4,936
2.250%, 10–31–24	2,500	2,488
2.125%, 11–30–24	2,000	1,973
2.250%, 8–15–27	10,500	10,349
2.250%, 11–15–27	11,000	10,841

		49,470

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.2%		$117,760
(Cost: $117,840)

SHORT-TERM SECURITIES
Commercial Paper (E) – 0.6%
CVS Health Corp.,
1.731%, 1–9–18	5,000	4,997
Kroger Co. (The),
1.770%, 1–2–18	3,000	3,000
McCormick & Co., Inc.,
1.771%, 1–4–18	3,000	2,999

		10,996

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1-5-18 (F)	2,783	2,783

TOTAL SHORT-TERM SECURITIES – 0.7%		$13,779
(Cost: $13,780)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,869,845
(Cost: $1,561,871)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		3,179

NET ASSETS – 100.0%		$1,873,024

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $126,325 or 6.7% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Rate shown is the yield to maturity at December 31, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,172,391	$—	$—
Preferred Stocks	54,816	10,709	—
Asset-Backed Securities	—	4,960	—
Corporate Debt Securities	—	460,253	—
Loans	—	—	6,526
United States Government Agency Obligations	—	28,651	—
United States Government Obligations	—	117,760	—
Short-Term Securities	—	13,779	—
Total	$1,227,207	$636,112	$6,526

During the period ended December 31, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,561,871

Gross unrealized appreciation	330,486
Gross unrealized depreciation	(22,512)

Net unrealized appreciation	$307,974

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 2.0%
Magna International, Inc.	1,698	$96,203

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	545	103,310

Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc. (A)	71	82,564

Leisure Facilities – 1.1%
Vail Resorts, Inc.	253	53,734

Total Consumer Discretionary – 7.1%		335,811
Consumer Staples
Brewers – 1.1%
Molson Coors Brewing Co., Class B	646	53,042

Hypermarkets & Super Centers – 2.1%
Costco Wholesale Corp.	528	98,346

Packaged Foods & Meats – 1.0%
Kraft Foods Group, Inc.	585	45,482

Soft Drinks – 2.3%
Monster Beverage Corp. (A)	1,715	108,561

Tobacco – 2.0%
Philip Morris International, Inc.	900	95,056

Total Consumer Staples – 8.5%		400,487
Energy
Oil & Gas Exploration & Production – 5.5%
Cimarex Energy Co.	714	87,083
ConocoPhillips	645	35,377
EOG Resources, Inc.	924	99,698
Pioneer Natural Resources Co.	232	40,170

		262,328

Total Energy – 5.5%		262,328
Financials
Asset Management & Custody Banks – 2.6%
Blackstone Group L.P. (The)	3,827	122,528

Diversified Banks – 2.6%
Bank of America Corp.	4,158	122,738

Financial Exchanges & Data – 2.1%
CME Group, Inc.	677	98,817

Investment Banking & Brokerage – 4.9%
Charles Schwab Corp. (The)	1,588	81,571
Morgan Stanley	2,926	153,548

		235,119

Other Diversified Financial Services – 5.2%
Citigroup, Inc.	1,386	103,095
JPMorgan Chase & Co.	1,348	144,166

		247,261

Total Financials – 17.4%		826,463
Health Care
Biotechnology – 0.8%
Alexion Pharmaceuticals, Inc. (A)	319	38,190

Health Care Equipment – 1.3%
Intuitive Surgical, Inc. (A)	166	60,434

Managed Health Care – 4.9%
Cigna Corp.	444	90,172
UnitedHealth Group, Inc.	645	142,219

		232,391

Pharmaceuticals – 3.6%
Eli Lilly and Co.	1,096	92,568
Zoetis, Inc.	1,067	76,874

		169,442

Total Health Care – 10.6%		500,457
Industrials
Aerospace & Defense – 5.9%
Airbus SE (B)	1,165	115,815
Lockheed Martin Corp.	250	80,262
United Technologies Corp.	659	84,120

		280,197

Construction Machinery & Heavy Trucks – 1.5%
WABCO Holdings, Inc. (A)	480	68,909

Railroads – 1.6%
Norfolk Southern Corp.	540	78,290

Trucking – 2.3%
J.B. Hunt Transport Services, Inc.	961	110,461

Total Industrials – 11.3%		537,857
Information Technology
Application Software – 2.3%
Adobe Systems, Inc. (A)	620	108,684

Data Processing & Outsourced Services – 6.8%
MasterCard, Inc., Class A	538	81,363
PayPal, Inc. (A)	2,012	148,094
Visa, Inc., Class A	842	95,948

		325,405

Electronic Manufacturing Services – 1.4%
TE Connectivity Ltd.	693	65,872

Home Entertainment Software – 1.6%
Electronic Arts, Inc. (A)	719	75,486

Internet Software & Services – 4.9%
Alphabet, Inc., Class A (A)	137	144,105
Facebook, Inc., Class A (A)	504	88,898

		233,003

Semiconductor Equipment – 3.9%
Applied Materials, Inc.	1,963	100,333
ASML Holding N.V., NY Registry Shares	488	84,859

		185,192

Semiconductors – 4.0%
Analog Devices, Inc.	994	88,451
Broadcom Corp., Class A	392	100,705

		189,156

Systems Software – 5.0%
Microsoft Corp.	2,769	236,843

Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	1,263	213,754

Total Information Technology – 34.4%		1,633,395
Materials
Commodity Chemicals – 2.3%
LyondellBasell Industries N.V., Class A	993	109,493

Diversified Chemicals – 2.2%
Dow Chemical Co. (The)	1,431	101,916

Total Materials – 4.5%		211,409

TOTAL COMMON STOCKS – 99.3%		$4,708,207
(Cost: $3,558,719)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.7%
Comcast Corp.,
1.771%, 1–4–18	$3,000	2,999
Hewlett Packard Enterprise Corp.,
1.542%, 1–3–18	4,600	4,599
Kroger Co. (The),
1.770%, 1–2–18	5,000	4,999
McCormick & Co., Inc.:
1.901%, 1–3–18	5,000	4,999
1.771%, 1–4–18	3,300	3,299
Mondelez International, Inc.,
1.670%, 1–2–18	3,875	3,874
Virginia Electric and Power Co.,
1.781%, 1–9–18	10,000	9,995

		34,764

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (D)	1,469	1,469

Municipal Obligations – 0.1%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps),
1.720%, 1–7–18 (D)	4,000	4,000
University of California (1-Month U.S. LIBOR plus 8 bps),
1.600%, 1–7–18 (D)	2,675	2,675

		6,675

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
1.490%, 1–7–18 (D)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 0.9%		$47,908
(Cost: $47,913)

TOTAL INVESTMENT SECURITIES – 100.2%		$4,756,115
(Cost: $3,606,632)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(10,541)

NET ASSETS – 100.0%		$4,745,574

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at December 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	99,330	U.S. Dollar	115,919	1-5-18	Citibank N.A.	$—	$3,277

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$335,811	$—	$—
Consumer Staples	400,487	—	—
Energy	262,328	—	—
Financials	826,463	—	—
Health Care	500,457	—	—
Industrials	422,042	115,815	—
Information Technology	1,633,395	—	—
Materials	211,409	—	—
Total Common Stocks	$4,592,392	$115,815	$—
Short-Term Securities	—	47,908	—
Total	$4,592,392	$163,723	$—
Liabilities
Forward Foreign Currency Contracts	$—	$3,277	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,606,632

Gross unrealized appreciation	1,162,605
Gross unrealized depreciation	(13,122)

Net unrealized appreciation	$1,149,483

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Consumer Discretionary – 1.5%
Hudson’s Bay Co.	324	$2,909

Total Canada – 1.5%		$2,909
China
Information Technology – 2.5%
Baidu.com, Inc. ADR (A)	21	4,907

Telecommunication Services – 1.5%
China Mobile Ltd.	295	2,983

Total China – 4.0%		$7,890
France
Health Care – 2.4%
Sanofi-Aventis	55	4,755

Industrials – 3.3%
Compagnie de Saint-Gobain	68	3,732
Vinci	26	2,660

		6,392

Total France – 5.7%		$11,147
Germany
Financials – 0.5%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	4	935

Total Germany – 0.5%		$935
Hong Kong
Real Estate – 2.5%
Cheung Kong (Holdings) Ltd.	387	4,843

Total Hong Kong – 2.5%		$4,843
Japan
Information Technology – 2.8%
Hitachi Ltd.	721	5,594

Telecommunication Services – 2.2%
SoftBank Group Corp.	56	4,410

Total Japan – 5.0%		$10,004
Luxembourg
Energy – 1.9%
Tenaris S.A.	234	3,720

Total Luxembourg – 1.9%		$3,720
South Korea
Information Technology – 2.8%
Samsung Electronics Co. Ltd.	2	5,536

Materials – 2.2%
POSCO	14	4,277

Total South Korea – 5.0%		$9,813
Switzerland
Health Care – 1.7%
Novartis AG, Registered Shares	40	3,383

Total Switzerland – 1.7%		$3,383
United Kingdom
Consumer Discretionary – 1.2%
Fiat S.p.A. (A)	132	2,364

Financials – 4.3%
Barclays plc	1,218	3,335
Standard Chartered plc	488	5,127

		8,462

Industrials – 1.6%
Weir Group plc (The)	113	3,244

Total United Kingdom – 7.1%		$14,070
United States
Consumer Discretionary – 12.5%
Advance Auto Parts, Inc.	30	3,009

BorgWarner, Inc.	76	3,887
Discovery Communications, Inc. (A)	189	4,011
Liberty Global, Inc., Series A (A)	223	7,976
Twenty-First Century Fox, Inc., Class A	172	5,936

		24,819

Consumer Staples – 1.6%
CVS Caremark Corp.	43	3,144

Energy – 5.9%
Apache Corp.	79	3,343
Chesapeake Energy Corp. (A)	399	1,581
Halliburton Co.	46	2,242
Rowan Cos., Inc. (A)	100	1,563
RPC, Inc.	115	2,939

		11,668

Financials – 22.0%
American International Group, Inc.	85	5,087
Bank of America Corp.	379	11,181
Citigroup, Inc.	151	11,252
Goldman Sachs Group, Inc. (The)	19	4,881
Wells Fargo & Co.	185	11,247

		43,648

Health Care – 7.0%
Allergan plc	19	3,144
Da Vita, Inc. (A)	77	5,580
HCA Holdings, Inc. (A)	57	5,009

		13,733

Industrials – 6.1%
Bristow Group, Inc.	517	6,959
Union Pacific Corp.	21	2,862
Westinghouse Air Brake Technologies Corp.	27	2,177

		11,998

Information Technology – 2.9%
International Business Machines Corp.	37	5,709

Materials – 3.3%
Axalta Coating Systems Ltd. (A)	68	2,191
Compass Minerals International, Inc.	62	4,451

		6,642

Total United States – 61.3%		$121,361

TOTAL COMMON STOCKS – 96.2%		$190,075
(Cost: $146,330)

PREFERRED STOCKS
United States
Energy – 3.7%
Chesapeake Energy Corp., 5.750%, Cumulative	2	1,408
Chesapeake Energy Corp., 5.750%, Series A Cumulative	11	5,992

		7,400

Total United States – 3.7%		$7,400

TOTAL PREFERRED STOCKS – 3.7%		$7,400
(Cost: $9,876)

TOTAL INVESTMENT SECURITIES – 99.9%		$197,475
(Cost: $156,206)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		271

NET ASSETS – 100.0%		$197,746

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	1,034,900	U.S. Dollar	9,138	2-7-18	Morgan Stanley International	$—	$63

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$27,728	$2,364	$—
Consumer Staples	3,144	—	—
Energy	11,668	3,720	—
Financials	43,648	9,397	—
Health Care	13,733	8,138	—
Industrials	15,242	6,392	—
Information Technology	10,616	11,130	—
Materials	6,642	4,277	—
Real Estate	—	4,843	—
Telecommunication Services	—	7,393	—
Total Common Stocks	$132,421	$57,654	$—
Preferred Stocks	—	7,400	—
Total	$132,421	$65,054	$—
Liabilities
Forward Foreign Currency Contracts	$—	$63	$—

During the period ended December 31, 2017, securities totaling $59,179 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$156,206

Gross unrealized appreciation	49,666
Gross unrealized depreciation	(8,397)

Net unrealized appreciation	$41,269

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 1.3%
Omnicom Group, Inc.	157	$11,453

Cable & Satellite – 0.7%
Comcast Corp., Class A	161	6,458

Home Improvement Retail – 3.7%
Home Depot, Inc. (The)	175	33,177

Restaurants – 1.1%
McDonalds Corp.	59	10,112

Total Consumer Discretionary – 6.8%		61,200
Consumer Staples
Brewers – 0.9%
Anheuser-Busch InBev S.A. ADR	75	8,347

Personal Products – 1.7%
Unilever plc (A)	269	14,929

Tobacco – 2.9%
Philip Morris International, Inc.	244	25,757

Total Consumer Staples – 5.5%		49,033
Energy
Integrated Oil & Gas – 8.1%
Chevron Corp.	309	38,634
Suncor Energy, Inc.	924	33,936

		72,570

Oil & Gas Storage & Transportation – 1.1%
Enterprise Products Partners L.P.	366	9,713

Total Energy – 9.2%		82,283
Financials
Diversified Banks – 5.3%
Wells Fargo & Co.	785	47,608

Life & Health Insurance – 3.4%
MetLife, Inc.	597	30,207

Multi-Line Insurance – 1.4%
American International Group, Inc.	220	13,105

Other Diversified Financial Services – 4.0%
JPMorgan Chase & Co.	336	35,946

Regional Banks – 3.0%
KeyCorp	1,347	27,168

Total Financials – 17.1%		154,034
Health Care
Health Care Equipment – 1.4%
Medtronic plc	155	12,480

Pharmaceuticals – 10.1%
Eli Lilly and Co.	245	20,714
Johnson & Johnson	192	26,819
Pfizer, Inc.	1,208	43,737

		91,270

Total Health Care – 11.5%		103,750
Industrials
Aerospace & Defense – 7.3%
Lockheed Martin Corp.	101	32,458
United Technologies Corp.	262	33,481

		65,939

Building Products – 1.9%
Johnson Controls, Inc.	439	16,742

Construction Machinery & Heavy Trucks – 1.5%
PACCAR, Inc.	188	13,359

Electrical Components & Equipment – 3.9%
Eaton Corp.	305	24,062
Schneider Electric S.A. (A)	134	11,361

		35,423

Railroads – 0.9%
Union Pacific Corp.	58	7,785

Total Industrials – 15.5%		139,248
Information Technology
Communications Equipment – 2.2%
Harris Corp.	138	19,498

Data Processing & Outsourced Services – 1.8%
Paychex, Inc.	239	16,271

Semiconductors – 6.4%
Analog Devices, Inc.	139	12,411
Cypress Semiconductor Corp.	649	9,887
Intel Corp.	468	21,598
QUALCOMM, Inc.	216	13,854

		57,750

Systems Software – 4.1%
Microsoft Corp.	427	36,526

Total Information Technology – 14.5%		130,045
Materials
Diversified Chemicals – 5.4%
Dow Chemical Co. (The)	458	32,651
Eastman Chemical Co.	176	16,263

		48,914

Industrial Gases – 1.1%
Air Products and Chemicals, Inc.	61	10,002

Paper Packaging – 2.1%
International Paper Co.	321	18,581

Total Materials – 8.6%		77,497
Real Estate
Industrial REITs – 1.9%
ProLogis, Inc.	271	17,482

Specialized REITs – 2.3%
Crown Castle International Corp.	126	13,993
Life Storage, Inc.	70	6,275

		20,268

Total Real Estate – 4.2%		37,750
Utilities
Electric Utilities – 3.8%
Exelon Corp.	874	34,438

Total Utilities – 3.8%		34,438

TOTAL COMMON STOCKS – 96.7%		$869,278
(Cost: $638,063)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.0%
Comcast Corp., 1.771%, 1–4–18	$2,000	1,999
DTE Gas Co., 2.000%, 1–11–18	4,000	3,998
Hewlett Packard Enterprise Corp., 1.502%, 1–4–18	5,000	4,999
McCormick & Co., Inc., 1.771%, 1–4–18	5,000	4,998
Sonoco Products Co., 1.700%, 1–2–18	2,019	2,019

		18,013

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1–5–18 (C)	1,804	1,804

Municipal Obligations – 1.1%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps), 1.640%, 1–7–18 (C)	5,300	5,300
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps), 1.720%, 1–7–18 (C)	3,000	3,000
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps), 1.750%, 1–7–18 (C)	2,000	2,000

		10,300

TOTAL SHORT-TERM SECURITIES – 3.3%		$30,117
(Cost: $30,119)

TOTAL INVESTMENT SECURITIES – 100.0%		$899,395
(Cost: $668,182)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		230

NET ASSETS – 100.0%		$899,625

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$61,200	$—	$—
Consumer Staples	34,104	14,929	—
Energy	82,283	—	—
Financials	154,034	—	—
Health Care	103,750	—	—
Industrials	127,887	11,361	—
Information Technology	130,045	—	—
Materials	77,497	—	—
Real Estate	37,750	—	—
Utilities	34,438	—	—
Total Common Stocks	$842,988	$26,290	$—
Short-Term Securities	—	30,117	—
Total	$842,988	$56,407	$—

During the period ended December 31, 2017, securities totaling $5,141 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$668,182

Gross unrealized appreciation	233,619
Gross unrealized depreciation	(2,406)

Net unrealized appreciation	$231,213

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Emerging Markets Equity Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina
Energy – 1.3%
YPF Sociedad Anonima ADR	1,352	$30,967

Total Argentina – 1.3%		$30,967
Brazil
Consumer Discretionary – 1.3%
Kroton Educacional S.A.	5,060	28,069

Consumer Staples – 1.4%
Raia Drogasil S.A.	1,127	31,181

Energy – 2.1%
Petroleo Brasileiro S.A. (A)	9,963	48,357

Financials – 3.7%
Banco Bradesco S.A.	2,541	25,929
Banco do Brasil S.A.	3,390	32,523
Itau Unibanco Holdings S.A.	2,005	25,743

		84,195

Health Care – 0.6%
Hypermarcas S.A.	1,191	12,927

Information Technology – 1.2%
MercadoLibre, Inc.	84	26,359

Materials – 1.9%
Vale S.A.	3,573	43,360

Real Estate – 0.9%
BRMalls Participacoes S.A.	5,170	19,840

Total Brazil – 13.1%		$294,288
Chile
Materials – 1.9%
Sociedad Quimica y Minera de Chile S.A. ADR	724	42,958

Total Chile – 1.9%		$42,958
China
Consumer Discretionary – 4.6%
Brilliance China Automotive Holdings Ltd.	13,818	36,720
Geely Automobile Holdings Ltd.	9,597	33,056
JD.com, Inc. ADR (A)	272	11,280
SAIC Motor Corp. Ltd., Class A	4,626	22,752

		103,808

Consumer Staples – 1.2%
Kweichow Moutai Co. Ltd., A Shares	268	28,748

Financials – 7.2%
BOC Hong Kong (Holdings) Ltd., H Shares	45,991	22,524
China International Capital Corp. Ltd., H Shares	16,376	33,991
Industrial and Commercial Bank of China Ltd., H Shares	38,241	30,655
Ping An Insurance (Group) Co. of China Ltd., H Shares	5,340	55,387
ZhongAn Online P&C Insurance Co. Ltd. (A)	2,329	20,573

		163,130

Information Technology – 13.7%
Alibaba Group Holding Ltd. ADR (A)	494	85,249
Hangzou Hikvision Digital Technology Co. Ltd., A Shares	5,482	32,822
NetEase.com, Inc. ADR	102	35,228
Sunny Optical Technology (Group) Co. Ltd.	2,554	32,433
Tencent Holdings Ltd.	2,409	124,700

		310,432

Materials – 1.0%
Aluminum Corp. of China Ltd., H Shares (A)	31,568	22,535

Real Estate – 1.7%
China Overseas Land & Investment Ltd.	7,870	25,263
Logan Property Holdings Co. Ltd.	12,798	13,235

		38,498

Total China – 29.4%		$667,151
Hong Kong
Consumer Staples – 1.6%
China Resources Beer (Holdings) Co. Ltd.	8,504	30,464
WH Group Ltd.	5,861	6,617

		37,081

Information Technology – 0.7%
AAC Technologies Holdings, Inc.	943	16,693

Total Hong Kong – 2.3%		$53,774
India
Consumer Discretionary – 3.0%
Maruti Suzuki India Ltd.	349	53,130
Page Industries Ltd.	40	15,893

		69,023

Consumer Staples – 1.3%
United Spirits Ltd. (A)	507	29,124

Energy – 2.2%
Reliance Industries Ltd.	3,417	49,249

Financials – 3.6%
HDFC Bank Ltd.	756	22,174
ICICI Bank Ltd.	4,198	20,573
Kotak Mahindra Bank Ltd.	878	13,887
RBL Bank Ltd.	1,411	11,259
State Bank of India	2,987	14,470

		82,363

Industrials – 1.3%
Havells India Ltd.	1,352	11,892
Larsen & Toubro Ltd.	924	18,198

		30,090

Utilities – 1.1%
GAIL (India) Ltd.	3,285	25,672

Total India – 12.5%		$285,521
Indonesia
Financials – 2.5%
PT Bank Mandiri (Persero) Tbk	55,389	32,616
PT Bank Rakyat Indonesia	94,104	25,247

		57,863

Telecommunication Services – 0.8%
PT Telekomunikasi Indonesia Persero Tbk	55,741	18,244

Total Indonesia – 3.3%		$76,107
Macau
Consumer Discretionary – 2.7%
Galaxy Entertainment Group	5,085	40,599
Sands China Ltd.	4,080	21,004

		61,603

Total Macau – 2.7%		$61,603
Mexico
Materials – 2.2%
CEMEX S.A.B. de C.V. (A)	37,363	27,952
Mexichem S.A.B. de C.V.	8,964	22,189

		50,141

Total Mexico – 2.2%		$50,141
Russia
Energy – 1.9%
PJSC LUKOIL ADR	742	42,421

Financials – 3.1%
Sberbank of Russia PJSC ADR	4,184	70,518

Information Technology – 1.8%
Yandex N.V., Class A (A)	1,283	42,015

Real Estate – 0.5%
Etalon Group Ltd. GDR	3,690	11,100

Total Russia – 7.3%		$166,054
South Africa
Consumer Discretionary – 1.7%
Naspers Ltd., Class N	139	38,378

Total South Africa – 1.7%		$38,378
South Korea
Consumer Discretionary – 2.0%
Hyundai Motor Co.	316	45,931

Health Care – 2.2%
Hugel, Inc. (A)	32	16,551
Samsung BioLogics Co. Ltd. (A)	99	34,130

		50,681

Information Technology – 6.6%
Samsung Electronics Co. Ltd.	55	130,366
SK hynix, Inc.	284	20,185

		150,551

Materials – 2.1%
POSCO	153	47,532

Total South Korea – 12.9%		$294,695
Taiwan
Information Technology – 6.1%
Hon Hai Precision Industry Co. Ltd.	12,065	38,363
MediaTek, Inc.	2,074	20,387
Taiwan Semiconductor Manufacturing Co. Ltd.	10,343	79,200

		137,950

Total Taiwan – 6.1%		$137,950
Turkey
Financials – 1.9%
Akbank T.A.S.	8,105	21,033
Turkiye Garanti Bankasi A.S.	7,714	21,799

		42,832

Total Turkey – 1.9%		$42,832

TOTAL COMMON STOCKS – 98.6%		$2,242,419
(Cost: $1,726,757)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.3%
Archer Daniels Midland Co. 1.720%, 1–10–18	$4,000	3,998
Comcast Corp. 1.921%, 1–3–18	3,000	2,999
Corporacion Andina de Fomento 1.551%, 1–8–18	5,000	4,998
DTE Gas Co. 2.000%, 1–11–18	4,000	3,998
Kroger Co. (The) 1.770%, 1–2–18	4,849	4,848
Northern Illinois Gas Co. 2.040%, 1–10–18	3,000	2,998
Virginia Electric and Power Co. 1.960%, 1–17–18	5,000	4,996

		28,835

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1–5–18 (C)	4,244	4,244

TOTAL SHORT-TERM SECURITIES – 1.5%		$33,079
(Cost: $33,082)

TOTAL INVESTMENT SECURITIES – 100.1%		$2,275,498
(Cost: $1,759,839)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(2,574)

NET ASSETS – 100.0%		$2,272,924

Consolidated Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$27,173	$319,639	$—
Consumer Staples	35,365	90,769	—
Energy	42,402	128,592	—
Financials	25,247	475,654	—
Health Care	—	63,608	—
Industrials	—	30,090	—
Information Technology	221,673	462,327	—
Materials	93,099	113,427	—
Real Estate	13,235	56,203	—
Telecommunication Services	—	18,244	—
Utilities	—	25,672	—
Total Common Stocks	$458,194	$1,784,225	$—
Short-Term Securities	—	33,079	—
Total	$458,194	$1,817,304	$—

During the period ended December 31, 2017, securities totaling $483,224 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2017 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$2,272,924	$343	0.02%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,759,839

Gross unrealized appreciation	534,555
Gross unrealized depreciation	(18,896)

Net unrealized appreciation	$515,659

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 4.0%
Chevron Corp.	77	$9,671
Royal Dutch Shell plc, Class A (A)	283	9,440
Suncor Energy, Inc.	218	7,999

		27,110

Oil & Gas Drilling – 3.8%
Patterson-UTI Energy, Inc.	909	20,924
Transocean, Inc. (B)	471	5,028

		25,952

Oil & Gas Equipment & Services – 31.5%
Baker Hughes, Inc.	320	10,131
C&J Energy Services, Inc. (B)	466	15,607
Core Laboratories N.V.	120	13,190
Forum Energy Technologies, Inc. (B)	1,103	17,159
Halliburton Co.	660	32,263
Hi-Crush Partners L.P.	789	8,444
Keane Group, Inc. (B)	496	9,431
RPC, Inc.	1,183	30,196
Schlumberger Ltd.	406	27,382
Solaris Oilfield Infrastructure, Inc., Class A (B)	270	5,786
Superior Energy Services, Inc. (B)	1,498	14,426
U.S. Silica Holdings, Inc.	566	18,423
Weatherford International Ltd. (B)	2,724	11,360

		213,798

Oil & Gas Exploration & Production – 46.9%
Anadarko Petroleum Corp.	252	13,524
Cimarex Energy Co.	167	20,333
Concho Resources, Inc. (B)	151	22,661
Continental Resources, Inc. (B)	698	36,978
Devon Energy Corp.	489	20,247
Diamondback Energy, Inc. (B)	192	24,284
EOG Resources, Inc.	280	30,236
Laredo Petroleum Holdings, Inc. (B)	294	3,120
Marathon Oil Corp.	884	14,966
Newfield Exploration Co. (B)	491	15,467
Oasis Petroleum LLC (B)	1,743	14,662
Parsley Energy, Inc., Class A (B)	826	24,330
Pioneer Natural Resources Co.	141	24,346
RSP Permian, Inc. (B)	491	19,970
Whiting Petroleum Corp. (B)	481	12,727
WPX Energy, Inc. (B)	1,399	19,687

		317,538

Oil & Gas Refining & Marketing – 3.9%
Marathon Petroleum Corp.	149	9,834
Phillips 66	129	13,048
Valero Energy Corp.	38	3,456

		26,338

Oil & Gas Storage & Transportation – 5.4%
Enbridge, Inc.	146	5,710
Energy Transfer Partners L.P.	377	6,747

Enterprise Products Partners L.P.	379	10,038
MPLX L.P.	99	3,511
Phillips 66 Partners L.P.	66	3,473
Tallgrass Energy GP L.P., Class A	268	6,908

		36,387

Total Energy – 95.5%		647,123
Information Technology
Data Processing & Outsourced Services – 2.2%
Wright Express Corp. (B)	105	14,851

Total Information Technology – 2.2%		14,851

TOTAL COMMON STOCKS – 97.7%		$661,974
(Cost: $521,520)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.1%
Archer Daniels Midland Co., 1.720%, 1–10–18	3,000	2,999
Comcast Corp., 1.921%, 1–3–18	4,000	3,999
Mondelez International, Inc., 1.670%, 1–2–18	2,417	2,416
Sysco Corp., 1.691%, 1–2–18	5,000	4,999

		14,413

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1–5–18 (D)	739	739

TOTAL SHORT-TERM SECURITIES – 2.2%		$15,152
(Cost: $15,154)

TOTAL INVESTMENT SECURITIES – 99.9%		$677,126
(Cost: $536,674)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		352

NET ASSETS – 100.0%		$677,478

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$637,683	$9,440	$—
Information Technology	14,851	—	—
Total Common Stocks	$652,534	$9,440	$—
Short-Term Securities	—	15,152	—
Total	$652,534	$24,592	$—

During the period ended December 31, 2017, securities totaling $5,548 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$536,674

Gross unrealized appreciation	159,656
Gross unrealized depreciation	(19,204)

Net unrealized appreciation	$140,452

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

France
Consumer Discretionary – 5.9%
Compagnie Generale des Etablissements Michelin, Class B	25	$3,604
LVMH Moet Hennessy – Louis Vuitton	12	3,558
Renault S.A.	38	3,836
Valeo S.A.	52	3,898

		14,896

Consumer Staples – 1.2%
Danone S.A.	37	3,067

Energy – 2.7%
Total S.A.	128	7,042

Financials – 4.7%
Amundi S.A. (A)	57	4,802
Axa S.A.	123	3,641
BNP Paribas S.A.	50	3,687

		12,130

Industrials – 10.5%
Airbus SE	30	2,991
Compagnie de Saint-Gobain	66	3,614
Eiffage S.A.	35	3,864
Schneider Electric S.A.	52	4,409
Thales	64	6,862
Vinci	49	5,042

		26,782

Information Technology – 3.3%
Cap Gemini S.A.	30	3,530
Ubisoft Entertainment S.A. (B)	63	4,848

		8,378

Telecommunication Services – 2.0%
Orange S.A.	285	4,938

Total France – 30.3%		$77,233
Germany
Consumer Discretionary – 1.2%
Bayerische Motoren Werke AG	29	3,048

Health Care – 1.4%
Fresenius SE & Co. KGaA	45	3,523

Industrials – 2.6%
Deutsche Post AG	65	3,066
KION Holding 1 GmbH	41	3,564

		6,630

Information Technology – 2.8%
Infineon Technologies AG	134	3,644
SAP AG	31	3,513

		7,157

Materials – 1.5%
HeidelbergCement AG	36	3,828

Total Germany – 9.5%		$24,186
Ireland
Consumer Staples – 1.0%
Glanbia plc	148	2,638

Materials – 1.3%
CRH plc	94	3,393

Total Ireland – 2.3%		$6,031
Italy

Materials – 1.4%
Buzzi Unicem S.p.A.	130	3,494

Utilities – 2.3%
ENEL S.p.A.	969	5,961

Total Italy – 3.7%		$9,455
Netherlands
Consumer Staples – 3.7%
Heineken N.V.	37	3,823
Unilever N.V., Certicaaten Van Aandelen	97	5,484

		9,307

Energy – 4.0%
Royal Dutch Shell plc, Class A	304	10,136

Financials – 2.9%
ING Groep N.V., Certicaaten Van Aandelen	401	7,369

Information Technology – 1.2%
ASML Holding N.V., Ordinary Shares	18	3,077

Total Netherlands – 11.8%		$29,889

Norway
Consumer Staples – 1.0%
Marine Harvest ASA	143	2,422

Financials – 1.6%
DNB ASA	217	4,021

Total Norway – 2.6%		$6,443
Russia
Energy – 2.1%
PJSC LUKOIL ADR	93	5,300

Total Russia – 2.1%		$5,300
Sweden
Financials – 1.4%
Skandinaviska Enskilda Banken AB, Series A	297	3,484

Total Sweden – 1.4%		$3,484
Switzerland
Financials – 2.0%
UBS Group AG	283	5,200

Health Care – 2.4%
Roche Holdings AG, Genusscheine	24	6,145

Information Technology – 1.4%
STMicroelectronics N.V.	163	3,551

Total Switzerland – 5.8%		$14,896
United Kingdom
Consumer Discretionary – 2.7%
Bellway plc	64	3,044
GKN plc	899	3,868

		6,912

Consumer Staples – 4.1%
British American Tobacco plc	78	5,252
Diageo plc	141	5,171

		10,423

Energy – 2.3%
Tullow Oil plc (B)	2,107	5,867

Financials – 4.5%
HSBC Holdings plc	490	5,060
Prudential plc	247	6,327

		11,387

Health Care – 2.1%
AstraZeneca plc	76	5,214

Industrials – 4.6%
Ashtead Group plc	236	6,323
Weir Group plc (The)	185	5,302

		11,625

Information Technology – 1.6%
JUST EAT plc (B)	386	4,056

Materials – 2.5%
Mondi plc	95	2,477
Rio Tinto plc	73	3,829

		6,306

Telecommunication Services – 1.8%
Vodafone Group plc	1,459	4,611

Utilities – 1.4%
National Grid plc	302	3,559

Total United Kingdom – 27.6%		$69,960

TOTAL COMMON STOCKS – 97.1%		$246,877
(Cost: $200,925)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.3%
Kroger Co. (The) 1.770%, 1–2–18	$3,352	3,351

Master Note – 1.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1–5–18 (D)	3,897	3,897

TOTAL SHORT-TERM SECURITIES – 2.8%		$7,248
(Cost: $7,249)

TOTAL INVESTMENT SECURITIES – 99.9%		$254,125
(Cost: $208,174)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		186

NET ASSETS – 100.0%		$254,311

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $4,802 or 1.9% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	11,300	U.S. Dollar	13,320	1-5-18	State Street Global Markets	$—	$240

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$24,856	$—
Consumer Staples	2,638	25,219	—
Energy	—	28,345	—
Financials	—	43,591	—
Health Care	—	14,882	—
Industrials	5,302	39,735	—
Information Technology	—	26,219	—
Materials	—	17,021	—
Telecommunication Services	—	9,549	—
Utilities	—	9,520	—
Total Common Stocks	$7,940	$238,937	$—
Short-Term Securities	—	7,248	—
Total	$7,940	$246,185	$—
Liabilities
Forward Foreign Currency Contracts	$—	$240	$—

During the period ended December 31, 2017, securities totaling $122,953 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$208,174

Gross unrealized appreciation	46,549
Gross unrealized depreciation	(598)

Net unrealized appreciation	$45,951

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Netherlands
Energy – 1.4%
Royal Dutch Shell plc, Class A	236	$7,874

Total Netherlands – 1.4%		$7,874
Panama
Financials – 1.1%
Banco Latinoamericano de Comercio Exterior S.A.	240	6,444

Total Panama – 1.1%		$6,444
United Kingdom
Energy – 0.1%
Seadrill Partners LLC	138	505

Total United Kingdom – 0.1%		$505
United States
Information Technology – 0.5%
Intel Corp.	66	3,051

Utilities – 0.6%
PPL Corp.	109	3,361

Total United States – 1.1%		$6,412

TOTAL COMMON STOCKS – 3.7%		$21,235
(Cost: $19,787)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 1.5%
Pan American Energy LLC: 7.875%, 5–7–21	$2,150	2,318
7.875%, 5–7–21 (A)	5,000	5,390
YPF Sociedad Anonima 8.500%, 3–23–21 (A)	1,000	1,131

		8,839

Total Argentina – 1.5%		$8,839
Austria
Consumer Staples – 0.5%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 6.250%, 2–5–23 (A)	2,025	1,924
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 7.750%, 10–28–20 (A)	1,050	1,071

		2,995

Total Austria – 0.5%		$2,995
Brazil
Consumer Staples – 0.3%
Cosan Ltd. 5.950%, 9–20–24 (A)	1,575	1,616

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12–12–16 (A)(B)	987	—	*

Financials – 0.1%
Banco Cruzeiro do Sul S.A. 8.500%, 2–20–15 (A)(B)	9,000	451

Materials – 1.0%
Fibria Overseas Finance Ltd. 4.000%, 1–14–25	2,000	1,980
Vale Overseas Ltd.: 4.625%, 9–15–20	2,100	2,221
6.250%, 8–10–26	1,850	2,143

		6,344

Utilities – 0.1%
Aegea Finance S.a.r.l. 5.750%, 10–10–24 (A)	500	507

Total Brazil – 1.5%		$8,918
British Virgin Islands
Energy – 0.3%
QGOG Atlantic/Alaskan Rigs Ltd.: 5.250%, 7–30–18 (A)	1,600	1,568
5.250%, 7–30–18	213	208

		1,776

Total British Virgin Islands – 0.3%		$1,776

Canada
Financials – 0.9%
Canadian Imperial Bank of Commerce 2.100%, 10–5–20	5,000	4,961
Royal Bank of Canada 2.500%, 1–19–21	750	752

		5,713

Total Canada – 0.9%		$5,713
Cayman Islands
Industrials – 0.7%
Guanay Finance Ltd.: 6.000%, 12–15–20	273	281
6.000%, 12–15–20 (A)	3,812	3,915

		4,196

Materials – 0.4%
Braskem Finance Ltd. (GTD by Braskem S.A.) 5.750%, 4–15–21 (A)	2,000	2,120

Telecommunication Services – 0.9%
Sable International Finance Ltd. 6.875%, 8–1–22 (A)	4,800	5,088

Total Cayman Islands – 2.0%		$11,404
Chile
Financials – 0.3%
Banco Santander Chile 2.500%, 12–15–20 (A)	1,600	1,597

Industrials – 1.1%
LATAM Airlines Group S.A. 7.250%, 6–9–20 (A)	5,800	6,104

Materials – 0.5%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.) 4.375%, 5–15–23 (A)	2,600	2,721

Total Chile – 1.9%		$10,422
China
Information Technology – 0.4%
Alibaba Group Holding Ltd.: 2.500%, 11–28–19	1,000	1,003
2.800%, 6–6–23	1,600	1,595

		2,598

Total China – 0.4%		$2,598
Columbia
Financials – 0.4%
Banco de Bogota S.A. 5.375%, 2–19–23 (A)	2,000	2,097

Utilities – 2.8%
Emgesa S.A. E.S.P. 8.750%, 1–25–21 (C)	COP 22,466,000	7,901
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (C)	25,238,000	8,729

		16,630

Total Columbia – 3.2%		$18,727
France
Consumer Staples – 0.1%
Pernod Ricard S.A. 4.250%, 7-15-22 (A)	$750	794

Financials – 0.6%
BNP Paribas S.A. 7.625%, 12–29–49 (A)	3,000	3,300

Total France – 0.7%		$4,094
India
Industrials – 0.8%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7–29–20 (A)	4,800	4,850

Materials – 0.6%
Vedanta Resources plc 6.375%, 7–30–22 (A)	3,500	3,653

Total India – 1.4%		$8,503
Indonesia
Financials – 0.1%
Bank Rakyat Indonesia 2.950%, 3–28–18	905	905

Total Indonesia – 0.1%		$905
Ireland
Financials – 0.5%
MTS International Funding Ltd. 5.000%, 5–30–23 (A)	3,150	3,273

Telecommunication Services – 0.5%
Mobile TeleSystems OJSC 5.000%, 5–30–23	3,000	3,119

Total Ireland – 1.0%		$6,392
Luxembourg
Consumer Discretionary – 0.7%
Altice S.A. 7.625%, 2–15–25 (A)	4,500	4,309

Financials – 1.6%
OJSC Russian Agricultural Bank 5.100%, 7–25–18 (A)	9,150	9,241

Total Luxembourg – 2.3%		$13,550
Mexico
Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6–30–20 (A)	2,950	3,103

Financials – 0.9%
Banco Santander S.A. 4.125%, 11–9–22 (A)	2,850	2,932
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (A)	2,000	2,095

		5,027

Materials – 2.0%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps) 5.573%, 12–29–49 (A)(D)	6,600	6,402
CEMEX S.A.B. de C.V. 7.250%, 1–15–21 (A)	4,950	5,123

		11,525

Total Mexico – 3.4%		$19,655
Netherlands
Consumer Discretionary – 1.4%
Myriad International Holdings B.V. 6.000%, 7–18–20 (A)	1,150	1,235
VTR Finance B.V. 6.875%, 1–15–24 (A)	6,482	6,838

		8,073

Consumer Staples – 0.7%
Marfrig Holdings (Europe) B.V.: 6.875%, 6–24–19 (A)	1,500	1,543
8.000%, 6–8–23 (A)	2,350	2,450

		3,993

Energy – 1.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.): 4.875%, 3–17–20	4,875	4,998
8.375%, 5–23–21	2,500	2,851

		7,849

Utilities – 0.4%
Majapahit Holding B.V. 7.750%, 1–20–20 (A)	2,500	2,734

Total Netherlands – 3.8%		$22,649
Norway
Energy – 0.3%
Aker BP ASA 6.000%, 7–1–22 (A)	1,900	1,985

Total Norway – 0.3%		$1,985
Peru
Financials – 0.1%
BBVA Banco Continental S.A. 3.250%, 4–8–18	500	501

Materials – 0.1%
San Miguel Industrias PET S.A. 4.500%, 9–18–22 (A)	750	762

Real Estate – 0.9%
InRetail Shopping Malls 5.250%, 10–10–21 (A)	4,900	5,047

Total Peru – 1.1%		$6,310
Qatar
Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9–30–20 (A)	1,221	1,264

Total Qatar – 0.2%		$1,264

Russia
Materials – 0.7%
Uralkali Finance Ltd. 3.723%, 4–30–18 (A)	4,100	4,101

Total Russia – 0.7%		$4,101
Singapore
Consumer Staples – 2.1%
Olam International Ltd. 7.500%, 8–12–20	11,650	12,615

Total Singapore – 2.1%		$12,615
Spain
Financials – 1.0%
Banco Bilbao Vizcaya Argentaria S.A. 9.000%, 5–29–49	6,000	6,135

Total Spain – 1.0%		$6,135
United Arab Emirates
Financials – 1.1%
ICICI Bank Ltd.: 4.800%, 5–22–19 (A)	2,000	2,053
3.500%, 3–18–20 (A)	4,275	4,312

		6,365

Total United Arab Emirates – 1.1%		$6,365
United Kingdom
Consumer Staples – 0.6%
BAT International Finance plc 1.850%, 6–15–18 (A)	1,000	999
Imperial Tobacco Finance plc 3.750%, 7–21–22 (A)	2,300	2,377

		3,376

Financials – 5.5%
Barclays plc 8.250%, 12–29–49	5,600	5,870
HSBC Holdings plc 5.625%, 12–29–49	4,300	4,440
Industrial and Commercial Bank of China Ltd. 2.250%, 12–21–18	2,550	2,543
State Bank of India: 3.250%, 4–18–18 (A)	15,575	15,606
3.622%, 4–17–19 (A)	4,600	4,648

		33,107

Total United Kingdom – 6.1%		$36,483
United States
Consumer Staples – 0.7%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB) 2.650%, 2–1–21	2,000	2,010
Bunge Ltd. Finance Corp. 3.500%, 11–24–20	2,500	2,552

		4,562

Energy – 0.6%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7–15–25 (A)	3,610	3,791

Financials – 3.9%
Bank of America Corp. 3.593%, 7–21–28	3,175	3,226
BBVA Bancomer S.A. 6.500%, 3–10–21 (A)	1,750	1,905
Citigroup, Inc.: 3.520%, 10–27–28	3,125	3,139
8.400%, 4–29–49	4,925	4,986
Diamond 1 Finance Corp. and Diamond 2 Finance Corp. 3.480%, 6–1–19 (A)	1,950	1,974
Industrial and Commercial Bank of China Ltd. 2.957%, 11–8–22	750	743
Wells Fargo & Co.: 4.300%, 7–22–27	3,000	3,194
7.980%, 3–29–49	4,225	4,293

		23,460

Health Care – 0.6%
Fresenius U.S. Finance II, Inc.: 4.250%, 2–1–21 (A)	300	312
4.500%, 1–15–23 (A)	2,925	3,071

		3,383

Industrials – 1.9%
Azul Investments LLP 5.875%, 10–26–24 (A)	3,150	3,122
BAE Systems Holdings, Inc. 2.850%, 12–15–20 (A)	2,225	2,235
TransDigm, Inc. (GTD by TransDigm Group, Inc.) 6.000%, 7–15–22	6,213	6,353

		11,710

Information Technology – 0.6%
L-3 Communications Corp. 5.200%, 10–15–19	3,225	3,378

Materials – 1.2%
BakerCorp International, Inc. 8.250%, 6–1–19	2,825	2,585
Hillman Group, Inc. (The) 6.375%, 7–15–22 (A)	4,995	4,983

		7,568

Real Estate – 2.4%
Aircastle Ltd. 4.625%, 12–15–18	7,765	7,891
American Tower Corp. 3.400%, 2–15–19	6,500	6,573

		14,464

Telecommunication Services – 2.2%
T-Mobile USA, Inc. 6.000%, 3–1–23	11,097	11,619
Verizon Communications, Inc. 2.625%, 2–21–20	1,765	1,780

		13,399

Utilities – 0.4%
Black Hills Corp. 2.500%, 1–11–19	2,500	2,507

Total United States – 14.5%		$88,222

TOTAL CORPORATE DEBT SECURITIES – 52.0%		$310,620
(Cost: $324,497)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 2.8%
Aeropuertos Argentina 2000 S.A. 6.875%, 2–1–27 (A)	1,075	1,163
Province of Buenos Aires 9.950%, 6–9–21	7,050	8,166
Republic of Argentina 6.875%, 4–22–21	6,800	7,405

		16,734

Brazil – 2.2%
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 5–9–24 (A)	2,900	2,922
Federative Republic of Brazil 4.875%, 1–22–21	9,700	10,291

		13,213

Columbia – 1.2%
Republic of Colombia 4.375%, 7–12–21	7,000	7,382

Indonesia – 1.8%
Republic of Indonesia: 3.750%, 4–25–22 (A)	7,000	7,207
2.950%, 1–11–23	3,500	3,473

		10,680

Luxembourg – 1.6%
Atento Luxco 1 S.A. 6.125%, 8–10–22 (A)	4,700	4,914
Minerva Luxembourg S.A. 5.875%, 1–19–28 (A)	900	876
Rumo Luxembourg S.a.r.l. 7.375%, 2–9–24 (A)	3,550	3,820

		9,610

Mexico – 1.2%
United Mexican States 3.625%, 3–15–22	7,000	7,273

Poland – 0.2%
Republic of Poland 5.125%, 4–21–21	1,250	1,353

Qatar – 1.0%
Qatar Government Bond 2.375%, 6–2–21 (A)	5,800	5,693

Russia – 0.7%
Russian Federation 3.500%, 1–16–19 (A)	4,200	4,241

Saudi Arabia – 0.4%
Saudi Arabia Government Bond 2.375%, 10–26–21 (A)	2,250	2,195

South Africa – 1.2%
Republic of South Africa 5.500%, 3–9–20	6,550	6,876

Turkey – 0.6%
Turkey Government Bond 5.125%, 3–25–22	3,300	3,420

United States – 0.1%
Republic of Argentina 5.625%, 1–26–22	750	791

TOTAL OTHER GOVERNMENT SECURITIES – 15.0%		$89,461
(Cost: $87,279)

LOANS (D)
United States
Materials – 0.5%
BakerCorp International, Inc. (ICE LIBOR plus 300 bps) 4.380%, 2–7–20	2,829	2,796

Total United States – 0.5%		$2,796

TOTAL LOANS – 0.5%		$2,796
(Cost: $2,810)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO 4.000%, 2–15–24 (F)	67	1
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index) 3.477%, 5–25–45 (A)(D)	1,000	1,009
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 4.500%, 10–1–35	415	442
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 5.000%, 3–1–22	27	28

		1,480

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,480
(Cost: $1,455)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 24.4%
U.S. Treasury Bonds 2.250%, 11–15–25	15,450	15,310
U.S. Treasury Notes: 1.000%, 10–15–19	4,000	3,939
3.500%, 5–15–20	1,980	2,052
2.625%, 11–15–20	4,500	4,581
2.125%, 8–15–21	1,200	1,202
1.125%, 9–30–21	4,000	3,859
1.250%, 10–31–21	7,500	7,265
1.750%, 11–30–21	7,200	7,099
1.875%, 1–31–22	3,000	2,969
1.750%, 5–15–22	4,725	4,649
1.875%, 9–30–22	4,000	3,942
1.875%, 10–31–22	3,000	2,956
1.375%, 6–30–23	11,000	10,506
1.625%, 10–31–23	10,000	9,652
2.125%, 3–31–24	11,000	10,885
2.125%, 9–30–24	16,700	16,486
1.500%, 8–15–26	7,500	6,976
2.000%, 11–15–26	4,000	3,870
2.375%, 5–15–27	8,700	8,672
2.250%, 8–15–27	6,500	6,407
2.250%, 11–15–27	12,000	11,827

		145,104

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 24.4%		$145,104
(Cost: $146,464)

SHORT-TERM SECURITIES
Commercial Paper (H) – 2.6%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.) 1.601%, 1–5–18	5,000	4,999
Mondelez International, Inc. 1.920%, 1–18–18	6,000	5,994
Northern Illinois Gas Co. 1.711%, 1–3–18	4,500	4,499

		15,492

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1–5–18 (G)	2,406	2,406

TOTAL SHORT-TERM SECURITIES – 3.0%		$17,898
(Cost: $17,899)

TOTAL INVESTMENT SECURITIES – 98.8%		$588,594
(Cost: $600,191)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		7,328

NET ASSETS – 100.0%		$595,922

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $199,762 or 33.5% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP – Columbian Peso).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Rate shown is the yield to maturity at December 31, 2017.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$505	$7,874	$—
Financials	6,444	—	—
Information Technology	3,051	—	—
Utilities	3,361	—	—
Total Common Stocks	$13,361	$7,874	$—
Corporate Debt Securities	—	310,620	—
Other Government Securities	—	89,461	—
Loans	—	2,796	—
United States Government Agency Obligations	—	1,480	—
United States Government Obligations	—	145,104	—
Short-Term Securities	—	17,898	—
Total	$13,361	$575,233	$—

During the period ended December 31, 2017, securities totaling $2,277 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$600,191

Gross unrealized appreciation	14,846
Gross unrealized depreciation	(26,443)

Net unrealized depreciation	$(11,597)

SCHEDULE OF INVESTMENTS Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Financials – 3.0%
Bank of Montreal	56	$4,513
Royal Bank of Canada	56	4,573

		9,086

Total Canada – 3.0%		$9,086
China
Consumer Discretionary – 1.6%
ANTA Sports Products Ltd.	1,092	4,955

Utilities – 0.5%
Beijing Enterprises Water Group Ltd.	1,744	1,348

Total China – 2.1%		$6,303
France
Consumer Discretionary – 1.4%
LVMH Moet Hennessy – Louis Vuitton	15	4,315

Consumer Staples – 1.2%
Danone S.A.	44	3,662

Energy – 3.4%
Total S.A.	186	10,248

Financials – 1.0%
BNP Paribas S.A.	40	2,938

Industrials – 4.4%
Compagnie de Saint-Gobain	68	3,759
Schneider Electric S.A.	37	3,178
Vinci	60	6,092

		13,029

Telecommunication Services – 1.9%
Orange S.A.	339	5,870

Total France – 13.3%		$40,062
Germany
Industrials – 1.2%
Deutsche Post AG	77	3,665

Total Germany – 1.2%		$3,665

Hong Kong
Financials – 1.4%
BOC Hong Kong (Holdings) Ltd.	862	4,357

Utilities – 0.4%
Guangdong Investment Ltd.	993	1,327

Total Hong Kong – 1.8%		$5,684
India
Financials – 1.3%
Indiabulls Housing Finance Ltd.	213	3,987

Total India – 1.3%		$3,987
Ireland
Materials – 1.3%
CRH plc	108	3,886

Total Ireland – 1.3%		$3,886
Italy
Utilities – 2.4%
ENEL S.p.A.	1,172	7,205

Total Italy – 2.4%		$7,205
Japan
Consumer Discretionary – 1.3%
Bridgestone Corp.	82	3,804

Information Technology – 1.4%
Tokyo Electron Ltd.	22	3,986

Telecommunication Services – 1.4%
Nippon Telegraph and Telephone Corp.	87	4,104

Total Japan – 4.1%		$11,894
Netherlands
Consumer Staples – 2.2%
Unilever N.V., Certicaaten Van Aandelen	116	6,513

Energy – 4.3%
Royal Dutch Shell plc, Class A	393	13,125

Financials – 1.5%
ING Groep N.V., Certicaaten Van Aandelen	238	4,373

Industrials – 0.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	73	2,758

Total Netherlands – 8.9%		$26,769
Norway
Consumer Staples – 1.4%
Marine Harvest ASA	256	4,323

Total Norway – 1.4%		$4,323

Russia
Energy – 1.5%
PJSC LUKOIL ADR	78	4,434

Total Russia – 1.5%		$4,434
Singapore
Financials – 1.5%
DBS Group Holdings Ltd.	244	4,519

Total Singapore – 1.5%		$4,519
South Korea
Information Technology – 1.4%
Samsung Electronics Co. Ltd.	2	4,277

Total South Korea – 1.4%		$4,277
Spain
Utilities – 1.5%
Iberdrola S.A.	578	4,478

Total Spain – 1.5%		$4,478
Switzerland
Consumer Staples – 2.0%
Nestle S.A., Registered Shares	69	5,932

Health Care – 2.1%
Roche Holdings AG, Genusscheine	25	6,397

Total Switzerland – 4.1%		$12,329
United Kingdom
Consumer Discretionary – 2.7%
Bellway plc	88	4,238
GKN plc	891	3,830

		8,068

Consumer Staples – 4.1%
British American Tobacco plc	90	6,097
Diageo plc	171	6,279

		12,376

Financials – 2.9%
HSBC Holdings plc	452	4,664
Prudential plc	147	3,758

		8,422

Health Care – 1.5%
AstraZeneca plc	67	4,637

Materials – 2.0%
Mondi plc	115	2,996
Rio Tinto plc	61	3,195

		6,191

Telecommunication Services – 2.0%
Vodafone Group plc	1,929	6,097

Utilities – 1.4%
National Grid plc	367	4,330

Total United Kingdom – 16.6%		$50,121
United States
Consumer Discretionary – 1.5%
Home Depot, Inc. (The)	23	4,435

Energy – 2.0%
Chevron Corp.	48	5,959

Financials – 1.9%
Bank of America Corp.	197	5,818

Health Care – 10.8%
AbbVie, Inc.	40	3,859
Eli Lilly and Co.	53	4,486
Johnson & Johnson	57	7,954
Merck & Co., Inc.	94	5,289
Pfizer, Inc.	296	10,713

		32,301

Industrials – 4.7%
Eaton Corp.	54	4,227
Lockheed Martin Corp.	14	4,530
United Technologies Corp.	43	5,447

		14,204

Information Technology – 7.6%
Cypress Semiconductor Corp.	240	3,665
Intel Corp.	162	7,463
Microsoft Corp.	138	11,798

		22,926

Materials – 1.5%
Eastman Chemical Co.	48	4,465

Total United States – 30.0%		$90,108

TOTAL COMMON STOCKS – 97.4%		$293,130
(Cost: $235,954)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 2.4%
Archer Daniels Midland Co. 1.720%, 1–10–18	$3,000	2,999
Mondelez International, Inc. 1.670%, 1–2–18	4,075	4,074

		7,073

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1–5–18 (B)	275	275

TOTAL SHORT-TERM SECURITIES – 2.5%		$7,348
(Cost: $7,349)

TOTAL INVESTMENT SECURITIES – 99.9%		$300,478
(Cost: $243,303)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		434

NET ASSETS – 100.0%		$300,912

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	759,023	U.S. Dollar	6,760	1-5-18	Citibank N.A.	$23	$—
Euro	13,100	U.S. Dollar	15,442	1-5-18	State Street Global Markets	—	278
						$23	$278

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$9,390	$16,187	$—
Consumer Staples	—	32,806	—
Energy	5,959	27,807	—
Financials	18,891	24,609	—
Health Care	32,301	11,034	—
Industrials	14,204	19,452	—
Information Technology	22,926	8,263	—
Materials	4,465	10,077	—
Telecommunication Services	—	16,071	—
Utilities	—	18,688	—
Total Common Stocks	$108,136	$184,994	$—
Short-Term Securities	—	7,348	—
Total	$108,136	$192,342	$—
Forward Foreign Currency Contracts	$—	$23	$—
Liabilities
Forward Foreign Currency Contracts	$—	$278	$—

During the period ended December 31, 2017, securities totaling $142,416 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$243,303

Gross unrealized appreciation	58,034
Gross unrealized depreciation	(859)

Net unrealized appreciation	$57,175

SCHEDULE OF INVESTMENTS Ivy Global Growth Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

China
Consumer Discretionary – 1.0%
Gree Electric Appliances, Inc. of Zhuhai, A Shares	673	$4,515

Financials – 4.8%
China Construction Bank Corp.	6,891	6,344
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,464	15,184

		21,528

Information Technology – 5.5%
Alibaba Group Holding Ltd. ADR (A)	77	13,200
Tencent Holdings Ltd.	207	10,729

		23,929

Total China – 11.3%		$49,972
France
Consumer Staples – 0.7%
Pernod Ricard S.A.	19	2,939

Energy – 1.6%
Total S.A. ADR	129	7,121

Financials – 1.3%
Axa S.A.	190	5,641

Industrials – 4.3%
Airbus SE	189	18,808

Total France – 7.9%		$34,509
Germany
Health Care – 1.6%
Fresenius SE & Co. KGaA	91	7,069

Total Germany – 1.6%		$7,069
India
Financials – 3.3%
HDFC Bank Ltd.	277	8,142
Housing Development Finance Corp. Ltd.	242	6,482

		14,624

Total India – 3.3%		$14,624
Italy
Consumer Discretionary – 1.7%
Ferrari N.V.	72	7,511

Total Italy – 1.7%		$7,511
Japan
Consumer Discretionary – 6.0%
Fuji Heavy Industries Ltd.	200	6,351
Isuzu Motors Ltd.	571	9,541
Start Today Co. Ltd.	350	10,627

		26,519

Industrials – 3.3%
Dakin Industries Ltd.	56	6,641
Recruit Holdings Co. Ltd.	314	7,789

		14,430

Total Japan – 9.3%		$40,949
Macau
Consumer Discretionary – 1.5%
Galaxy Entertainment Group	813	6,491

Total Macau – 1.5%		$6,491
Netherlands
Industrials – 1.4%
Koninklijke Philips Electronics N.V., Ordinary Shares	164	6,208

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	7	1,278

Total Netherlands – 1.7%		$7,486
Sweden
Financials – 1.3%
Swedbank AB	233	5,609

Total Sweden – 1.3%		$5,609

Switzerland
Industrials – 2.5%
Adecco S.A.	148	11,307

Total Switzerland – 2.5%		$11,307
United Kingdom
Consumer Staples – 1.3%
British American Tobacco plc	83	5,638

Financials – 2.8%
Prudential plc	480	12,286

Total United Kingdom – 4.1%		$17,924
United States
Consumer Discretionary – 10.0%
Amazon.com, Inc. (A)	13	15,714
Home Depot, Inc. (The)	78	14,820
Lowe’s Co., Inc.	58	5,376
Marriott International, Inc., Class A	59	7,984

		43,894

Consumer Staples – 1.2%
Kraft Foods Group, Inc.	68	5,275

Energy – 2.4%
Halliburton Co.	127	6,224
Schlumberger Ltd.	66	4,471

		10,695

Financials – 4.7%
CME Group, Inc.	70	10,223
Goldman Sachs Group, Inc. (The)	22	5,704
MetLife, Inc.	94	4,760

		20,687

Health Care – 8.3%
Alexion Pharmaceuticals, Inc. (A)	87	10,422
HCA Holdings, Inc. (A)	109	9,595
Incyte Corp. (A)	23	2,216
Thermo Fisher Scientific, Inc.	42	7,887
UnitedHealth Group, Inc.	30	6,603

		36,723

Information Technology – 23.8%
Adobe Systems, Inc. (A)	63	11,021
Alphabet, Inc., Class C (A)	5	5,214
Arista Networks, Inc. (A)	16	3,710
Broadcom Corp., Class A	33	8,462
Facebook, Inc., Class A (A)	78	13,810
MasterCard, Inc., Class A	139	20,995
Microsoft Corp.	209	17,858
PayPal, Inc. (A)	119	8,726
Visa, Inc., Class A	135	15,404

		105,200

Total United States – 50.4%		$222,474

TOTAL COMMON STOCKS – 96.6%		$425,925
(Cost: $319,459)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.3%
Corporacion Andina de Fomento 1.551%, 1–8–18	$3,000	2,999
Kroger Co. (The) 1.770%, 1–2–18	2,135	2,135
Virginia Electric and Power Co. 1.960%, 1–17–18	5,000	4,995

		10,129

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1–5–18 (C)	2,691	2,691

TOTAL SHORT-TERM SECURITIES – 2.9%		$12,820
(Cost: $12,821)

TOTAL INVESTMENT SECURITIES – 99.5%		$438,745
(Cost: $332,280)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,072

NET ASSETS – 100.0%		$440,817

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$43,894	$45,036	$—
Consumer Staples	5,275	8,577	—
Energy	17,816	—	—
Financials	20,687	59,688	—
Health Care	36,723	7,069	—
Industrials	—	50,753	—
Information Technology	119,678	10,729	—
Total Common Stocks	$244,073	$181,852	$—
Short-Term Securities	—	12,820	—
Total	$244,073	$194,672	$—

During the period ended December 31, 2017, securities totaling $88,369 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$332,280

Gross unrealized appreciation	110,888
Gross unrealized depreciation	(4,423)

Net unrealized appreciation	$106,465

SCHEDULE OF INVESTMENTS Ivy Global Income Allocation Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Energy – 1.0%
Caltex Australia Ltd.	275	$7,285

Financials – 1.1%
Challenger Ltd.	725	7,907

Industrials – 0.1%
Macquarie Atlas Roads Group	94	458

Materials – 1.4%
Orora Ltd.	3,600	9,483

Total Australia – 3.6%		$25,133
Canada
Energy – 4.3%
Enbridge, Inc.	200	7,822
Pembina Pipeline Corp.	267	9,669
Vermilion Energy, Inc.	311	11,296

		28,787

Total Canada – 4.3%		$28,787
Finland
Financials – 1.7%
Sampo plc, A Shares	215	11,800

Total Finland – 1.7%		$11,800
France
Financials – 1.0%
Axa S.A.	238	7,055

Industrials – 1.0%
Compagnie de Saint-Gobain	123	6,753

Telecommunication Services – 1.0%
Orange S.A.	387	6,708

Total France – 3.0%		$20,516
Germany
Consumer Discretionary – 1.2%
Schaeffler AG	472	8,337

Financials – 1.2%
Deutsche Boerse AG	70	8,102

Industrials – 1.1%
Deutsche Post AG	153	7,273

Total Germany – 3.5%		$23,712
India
Financials – 1.3%
Indiabulls Housing Finance Ltd.	480	8,999

Total India – 1.3%		$8,999
Ireland
Health Care – 1.2%
Medtronic plc	98	7,913

Total Ireland – 1.2%		$7,913
Italy
Financials – 1.0%
Banca Intesa S.p.A.	2,000	6,636

Total Italy – 1.0%		$6,636
Japan
Consumer Discretionary – 1.0%
Fuji Heavy Industries Ltd.	215	6,817

Total Japan – 1.0%		$6,817
New Zealand
Consumer Discretionary – 0.8%
SKYCITY Entertainment Group Ltd.	1,824	5,364

Total New Zealand – 0.8%		$5,364
Norway
Energy – 1.4%
Aker BP ASA	391	9,620

Total Norway – 1.4%		$9,620
Spain
Industrials – 2.3%
ACS Actividades de Construccion y Servicios S.A.	153	5,981
Ferrovial S.A.	442	10,025

		16,006

Utilities – 1.3%
Atlantica Yield plc	432	9,161

Total Spain – 3.6%		$25,167
Switzerland
Consumer Staples – 1.2%
Nestle S.A., Registered Shares	100	8,598

Health Care – 1.1%
Roche Holdings AG, Genusscheine	30	7,586

Industrials – 1.0%
Adecco S.A.	90	6,878

Total Switzerland – 3.3%		$23,062
United Kingdom
Consumer Staples – 1.2%
Imperial Tobacco Group plc	200	8,531

Energy – 1.4%
Royal Dutch Shell plc, Class A	290	9,666

Financials – 2.7%
Legal & General Group plc	2,091	7,698
St. James’s Place plc	655	10,821

		18,519

Total United Kingdom – 5.3%		$36,716
United States
Consumer Discretionary – 2.3%
Home Depot, Inc. (The)	43	8,150
V.F. Corp.	105	7,770

		15,920

Consumer Staples – 2.8%
Kraft Foods Group, Inc. (A)	95	7,387
Philip Morris International, Inc.	110	11,597

		18,984

Energy – 1.5%
Valero Energy Corp.	110	10,110

Financials – 3.7%
American Capital Agency Corp.	375	7,571
Arthur J. Gallagher & Co.	160	10,125
Blackstone Mortgage Trust, Inc., Class A	230	7,393

		25,089

Health Care – 3.7%
Eli Lilly and Co.	100	8,446
Johnson & Johnson	55	7,685
Pfizer, Inc.	265	9,598

		25,729

Industrials – 3.7%
Fortress Transportation and Infrastructure Investors LLC	601	11,982
Lockheed Martin Corp.	40	12,842

		24,824

Information Technology – 5.6%
Broadcom Corp., Class A	40	10,276
Intel Corp.	250	11,540
Paychex, Inc.	109	7,441
Texas Instruments, Inc.	85	8,877

		38,134

Real Estate – 1.0%
Uniti Group, Inc.	390	6,938

Utilities – 1.3%
Dominion Energy, Inc.	110	8,916

Total United States – 25.6%		$174,644

TOTAL COMMON STOCKS – 60.6%		$414,886
(Cost: $358,964)

INVESTMENT FUNDS
United States – 1.7%
Ares Capital Corp.	731	11,486

TOTAL INVESTMENT FUNDS – 1.7%		$11,486
(Cost: $12,501)

CORPORATE DEBT SECURITIES	Principal
Brazil
Consumer Staples – 0.3%
Cosan Ltd. 5.950%, 9–20–24 (B)	$2,000	2,053

Utilities – 0.2%
Aegea Finance S.a.r.l. 5.750%, 10–10–24 (B)	1,500	1,523

Total Brazil – 0.5%		$3,576
Cayman Islands
Financials – 0.8%
Banco Mercantil del Norte S.A.:
7.625%, 10–6–65 (B)	2,000	2,190
6.875%, 10–6–65 (B)	3,000	3,161

		5,351

Total Cayman Islands – 0.8%		$5,351
Columbia
Utilities – 0.2%
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (C)	COP3,888,000	1,345

Total Columbia – 0.2%		$1,345

France
Financials – 2.8%
BNP Paribas S.A. 7.625%, 12–29–49 (B)	$5,000	5,500
Societe Generale Group 7.375%, 12–29–49 (B)	6,000	6,503
Societe Generale S.A. 8.250%, 11–29–49	7,000	7,324

		19,327

Total France – 2.8%		$19,327
Ireland
Industrials – 0.1%
Russian Railways via RZD Capital Ltd. 8.300%, 4–2–19 (C)	RUB50,000	872

Total Ireland – 0.1%		$872
Italy
Financials – 0.6%
UniCredit S.p.A. 5.861%, 6–19–32 (B)	$4,000	4,262

Total Italy – 0.6%		$4,262
Luxembourg
Consumer Discretionary – 1.7%
Altice Financing S.A. 7.500%, 5–15–26 (B)	2,612	2,782
Altice S.A. 7.625%, 2–15–25 (B)	9,188	8,797

		11,579

Total Luxembourg – 1.7%		$11,579
Mexico
Financials – 0.5%
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (B)	3,150	3,299

Telecommunication Services – 0.3%
America Movil S.A.B. de C.V. 6.450%, 12–5–22 (C)	MXN47,000	2,207

Total Mexico – 0.8%		$5,506
Netherlands
Consumer Staples – 1.0%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3–15–24 (B)	$7,000	7,026

Energy – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 8.750%, 5–23–26	5,000	5,975

Telecommunication Services – 0.1%
VimpleCom Holdings B.V. 9.000%, 2–13–18 (B)(C)	RUB50,000	868

Total Netherlands – 2.0%		$13,869
Singapore
Consumer Staples – 0.1%
Olam International Ltd. 6.000%, 8–10–18 (C)	SGD250	190

Total Singapore – 0.1%		$190
Spain
Financials – 1.6%
Banco Bilbao Vizcaya Argentaria S.A.:
9.000%, 5–29–49	$7,600	7,771
6.125%, 2–16–66	3,000	3,094

		10,865

Industrials – 0.7%
ACI Airport Sudamerica S.A. 6.875%, 11–29–32 (B)	4,850	5,166

Total Spain – 2.3%		$16,031
Turkey
Financials – 0.6%
Turkiye Garanti Bankasi A.S. 6.125%, 5–24–27 (B)	4,000	3,992

Total Turkey – 0.6%		$3,992
United Kingdom
Energy – 0.6%
KCA Deutag UK Finance plc 9.875%, 4–1–22 (B)	4,167	4,417

Financials – 4.2%
Barclays plc 8.250%, 12–29–49	11,085	11,620
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49	6,000	6,345
8.625%, 12–29–49	4,983	5,612
Standard Chartered plc 7.500%, 12–29–49 (B)	5,000	5,412

		28,989

Total United Kingdom – 4.8%		$33,406
United States
Energy – 1.7%
Energy Transfer Partners L.P. 6.250%, 2–15–66	7,000	6,799
Plains All American Pipeline L.P. 6.125%, 11–15–65	5,000	4,992

		11,791

Financials – 3.6%
Bank of America Corp. 8.000%, 7–29–49	6,000	6,020
JPMorgan Chase & Co. 7.900%, 4–29–49	3,000	3,037
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK) 10.625%, 5–1–19 (B)(D)	16,233	15,624

		24,681

Health Care – 0.6%
Kinetic Concepts, Inc. and KCI USA, Inc. 12.500%, 11–1–21 (B)	225	253
Universal Hospital Services, Inc. 7.625%, 8–15–20	3,172	3,172
Valeant Pharmaceuticals International, Inc. 9.000%, 12–15–25 (B)	555	578

		4,003

Industrials – 1.5%
Azul Investments LLP 5.875%, 10–26–24 (B)	3,300	3,271
Prime Security Services Borrower LLC 9.250%, 5–15–23 (B)	6,111	6,783

		10,054

Materials – 0.8%
BakerCorp International, Inc. 8.250%, 6–1–19	6,000	5,490

Telecommunication Services – 2.0%
Frontier Communications Corp. 11.000%, 9–15–25	10,000	7,350
Olympus Merger Sub, Inc. 8.500%, 10–15–25 (B)	6,325	6,246

		13,596

Total United States – 10.2%		$69,615

TOTAL CORPORATE DEBT SECURITIES – 27.5%		$188,921
(Cost: $184,595)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.6%
Province of Buenos Aires 7.875%, 6–15–27 (B)	7,000	7,769
Republic of Argentina 6.875%, 1–26–27	3,000	3,277

		11,046

Canada – 0.7%
City of Toronto 3.500%, 12–6–21 (C)	CAD2,000	1,653
Province of Ontario 4.400%, 6–2–19 (C)	2,000	1,650
Regional Municipality of York 4.000%, 6–30–21 (C)	2,000	1,686

		4,989

Cayman Islands – 0.4%
Banco do Brasil S.A., Grand Cayman Branch 4.625%, 1–15–25 (B)	$3,000	2,965

Ireland – 0.3%
Eurotorg LLC (Bonitron Designated Activity Co.) 8.750%, 10–30–22 (B)	2,000	2,023

Luxembourg – 1.2%
Atento Luxco 1 S.A. 6.125%, 8–10–22 (B)	3,600	3,765
Minerva Luxembourg S.A. 5.875%, 1–19–28 (B)	4,700	4,573

		8,338

Mexico – 1.5%
Axtel S.A.B. de C.V. 6.375%, 11–14–24 (B)	4,000	4,120
Credito Real S.A.B. de C.V. 9.125%, 5–29–66 (B)	3,000	3,101
Petroleos Mexicanos 6.500%, 3–13–27 (B)	3,000	3,279

		10,500

TOTAL OTHER GOVERNMENT SECURITIES – 5.7%		$39,861
(Cost: $39,576)

LOANS (F)
United States
Consumer Discretionary – 0.2%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps) 9.407%, 11–8–24	1,827	1,552

Consumer Staples – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps) 9.943%, 10–21–22	2,906	2,902

Industrials – 0.4%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps) 9.569%, 3–27–22	3,333	3,021

Materials – 0.1%
EP Minerals LLC (ICE LIBOR plus 750 bps) 8.979%, 8–20–21 (G)	781	783

Total United States – 1.1%		$8,258

TOTAL LOANS – 1.1%		$8,258
(Cost: $8,747)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 1.1%
U.S. Treasury Bonds:
8.000%, 11–15–21	4,000	4,873
7.250%, 8–15–22	2,000	2,448

		7,321

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.1%		$7,321
(Cost: $7,369)

SHORT-TERM SECURITIES
Commercial Paper(H) – 1.2%
Northern Illinois Gas Co. 1.731%, 1–4–18	5,000	4,999
Sonoco Products Co. 1.700%, 1–2–18	3,039	3,038

		8,037

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1–5–18 (I)	2,416	2,416

Municipal Obligations – 0.1%
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps) 1.700%, 1–7–18 (I)	400	400

TOTAL SHORT-TERM SECURITIES – 1.7%		$10,853
(Cost: $10,854)

TOTAL INVESTMENT SECURITIES – 99.4%		$681,586
(Cost: $622,606)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		4,026

NET ASSETS – 100.0%		$685,612

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $292 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $131,301 or 19.2% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, COP – Columbian Peso, MXN – Mexican Peso, RUB – Russian Ruble and SGD – Singapore Dollar).

(D)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Securities whose value was determined using significant unobservable inputs.

(H)	Rate shown is the yield to maturity at December 31, 2017.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	9,400	U.S. Dollar	12,499	1-5-18	UBS AG	$—	$194
Euro	19,000	U.S. Dollar	22,469	1-5-18	UBS AG	—	331
						$—	$525

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$21,284	$15,154	$—
Consumer Staples	18,984	17,129	—
Energy	38,897	26,571	—
Financials	34,088	60,019	—
Health Care	33,642	7,586	—
Industrials	24,824	37,368	—
Information Technology	38,134	—	—
Materials	—	9,483	—
Real Estate	6,938	—	—
Telecommunication Services	—	6,708	—
Utilities	18,077	—	—
Total Common Stocks	$234,868	$180,018	$—
Investment Funds	11,486	—	—
Corporate Debt Securities	—	188,921	—
Other Government Securities	—	39,861	—
Loans	—	7,475	783

United States Government Obligations	—	7,321	—
Short-Term Securities	—	10,853	—
Total	$246,354	$434,449	$783
Liabilities
Forward Foreign Currency Contracts	$—	$525	$—

During the period ended December 31, 2017, securities totaling $757 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $153,389 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers between levels represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$622,606

Gross unrealized appreciation	76,644
Gross unrealized depreciation	(17,664)

Net unrealized appreciation	$58,980

SCHEDULE OF INVESTMENTS Ivy Government Money Market Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1–5–18 (A)	$850	$850

TOTAL CORPORATE OBLIGATIONS – 0.5%		$850
(Cost: $850)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 16.9%
U.S. Treasury Bills:
1.136%, 1–4–18	5,000	5,000
1.060%, 1–25–18	1,500	1,499
1.260%, 2–22–18	8,000	7,985
1.180%, 4–5–18	6,000	5,981
1.210%, 4–12–18	2,000	1,993
1.300%, 5–10–18	6,000	5,972
U.S. Treasury Cash Management Bills, 1.030%, 1–2–18	908	908

		29,338

Treasury Notes – 6.1%
U.S. Treasury Notes (3-Month USTMMR plus 17 bps), 1.620%, 1–1–18 (A)	2,000	2,000
U.S. Treasury Notes (3-Month USTMMR plus 17.4 bps), 1.620%, 1–1–18 (A)	6,040	6,039
U.S. Treasury Notes (3-Month USTMMR plus 4.8 bps), 1.500%, 1–2–18 (A)	1,000	1,000
U.S. Treasury Notes (3-Month USTMMR plus 7 bps), 1.520%, 1–7–18 (A)	1,500	1,500

		10,539

United States Government Agency Obligations – 76.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.450%, 1–7–18 (A)	12,137	12,137
1.490%, 1–7–18 (A)	74,016	74,015
1.510%, 1–7–18 (A)	14,468	14,468
1.530%, 1–7–18 (A)	15,803	15,803
1.550%, 1–7–18 (A)	15,681	15,679

		132,102

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 99.0%		$171,979
(Cost: $171,979)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS
California – 0.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps), 1.650%, 1–7–18 (A)	200	200
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps), 1.650%, 1–7–18 (A)	250	250

		450

Florida – 0.1%
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA) (BVAL plus 20 bps), 1.720%, 1–7–18 (A)	250	250

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS – 0.4%		$700
(Cost: $700)

TOTAL INVESTMENT SECURITIES – 99.9%		$173,529
(Cost: $173,529)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		240

NET ASSETS – 100.0%		$173,769

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$850	$—
United States Government and Government Agency Obligations	—	171,979	—
United States Government and Government Agency Backed Municipal Obligations	—	700	—
Total	$—	$173,529	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury Money Market Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$173,529

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS
Ivy High Income Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Apparel Retail – 0.3%
True Religion Apparel, Inc. (A)(B)(C)(D)	182		$14,075

Cable & Satellite – 0.1%
Altice N.V., Class A (A)(D)	454		4,763

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)(E)	—	*	634

Education Services – 1.3%
Laureate Education, Inc., Class A (A)	3,921		53,162

Total Consumer Discretionary – 1.7%			72,634
Energy
Coal & Consumable Fuels – 0.0%
Foresight Energy L.P.	210		917

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (A)(B)(D)(E)	15		4,905

Oil & Gas Exploration & Production – 0.2%
Midstates Petroleum Co., Inc. (A)	580		9,609
Sabine Oil & Gas Corp. (A)(E)	4		198

			9,807

Total Energy – 0.3%			15,629
Financials
Specialized Finance – 0.4%
Maritime Finance Co. Ltd. (A)(B)(C)(E)	1,750		16,380

Total Financials – 0.4%			16,380

TOTAL COMMON STOCKS – 2.4%			$104,643
(Cost: $116,711)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.7%
Pinnacle Agriculture Enterprises LLC (A)(C)(E)	37,029		30,327

Total Consumer Staples – 0.7%			30,327
Energy
Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (A)(E)	32		36,387

Total Energy – 0.9%			36,387
Telecommunication Services
Integrated Telecommunication Services – 0.0%
Frontier Communications Corp., Convertible Series A, 11.125%	150		1,624

Total Telecommunication Services – 0.0%			1,624

TOTAL PREFERRED STOCKS – 1.6%			$68,338
(Cost: $65,852)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (C)(F)	13		—	*

Apparel Retail – 0.0%
St. John Knits International, Inc., expires 12–31–29 (F)	48		121

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (E)(F)	16		107

			107

TOTAL WARRANTS – 0.0%			$228
(Cost: $913)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.6%
Acosta, Inc., 7.750%, 10–1–22 (G)	$20,410		14,899
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24	8,212		8,684

			23,583

Apparel Retail – 0.8%
Hot Topic, Inc., 9.250%, 6–15–21 (G)	35,881		34,087

Automotive Retail – 0.6%
Allison Transmission, Inc., 5.000%, 10–1–24 (G)	4,034	4,160
Penske Automotive Group, Inc., 5.500%, 5–15–26	2,983	3,027
Sonic Automotive, Inc., 5.000%, 5–15–23	17,353	16,746

		23,933

Broadcasting – 2.8%
Clear Channel International B.V., 8.750%, 12–15–20 (G)	3,257	3,363
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22	43,832	44,460
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20	1,380	1,351
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20	28,217	27,653
Cumulus Media, Inc., 7.750%, 5–1–19 (H)	33,969	6,114
Sirius XM Radio, Inc., 4.625%, 5–15–23 (G)	33,613	34,327

		117,268

Cable & Satellite – 8.3%
Altice Financing S.A.:
6.625%, 2–15–23 (G)	12,126	12,697
7.500%, 5–15–26 (G)	20,535	21,870
Altice S.A.:
7.250%, 5–15–22 (G)(I)	EUR3,821	4,644
7.750%, 5–15–22 (G)	$63,145	61,882
6.250%, 2–15–25 (G)(I)	EUR3,496	4,111
7.625%, 2–15–25 (G)	$12,118	11,603
Altice U.S. Finance I Corp., 5.500%, 5–15–26 (G)	11,626	11,844
Block Communications, Inc., 6.875%, 2–15–25 (G)	3,271	3,426
Cablevision Systems Corp., 5.875%, 9–15–22	8,681	8,551
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (G)	5,722	5,865
5.000%, 2–1–28 (G)	18,991	18,469
DISH DBS Corp.:
6.750%, 6–1–21	12,085	12,704
5.875%, 7–15–22	10,630	10,683
5.875%, 11–15–24	3,054	2,970
7.750%, 7–1–26	8,887	9,343
Neptune Finco Corp.:
10.125%, 1–15–23 (G)	20,510	23,099
6.625%, 10–15–25 (G)	6,478	7,012
10.875%, 10–15–25 (G)	14,255	16,928
Numericable – SFR S.A., 7.375%, 5–1–26 (G)	48,194	49,640
VTR Finance B.V., 6.875%, 1–15–24 (G)	46,939	49,521

		346,862

Casinos & Gaming – 2.1%
Everi Payments, Inc., 7.500%, 12–15–25 (G)	18,319	18,159
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (G)	11,851	12,680
Golden Nugget, Inc.:
6.750%, 10–15–24 (G)	26,914	27,385
8.750%, 10–1–25 (G)	10,766	11,304
Studio City Finance Ltd., 8.500%, 12–1–20 (G)	8,973	9,175
Wynn Macau Ltd.:
4.875%, 10–1–24 (G)	3,705	3,723
5.500%, 10–1–27 (G)	5,385	5,446

		87,872

Department Stores – 0.2%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21	37,256	10,525

Education Services – 2.0%
Laureate Education, Inc., 8.250%, 5–1–25 (G)	78,145	82,834

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27 (G)	5,444	5,716

Movies & Entertainment – 1.2%
Cinemark USA, Inc.:
5.125%, 12–15–22	1,258	1,286
4.875%, 6–1–23	17,019	17,232
EMI Music Publishing Group North America Holdings, 7.625%, 6–15–24 (G)	7,135	7,848
WMG Acquisition Corp., 6.750%, 4–15–22 (G)	20,441	21,361

		47,727

Publishing – 0.7%
E.W. Scripps Co., 5.125%, 5–15–25 (G)	1,630	1,622
MDC Partners, Inc., 6.500%, 5–1–24 (G)	26,229	26,360

		27,982

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10–15–25 (G)	21,714	21,877

Specialized Consumer Services – 0.1%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10–1–21 (G)	3,151	3,237

Specialty Stores – 1.8%
Arch Merger Sub, Inc., 8.500%, 9–15–25 (G)	3,861	3,572
Cumberland Farms, Inc., 6.750%, 5–1–25 (G)	8,822	9,351
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK), 9.750%, 10–15–19 (G)(J)	62,429	61,180

		74,103

Total Consumer Discretionary – 21.8%		907,606
Consumer Staples
Food Distributors – 0.6%
Performance Food Group, Inc., 5.500%, 6–1–24 (G)	12,254	12,652
U.S. Foods, Inc., 5.875%, 6–15–24 (G)	10,878	11,422

		24,074

Packaged Foods & Meats – 3.4%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (G)	2,300	2,346
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (G)	25,097	24,250
5.750%, 6–15–25 (G)	20,007	19,257
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (G)	1,616	1,665
5.875%, 9–30–27 (G)	11,015	11,345
Post Holdings, Inc.:
5.500%, 3–1–25 (G)	4,205	4,352
5.000%, 8–15–26 (G)	5,849	5,754
5.750%, 3–1–27 (G)	25,924	26,378
Simmons Foods, Inc., 5.750%, 11–1–24 (G)	46,948	46,537

		141,884

Personal Products – 0.1%
Revlon Consumer Products Corp., 5.750%, 2–15–21	4,734	3,574

Total Consumer Staples – 4.1%		169,532
Energy
Oil & Gas Drilling – 1.0%
KCA Deutag UK Finance plc, 7.250%, 5–15–21 (G)	18,636	18,077
Noble Holding International Ltd., 7.750%, 1–15–24	5,677	4,882
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (G)(K)	44,521	18,254
Offshore Group Investment Ltd., 0.000%, 11–1–19 (C)(L)	14,866	—	*
Trinidad Drilling Ltd., 6.625%, 2–15–25 (G)	280	266

		41,479

Oil & Gas Equipment & Services – 0.4%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (G)	7,963	8,361
SESI LLC:
7.125%, 12–15–21	6,059	6,210
7.750%, 9–15–24 (G)	2,170	2,306

		16,877

Oil & Gas Exploration & Production – 4.0%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (G)	13,598	12,850
California Resources Corp., 8.000%, 12–15–22 (G)	4,662	3,846
Carrizo Oil & Gas, Inc., 7.500%, 9–15–20	4,339	4,420
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC), 5.000%, 9–15–22	6,459	6,556
Crownrock L.P., 5.625%, 10–15–25 (G)	32,356	32,518
EnCana Corp., 6.500%, 8–15–34	7,113	8,785
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (G)	11,012	11,205
5.750%, 1–30–28 (G)	11,013	11,310
Laredo Petroleum, Inc., 6.250%, 3–15–23	3,784	3,918
Parsley Energy LLC and Parsley Finance Corp., 5.625%, 10–15–27 (G)	7,556	7,726
PDC Energy, Inc., 6.125%, 9–15–24	2,310	2,391
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (G)	27,127	28,822
5.375%, 9–30–25 (G)	10,771	10,879
Ultra Resources, Inc., 6.875%, 4–15–22 (G)	6,546	6,562
Whiting Petroleum Corp.:
5.750%, 3–15–21	6,223	6,386
6.625%, 1–15–26 (G)	5,526	5,637

		163,811

Oil & Gas Refining & Marketing – 0.3%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.125%, 10–1–24	5,596	5,764
QEP Resources, Inc., 5.625%, 3–1–26	6,848	6,942

		12,706

Total Energy – 5.7%		234,873
Financials
Consumer Finance – 1.6%
Creditcorp, 12.000%, 7–15–18 (G)	40,520	36,873
CURO Financial Technologies Corp., 12.000%, 3–1–22 (G)	5,881	6,469
Quicken Loans, Inc., 5.750%, 5–1–25 (G)	23,889	24,726

		68,068

Insurance Brokers – 1.1%
NFP Corp., 6.875%, 7–15–25 (G)	45,935	46,280

Investment Banking & Brokerage – 0.1%
VHF Parent LLC, 6.750%, 6–15–22 (G)	3,797	3,996

Other Diversified Financial Services – 4.0%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK), 12.000%, 7–1–19 (G)(J)	10,702	11,023
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (G)	33,192	36,159
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22 (G)	16,513	16,884
6.375%, 12–15–25 (G)	5,504	5,505
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (G)(J)	101,903	98,081

		167,652

Specialized Finance – 1.5%
Flexi-Van Leasing, Inc., 7.875%, 8–15–18 (G)	11,010	10,955
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (G)	57,305	52,434

		63,389

Thrifts & Mortgage Finance – 0.4%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6–15–25 (G)	13,571	14,249

Total Financials – 8.7%		363,634
Health Care
Health Care Facilities – 1.4%
DaVita HealthCare Partners, Inc., 5.125%, 7–15–24	2,970	3,000
Greatbatch Ltd., 9.125%, 11–1–23 (G)	20,906	22,683
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6–15–26	2,404	2,548
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (G)	8,898	9,477
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (G)	17,519	18,132
Tenet Healthcare Corp., 7.500%, 1–1–22 (G)	1,985	2,084

		57,924

Health Care Supplies – 0.8%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (G)	2,794	3,136
Universal Hospital Services, Inc., 7.625%, 8–15–20	30,077	30,077

		33,213

Life Sciences Tools & Services – 0.7%
Avantor, Inc.:
6.000%, 10–1–24 (G)	8,080	8,050
9.000%, 10–1–25 (G)	18,852	18,569

		26,619

Pharmaceuticals – 1.7%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (G)(H)	59,541	5,359
7.000%, 4–15–23 (G)(H)	7,125	641
IMS Health, Inc., 5.000%, 10–15–26 (G)	6,780	6,949
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20 (G)	8,127	8,198
5.500%, 3–1–23 (G)	545	499
5.500%, 11–1–25 (G)	5,394	5,488
9.000%, 12–15–25 (G)	3,828	3,990
VPII Escrow Corp., 7.500%, 7–15–21(G)	6,802	6,930
VRX Escrow Corp.:
5.375%, 3–15–20 (G)	12,225	12,255
5.875%, 5–15–23 (G)	8,682	8,042
6.125%, 4–15–25 (G)	16,249	14,868

		73,219

Total Health Care – 4.6%		190,975
Industrials
Aerospace & Defense – 1.9%
KLX, Inc., 5.875%, 12–1–22 (G)	21,081	22,076
TransDigm, Inc., 6.500%, 5–15–25	5,455	5,578

TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	13,200	13,497
6.500%, 7–15–24	27,597	28,287
6.375%, 6–15–26	10,559	10,704

		80,142

Air Freight & Logistics – 0.3%
XPO Logistics, Inc.:
6.500%, 6–15–22 (G)	7,550	7,881
6.125%, 9–1–23 (G)	4,075	4,309

		12,190

Building Products – 0.6%
Ply Gem Industries, Inc., 6.500%, 2–1–22	13,665	14,161
Summit Materials LLC and Summit Materials Finance Corp., 6.125%, 7–15–23	5,046	5,248
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24	5,940	6,103

		25,512

Diversified Support Services – 0.6%
Ahern Rentals, Inc., 7.375%, 5–15–23 (G)	17,389	16,346
Ritchie Bros. Auctioneers, Inc., 5.375%, 1–15–25 (G)	5,675	5,859
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26	1,490	1,594

		23,799

Environmental & Facilities Services – 0.2%
GFL Environmental, Inc.:
9.875%, 2–1–21 (G)	5,386	5,676
5.625%, 5–1–22 (G)	3,790	3,932

		9,608

Security & Alarm Services – 1.1%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (G)	42,686	47,381

Total Industrials – 4.7%		198,632
Information Technology
Application Software – 1.5%
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (G)	64,021	59,859

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (G)	7,708	7,900
5.375%, 8–1–22 (G)	29,436	29,657
Italics Merger Sub, Inc., 7.125%, 7–15–23 (G)	59,658	61,000
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7–15–25 (G)	5,422	5,707

		104,264

Electronic Components – 0.1%
TTM Technologies, Inc., 5.625%, 10–1–25 (G)	5,385	5,520

IT Consulting & Other Services – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5–1–25 (G)	3,285	2,965
NCR Escrow Corp.:
5.875%, 12–15–21	21,676	22,218
6.375%, 12–15–23	20,537	21,512
Pioneer Holding Corp., 9.000%, 11–1–22 (G)	16,141	16,686

		63,381

Semiconductors – 0.0%
Micron Technology, Inc., 5.500%, 2–1–25	1,035	1,083

Technology Hardware, Storage & Peripherals – 0.5%
Western Digital Corp., 10.500%, 4–1–24	16,726	19,381

Total Information Technology – 6.1%		253,488
Materials
Aluminum – 1.6%
Constellium N.V.:
5.750%, 5–15–24 (G)	16,523	16,853
6.625%, 3–1–25 (G)	22,308	23,507
5.875%, 2–15–26 (G)	10,595	10,794
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (G)	8,724	9,138
5.875%, 9–30–26 (G)	5,784	5,900

		66,192

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (G)	13,567	13,533
5.250%, 6–1–27 (G)	5,427	5,413

		18,946

Construction Materials – 0.7%
Hillman Group, Inc. (The), 6.375%, 7–15–22 (G)	30,106	30,031

Diversified Chemicals – 0.3%
PSPC Escrow Corp., 6.500%, 2–1–22 (G)	11,779	12,177

Diversified Metals & Mining – 0.0%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK), 11.500%, 4–1–19 (G)(J)	55,490	33

Fertilizers & Agricultural Chemicals – 1.2%
Pinnacle Operating Corp., 9.000%, 5–15–23 (G)	53,335	49,601

Metal & Glass Containers – 1.7%
ARD Finance S.A., 7.125%, 9–15–23	3,217	3,362
BakerCorp International, Inc., 8.250%, 6–1–19	67,965	62,188
HudBay Minerals, Inc.:
7.250%, 1–15–23 (G)	2,262	2,398
7.625%, 1–15–25 (G)	3,395	3,717

		71,665

Paper Packaging – 0.1%
Flex Acquisition Co., Inc., 6.875%, 1–15–25 (G)	3,940	4,080

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (G)	5,507	5,892

Steel – 0.1%
U.S. Steel Corp., 8.375%, 7–1–21 (G)	3,328	3,613

Total Materials – 6.3%		262,230
Real Estate
Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.250%, 8–1–26	2,928	3,030

Total Real Estate – 0.1%		3,030
Telecommunication Services
Alternative Carriers – 0.5%
Consolidated Communications Finance II Co., 6.500%, 10–1–22	21,192	19,073

Integrated Telecommunication Services – 4.9%
Frontier Communications Corp.:
6.250%, 9–15–21	15,908	11,295
10.500%, 9–15–22	20,679	15,638
7.125%, 1–15–23	2,412	1,604
6.875%, 1–15–25	8,428	5,457
11.000%, 9–15–25	23,102	16,980
GCI, Inc., 6.875%, 4–15–25	22,144	23,583
Olympus Merger Sub, Inc., 8.500%, 10–15–25 (G)	66,712	65,878
Sprint Corp.:
7.250%, 9–15–21	43,872	46,450
7.875%, 9–15–23	16,141	17,190

		204,075

Wireless Telecommunication Service – 1.2%
Sable International Finance Ltd., 6.875%, 8–1–22 (G)	17,971	19,049
Sprint Nextel Corp.:
9.000%, 11–15–18 (G)	1,367	1,439
7.000%, 8–15–20	3,022	3,203
11.500%, 11–15–21	2,342	2,828
T-Mobile USA, Inc.:
6.000%, 4–15–24	10,395	11,019
6.500%, 1–15–26	12,863	14,037

		51,575

Total Telecommunication Services – 6.6%		274,723

TOTAL CORPORATE DEBT SECURITIES – 68.7%		$2,858,723
(Cost: $3,023,582)

LOANS(M)
Consumer Discretionary
Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.878%, 7–25–22	18,474	17,112

Apparel Retail – 1.8%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps), 6.069%, 3–19–20	19,207	18,554
Talbots, Inc. (The) (ICE LIBOR plus 850 bps), 10.069%, 3–19–21	33,232	32,235
TRLG Intermediate Holdings LLC, 10.000%, 10–27–22 (B)	22,272	21,826

		72,615

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps), 5.443%, 2–22–23	3,900	3,931

Department Stores – 0.9%
Belk, Inc. (ICE LIBOR plus 475 bps), 6.099%, 12–10–22	44,938	36,736

Education Services – 1.4%
Laureate Education, Inc. (ICE LIBOR plus 450 bps), 6.069%, 4–26–24	58,445	58,884

General Merchandise Stores – 2.3%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 4.953%, 2–3–24	36,367		35,754
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps), 8.953%, 1–26–25	28,637		27,885
Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps), 7.313%, 2–8–19 (H)	63,765		33,477

			97,116

Home Furnishings – 0.6%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps), 9.407%, 11–8–24	26,971		22,925

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps), 6.175%, 8–26–22	16,302		16,400

Restaurants – 0.5%
NPC International, Inc. (ICE LIBOR plus 350 bps), 5.052%, 4–20–24	3,809		3,837
NPC International, Inc. (ICE LIBOR plus 750 bps), 9.052%, 4–18–25	15,590		15,902

			19,739

Specialized Consumer Services – 0.0%
Asurion LLC (ICE LIBOR plus 600 bps), 7.569%, 8–4–25	2,700		2,772

Specialty Stores – 0.3%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.551%, 10–21–23	15,411		14,846

Total Consumer Discretionary – 8.7%			363,076
Consumer Staples
Food Distributors – 0.3%
Dairyland USA Corp. (ICE LIBOR plus 400 bps), 5.570%, 6–22–22	11,893		11,923

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps), 9.943%, 10–21–22	15,658		15,638

Packaged Foods & Meats – 0.4%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps), 8.443%, 6–30–22	18,980		17,461

Total Consumer Staples – 1.1%			45,022
Energy
Coal & Consumable Fuels – 1.0%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 7.443%, 3–28–22	35,531		33,266
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 8.193%, 12–16–20	19,902		8,906

			42,172

Oil & Gas Drilling – 0.7%
KCA Deutag Alpha Ltd., 0.000%, 5–16–20 (N)	618		604
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps), 7.196%, 5–16–20	29,988		29,266
KCA Deutag Alpha Ltd. (ICE LIBOR plus 575 bps), 7.044%, 5–16–20	—	*	—	*

			29,870

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC (10.530% Cash or 10.530% PIK), 10.530%, 8–7–20 (B)(C)(J)	12,638		12,448

Oil & Gas Exploration & Production – 0.6%
California Resources Corp., 0.000%, 12–31–22 (N)	8,232		8,191
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps), 8.954%, 8–23–21	17,434		18,532

			26,723

Oil & Gas Storage & Transportation – 1.3%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 12.319%, 2–16–21	23,033		21,904
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 7.319%, 8–12–20	31,985		31,105

			53,009

Total Energy – 3.9%			164,222

Financials
Asset Management & Custody Banks – 0.2%
Tortoise Borrower LLC, 0.000%, 11–20–24 (C)(N)	9,832	9,930

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 350 bps), 5.069%, 1–8–24	6,921	6,950

Investment Banking & Brokerage – 0.5%
Jane Street Group LLC (ICE LIBOR plus 450 bps), 5.880%, 8–25–22	21,340	21,594

Specialized Finance – 0.1%
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc. (3-Month ICE LIBOR plus 375 bps), 5.135%, 12–30–21	3,184	3,208

Total Financials – 1.0%		41,682
Health Care
Life Sciences Tools & Services – 0.3%
Avantor, Inc. (ICE LIBOR plus 400 bps), 5.511%, 9–22–24	13,419	13,475

Total Health Care – 0.3%		13,475
Industrials
Building Products – 0.5%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 9.569%, 3–27–22	23,667	21,448

Construction & Engineering – 0.3%
Tensar International Corp. (ICE LIBOR plus 850 bps), 10.193%, 7–10–22	15,197	12,158

Diversified Support Services – 0.3%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps), 5.319%, 8–25–24	6,470	6,505
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps), 9.319%, 8–25–25	5,403	5,444

		11,949

Industrial Conglomerates – 1.1%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps), 4.446%, 11–22–20	5,573	5,422
Crosby Worldwide Ltd. (ICE LIBOR plus 600 bps), 7.446%, 11–22–21	10,976	9,972
PAE Holding Corp. (ICE LIBOR plus 550 bps), 7.124%, 10–20–22	25,938	26,084
PAE Holding Corp. (ICE LIBOR plus 950 bps), 11.124%, 10–20–23	4,490	4,495

		45,973

Industrial Machinery – 1.5%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.193%, 1–30–23 (C)	61,040	61,040

Marine – 0.1%
Deck Chassis Acquisition, Inc., 0.000%, 6–15–23 (C)(N)	3,299	3,348

Total Industrials – 3.8%		155,916
Information Technology
Application Software – 0.2%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 8.693%, 9–18–25	8,585	8,875

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 8.630%, 5–1–25	4,407	4,446

Internet Software & Services – 1.1%
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps), 5.569%, 5–12–21	20,592	20,684
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps), 9.319%, 11–12–21 (C)	23,427	23,427

		44,111

Total Information Technology – 1.4%		57,432
Materials
Diversified Metals & Mining – 0.3%
EP Minerals LLC (ICE LIBOR plus 750 bps), 8.979%, 8–20–21 (C)	12,375	12,406

Paper Packaging – 0.8%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps), 9.693%, 5–27–20	20,805	20,254
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps), 8.751%, 10–1–22 (C)	13,968	13,828

		34,082

Total Materials – 1.1%		46,488

Telecommunication Services
Integrated Telecommunication Services – 0.9%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.350%, 10–10–24	35,484	35,558

Total Telecommunication Services – 0.9%		35,558

TOTAL LOANS – 22.2%		$922,871
(Cost: $978,152)

SHORT-TERM SECURITIES
Commercial Paper(O) – 4.0%
Bemis Co., Inc., 1.781%, 1–8–18	6,000	5,997
Clorox Co. (The):
0.000%, 1–8–18 (L)	10,000	9,995
1.930%, 1–17–18	6,800	6,794
1.880%, 1–25–18	5,000	4,994
Comcast Corp.:
1.921%, 1–3–18	10,000	9,998
1.771%, 1–4–18	5,000	4,998
CVS Health Corp., 1.670%, 1–2–18	2,095	2,095
DTE Gas Co., 2.000%, 1–11–18	5,000	4,997
Hewlett Packard Enterprise Corp.:
1.542%, 1–3–18	10,000	9,998
1.502%, 1–4–18	9,000	8,998
1.612%, 1–8–18	15,000	14,994
McCormick & Co., Inc., 1.901%, 1–3–18	5,000	4,999
Mondelez International, Inc.:
1.851%, 1–9–18	5,000	4,997
1.890%, 1–22–18	20,000	19,977

Sysco Corp., 1.691%, 1–2–18	8,636	8,635
Virginia Electric and Power Co., 1.711%, 1–4–18	3,000	2,999
Walgreens Boots Alliance, Inc.:
2.040%, 1–10–18	11,600	11,594
2.010%, 1–11–18	14,000	13,991
1.930%, 1–16–18	10,000	9,991
Wisconsin Electric Power Co., 1.622%, 1–9–18	5,000	4,997

		166,038

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1–5–18 (P)	8,777	8,777

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.490%, 1–7–18 (P)	8,900	8,900

TOTAL SHORT-TERM SECURITIES – 4.4%		$183,715
(Cost: $183,734)

TOTAL INVESTMENT SECURITIES – 99.3%		$4,138,518
(Cost: $4,368,944)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		29,249

NET ASSETS – 100.0%		$4,167,767

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Listed on an exchange outside the United States.

(E)	Restricted securities. At December 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
Larchmont Resources LLC	12-8-16	15		$4,978	$4,905
Maritime Finance Co. Ltd.	9-19-13	1,750		30,173	16,380
New Cotai Participation Corp., Class B	4-12-13	—	*	649	634
Sabine Oil & Gas Corp.	12-7-16	4		184	198
Pinnacle Agriculture Enterprises LLC	3-10-17	37,029		16,830	30,326
Targa Resources Corp., 9.500%	10-24-17	32		36,306	36,387
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	16		114	107
				$89,234	$88,937

The total value of these securities represented 2.1% of net assets at December 31, 2017.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $2,175,638 or 52.2% of net assets.

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(L)	Zero coupon bond.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Rate shown is the yield to maturity at December 31, 2017.

(P)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	11,211	U.S. Dollar	13,272	1-5-18	Morgan Stanley International	$—	$181

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$53,162	$4,763	$14,709
Energy	10,526	5,103	—
Financials	—	—	16,380
Total Common Stocks	$63,688	$9,866	$31,089
Preferred Stocks	1,624	36,387	30,327
Warrants	—	228	—	*
Corporate Debt Securities	—	2,858,723	—	*
Loans	—	786,444	136,427
Short-Term Securities	—	183,715	—
Total	$65,312	$3,875,363	$197,843
Liabilities
Forward Foreign Currency Contracts	$—	$181	$—

During the period ended December 31, 2017, securities totaling $10,275 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants		Corporate Debt		Loans
Beginning Balance 4-1-17	$18,574	$16,830	$—	*	$—	*	$259,431
Net realized gain (loss)	—	—	—		—		1,968
Net change in unrealized appreciation (depreciation)	11,245	13,497	—		—		(22,564)
Purchases	1,270	—	—		—		13,065
Sales	—	—	—		—		(134,698)
Amortization/Accretion of premium/discount	—	—	—		—		252
Transfers into Level 3 during the period	—	—	—		—		88,865
Transfers out of Level 3 during the period	—	—	—		—		(69,892)
Ending Balance 12-31-17	$31,089	$30,327	$—	*	$—	*	$136,427
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-17	$11,244	$13,496	$—		$—		$933

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-17	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$634	Market comparable approach	Adjusted revenue multiple	8.81x
			Illiquidity discount	10%
	14,075	Market comparable approach	Adjusted EBITDA multiple	9.19x
	16,380	Third-party valuation service	Broker quotes	N/A
Preferred Stocks	30,327	Market comparable approach	Adjusted EBITDA multiple	8.3x
			Illiquidity discount	10%
Loans	136,427	Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,368,944

Gross unrealized appreciation	123,213
Gross unrealized depreciation	(353,639)

Net unrealized depreciation	$(230,426)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Energy – 1.2%
Oil Search Ltd.	14,262	$86,352

Financials – 2.1%
Westpac Banking Corp.	6,324	153,827

Total Australia – 3.3%		$240,179
Brazil
Information Technology – 1.1%
MercadoLibre, Inc.	249	78,484

Telecommunication Services – 1.1%
Telefonica Brasil S.A. ADR	2,517	36,895
Vivo Participacoes S.A. ADR	2,813	41,722

		78,617

Total Brazil – 2.2%		$157,101
Canada
Consumer Discretionary – 1.7%
Magna International, Inc.	2,086	118,204

Energy – 2.6%
Seven Generations Energy Ltd., Class A(A)	5,504	77,851
Suncor Energy, Inc.	2,959	108,649

		186,500

Total Canada – 4.3%		$304,704
China
Consumer Discretionary – 2.8%
Gree Electric Appliances, Inc. of Zhuhai, A Shares	10,719	71,896
Huayu Automotive Systems Co. Ltd., A Shares	10,007	45,612
JD.com, Inc. ADR (A)	2,015	83,466

		200,974

Consumer Staples – 1.5%
Wuliangye Yibin Co. Ltd., A Shares	8,531	104,643

Financials – 1.2%
China Construction Bank Corp.	96,742	89,056

Information Technology – 1.5%
Alibaba Group Holding Ltd. ADR (A)	632	109,045

Telecommunication Services – 1.0%
China Unicom Ltd.	51,678	69,868

Total China – 8.0%		$573,586
France
Consumer Staples – 1.9%
Danone S.A.	1,657	138,804

Energy – 3.3%
Total S.A.	4,283	236,394

Financials – 2.6%
Axa S.A.	3,403	100,842
Societe Generale S.A.	1,608	82,901

		183,743

Industrials – 4.6%
Airbus SE	1,095	108,800
Schneider Electric S.A.	1,152	97,650
Vinci	1,157	118,120

		324,570

Materials – 1.4%
L Air Liquide S.A.	773	97,210

Telecommunication Services – 2.1%
Orange S.A.	8,484	147,031

Total France – 15.9%		$1,127,752

Germany
Consumer Discretionary – 1.3%
Continental AG	344	92,494

Financials – 1.2%
Deutsche Boerse AG	750	86,799

Health Care – 4.2%
Bayer AG	1,127	139,991
Fresenius Medical Care AG & Co. KGaA	1,156	121,402
Fresenius SE & Co. KGaA	575	44,749

		306,142

Information Technology – 1.5%
SAP AG	958	107,126

Materials – 0.9%
HeidelbergCement AG	631	68,016

Total Germany – 9.1%		$660,577
Hong Kong
Financials – 1.4%
AIA Group Ltd.	11,682	99,363

Total Hong Kong – 1.4%		$99,363
Ireland
Health Care – 1.3%
Shire Pharmaceuticals Group plc ADR	586	90,947

Materials – 1.7%
CRH plc	3,394	121,803

Total Ireland – 3.0%		$212,750
Japan
Consumer Discretionary – 4.6%
Fuji Heavy Industries Ltd.	4,139	131,223
Isuzu Motors Ltd.	10,507	175,440
Nissin Kogyo Co. Ltd.	1,220	24,151

		330,814

Consumer Staples – 1.0%
Calbee, Inc.	2,167	70,419

Energy – 1.5%
Inpex Corp.	8,496	105,737

Financials – 3.2%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	17,553	127,752
Tokio Marine Holdings, Inc.	2,251	102,378

		230,130

Industrials – 2.8%
Komatsu Ltd.	2,265	81,842
Seibu Holdings, Inc.	1,883	35,565
SMC Corp.	210	86,181

		203,588

Information Technology – 2.0%
Tokyo Electron Ltd.	352	63,569
Yahoo Japan Corp.	16,721	76,607

		140,176

Telecommunication Services – 2.8%
Nippon Telegraph and Telephone Corp.	2,023	95,091
SoftBank Group Corp.	1,375	108,868

		203,959

Total Japan – 17.9%		$1,284,823
Luxembourg
Energy – 1.4%
Tenaris S.A.	2,888	45,834
Tenaris S.A. ADR	1,704	54,277

		100,111

Total Luxembourg – 1.4%		$100,111

Netherlands
Consumer Staples – 2.3%
Koninklijke Ahold Delhaize N.V.	7,653	168,235

Energy – 0.7%
Royal Dutch Petroleum Co., New York Shares	741	49,456

Total Netherlands – 3.0%		$217,691
Norway
Financials – 1.3%
DNB ASA	5,006	92,665

Total Norway – 1.3%		$92,665
South Korea
Information Technology – 1.2%
Samsung Electronics Co. Ltd.	36	86,386

Total South Korea – 1.2%		$86,386
Spain
Industrials – 0.8%
ACS Actividades de Construccion y Servicios S.A.	1,482	57,885

Total Spain – 0.8%		$57,885
Sweden
Financials – 1.5%
Swedbank AB	4,359	105,167

Total Sweden – 1.5%		$105,167
Switzerland
Consumer Staples – 1.8%
Nestle S.A., Registered Shares	1,484	127,572

Financials – 1.5%
UBS Group AG	5,748	105,610

Health Care – 1.7%
Roche Holdings AG, Genusscheine	475	120,081

Industrials – 3.1%
Adecco S.A.	1,319	100,765
Ferguson plc	1,672	120,010

		220,775

Total Switzerland – 8.1%		$574,038
Taiwan
Information Technology – 0.5%
MediaTek, Inc.	3,983	39,152

Total Taiwan – 0.5%		$39,152
United Kingdom
Consumer Discretionary – 1.2%
Whitbread plc	1,624	87,689

Consumer Staples – 5.1%
British American Tobacco plc	1,612	108,967
Imperial Tobacco Group plc	2,163	92,246
Reckitt Benckiser Group plc	902	84,188
Unilever plc	1,374	76,225

		361,626

Energy – 1.4%
Royal Dutch Shell plc, Class A	2,973	99,062

Financials – 2.4%
Prudential plc	3,303	84,599
Standard Chartered plc	8,564	89,516

		174,115

Industrials – 1.7%
Babcock International Group plc	8,615	82,064
BAE Systems plc	5,654	43,688

		125,752

Materials – 2.1%
Rio Tinto plc	2,056	107,842
Rio Tinto plc ADR	839	44,424

		152,266

Total United Kingdom – 13.9%		$1,000,510
United States
Health Care – 0.6%
Shire plc	805	41,700

Total United States – 0.6%		$41,700

TOTAL COMMON STOCKS – 97.4%		$6,976,140
(Cost: $5,943,585)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (B) – 1.1%
BMW U.S. Capital LLC (GTD by BMW AG) 1.531%, 1-9-18	$4,570	4,568
Clorox Co. (The):
1.751%, 1-2-18	5,000	4,999
1.781%, 1-4-18	6,000	5,998
Comcast Corp. 1.921%, 1-3-18	4,000	3,999
Corporacion Andina de Fomento 1.551%, 1-8-18	6,000	5,998
E.I. du Pont de Nemours and Co. 1.632%, 1-9-18	10,000	9,995
Kroger Co. (The) 1.770%, 1-2-18	4,808	4,807
McCormick & Co., Inc. 1.771%, 1-4-18	9,000	8,998
Sysco Corp. 1.691%, 1-2-18	5,000	4,999
Virginia Electric and Power Co. 1.960%, 1-17-18	5,000	4,995
Walgreens Boots Alliance, Inc. 1.591%, 1-3-18	8,750	8,748
Wisconsin Electric Power Co. 1.622%, 1-9-18	5,000	4,997
Wisconsin Gas LLC 2.060%, 1-11-18	5,000	4,997

		78,098

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1-5-18 (C)	5,356	5,356

Treasury Bills – 0.0%
U.S. Treasury Cash Management Bills 1.030%, 1-2-18	3,254	3,254

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.490%, 1-7-18 (C)	5,000	5,000
1.530%, 1-7-18 (C)	6,000	6,000

		11,000

TOTAL SHORT-TERM SECURITIES – 1.4%		$97,708
(Cost: $97,718)

TOTAL INVESTMENT SECURITIES – 98.8%		$7,073,848
(Cost: $6,041,303)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		83,851

NET ASSETS – 100.0%		$7,157,699

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$334,971	$495,204	$—
Consumer Staples	104,643	866,656	—
Energy	290,233	573,379	—
Financials	—	1,320,475	—
Health Care	90,947	467,923	—
Industrials	82,064	850,506	—
Information Technology	187,529	372,840	—
Materials	44,424	394,871	—
Telecommunication Services	41,722	457,753	—
Total Common Stocks	$1,176,533	$5,799,607	$—
Short-Term Securities	—	97,708	—
Total	$1,176,533	$5,897,315	$—

During the period ended December 31, 2017, securities totaling $2,946,455 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$6,041,303

Gross unrealized appreciation	1,141,796
Gross unrealized depreciation	(109,251)

Net unrealized appreciation	$1,032,545

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automobile Manufacturers – 1.8%
Ferrari N.V.	333	$34,890

Cable & Satellite – 1.7%
Comcast Corp., Class A	798	31,956

Home Improvement Retail – 4.9%
Home Depot, Inc. (The)	489	92,642

Internet & Direct Marketing Retail – 4.6%
Amazon.com, Inc. (A)	65	76,259
priceline.com, Inc. (A)	7	11,990

		88,249

Total Consumer Discretionary – 13.0%		247,737
Consumer Staples
Tobacco – 1.4%
Philip Morris International, Inc.	246	25,990

Total Consumer Staples – 1.4%		25,990
Energy
Oil & Gas Equipment & Services – 1.8%
Halliburton Co.	719	35,150

Total Energy – 1.8%		35,150
Financials
Financial Exchanges & Data – 5.9%
CME Group, Inc.	493	72,046
S&P Global, Inc.	231	39,082

		111,128

Investment Banking & Brokerage – 3.3%
Charles Schwab Corp. (The)	1,228	63,067

Other Diversified Financial Services – 1.2%
Citigroup, Inc.	309	22,978

Total Financials – 10.4%		197,173
Health Care
Biotechnology – 0.9%
Alexion Pharmaceuticals, Inc. (A)	103	12,366
Vertex Pharmaceuticals, Inc. (A)	33	4,975

		17,341

Health Care Equipment – 3.2%
Danaher Corp.	310	28,746
Edwards Lifesciences Corp. (A)	16	1,809
Intuitive Surgical, Inc. (A)	83	30,254

		60,809

Managed Health Care – 1.9%
UnitedHealth Group, Inc.	167	36,817

Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co.	149	9,106
Celgene Corp. (A)	238	24,836
Zoetis, Inc.	517	37,259

		71,201

Total Health Care – 9.8%		186,168
Industrials
Aerospace & Defense – 4.3%
Lockheed Martin Corp.	155	49,827
Northrop Grumman Corp.	101	30,844

		80,671

Construction Machinery & Heavy Trucks – 3.7%
Caterpillar, Inc.	443	69,745

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	49	9,602

Industrial Machinery – 3.0%
Parker Hannifin Corp.	62	12,314
Stanley Black & Decker, Inc.	267	45,358

		57,672

Railroads – 1.5%
Union Pacific Corp.	216	29,019

Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	220	25,330

Total Industrials – 14.3%		272,039
Information Technology
Application Software – 6.8%
Adobe Systems, Inc. (A)	362	63,489
salesforce.com, Inc. (A)	637	65,080

		128,569

Data Processing & Outsourced Services – 13.7%
FleetCor Technologies, Inc. (A)	80	15,471
MasterCard, Inc., Class A	512	77,512
PayPal, Inc. (A)	1,210	89,058
Visa, Inc., Class A	687	78,286

		260,327

Home Entertainment Software – 2.1%
Electronic Arts, Inc. (A)	370	38,914

Internet Software & Services – 9.3%
Alphabet, Inc., Class A (A)	52	54,882
Alphabet, Inc., Class C (A)	43	45,468
Facebook, Inc., Class A (A)	429	75,772

		176,122

Semiconductor Equipment – 3.9%
Applied Materials, Inc.	431	22,007
Lam Research Corp.	285	52,502

		74,509

Semiconductors – 1.9%
Microchip Technology, Inc.	417	36,668

Systems Software – 4.9%
Microsoft Corp.	1,095	93,658

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	525	88,792

Total Information Technology – 47.3%		897,559
Real Estate
Specialized REITs – 0.9%
American Tower Corp., Class A	121	17,320

Total Real Estate – 0.9%		17,320

TOTAL COMMON STOCKS – 98.9%		$1,879,136
(Cost: $1,117,529)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.9%
Archer Daniels Midland Co., 1.720%, 1-10-18	$4,000	3,998
DTE Gas Co., 2.000%, 1-11-18	5,000	4,997
Northern Illinois Gas Co., 1.711%, 1-3-18	5,000	4,999
Sonoco Products Co., 1.700%, 1-2-18	2,330	2,330

		16,324

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18 (C)	1,524	1,524

TOTAL SHORT-TERM SECURITIES – 1.0%		$17,848
(Cost: $17,849)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,896,984
(Cost: $1,135,378)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,235

NET ASSETS – 100.0%		$1,898,219

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,879,136	$—	$—
Short-Term Securities	—	17,848	—
Total	$1,879,136	$17,848	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,135,378

Gross unrealized appreciation	766,497
Gross unrealized depreciation	(4,891)

Net unrealized appreciation	$761,606

SCHEDULE OF INVESTMENTS Ivy LaSalle Global Real Estate Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Real Estate – 4.8%
GPT Group	122		$486
Mirvac Group	413		756
National Storage REIT	98		117
Scentre Group	464		1,515
Westfield Corp.	58		425

			3,299

Total Australia – 4.8%			$3,299
Belgium
Real Estate – 0.3%
Warehouses De Pauw Comm VA	2		193

Total Belgium – 0.3%			$193
Canada
Real Estate – 1.4%
Allied Properties	3		110
Canadian Apartment Properties REIT	3		100
Canadian REIT	5		182
First Capital Realty, Inc.	15		246
H&R Real Estate Investment Trust	10		162
SmartREIT	5		126

			926

Total Canada – 1.4%			$926
France
Real Estate – 3.9%
Gecina	5		873
Unibail-Rodamco	7		1,777

			2,650

Total France – 3.9%			$2,650
Germany
Real Estate – 3.8%
Ado Properties S.A.	3		132
alstria office AG	18		284
Deutsche EuroShop AG	6		240
LEG Immobilien AG	5		582
Vonovia SE	26		1,306

			2,544

Total Germany – 3.8%			$2,544
Hong Kong
Real Estate – 8.6%
Hongkong Land Holdings Ltd.	77		540
Link (The)	100		925
Sun Hung Kai Properties Ltd.	195		3,247
Swire Properties Ltd.	344		1,110

			5,822

Total Hong Kong – 8.6%			$5,822
Ireland
Real Estate – 0.5%
Hibernia REIT plc	115		209
Irish Residential Properties REIT plc	75		135

			344

Total Ireland – 0.5%			$344
Japan
Real Estate – 11.5%
Activia Properties, Inc.	—	*	38
Daiwa Office Investment Corp.	—	*	701
Global One Corp.	—	*	305
GLP J-REIT	—	*	370
Heiwa Real Estate Co. Ltd.	51		1,069
Ichigo Hotel Investment Corp.	—	*	196
Kenedix Office Investment Corp.	—	*	591
Mitsubishi Estate Co. Ltd.	106		1,840
Mitsubishi Estate Logistics REIT Investment Corp.	—	*	292
Mitsui Fudosan Co. Ltd.	103		2,065
Nomura Real Estate Holdings, Inc.	12		275

			7,742

Total Japan – 11.5%			$7,742
Netherlands
Real Estate – 0.5%
NSI N.V.	4		169
Vastned Retail N.V.	4		201

			370

Total Netherlands – 0.5%			$370
Norway
Real Estate – 0.3%
Entra ASA	16		231

Total Norway – 0.3%			$231

Singapore
Real Estate – 1.0%
CapitaLand Ltd.	152	399
Mapletree Commercial Trust	199	241

		640

Total Singapore – 1.0%		$640
Spain
Real Estate – 1.1%
Lar Espana Real Estate Socimi S.A.	15	161
Merlin Properties Socimi S.A.	43	576

		737

Total Spain – 1.1%		$737
Sweden
Real Estate – 0.5%
Kungsleden AB	50	361

Total Sweden – 0.5%		$361
Switzerland
Real Estate – 0.6%
PSP Swiss Property Ltd., Registered Shares	4	392

Total Switzerland – 0.6%		$392
United Kingdom
Real Estate – 6.2%
Big Yellow Group plc	32	380
Derwent London plc	24	1,015
Great Portland Estates plc	35	325
Land Securities Group plc	105	1,432
SEGRO plc	93	738
Unite Group plc (The)	27	295

		4,185

Total United Kingdom – 6.2%		$4,185
United States
Real Estate – 53.8%
American Campus Communities, Inc.	26	1,084
American Homes 4 Rent	17	361
American Tower Corp., Class A	7	1,044
AvalonBay Communities, Inc.	13	2,233
Boston Properties, Inc.	15	1,910
Brixmor Property Group, Inc.	48	890
Camden Property Trust	10	922
Crown Castle International Corp.	7	832
CubeSmart	44	1,262
Digital Realty Trust, Inc.	4	452
Duke Realty Corp.	29	780
Equinix, Inc.	1	594
Equity Residential	46	2,941
Federal Realty Investment Trust	5	662
First Industrial Realty Trust, Inc.	11	356
GGP, Inc.	21	494
HCP, Inc.	44	1,136
LaSalle Hotel Properties	30	829
National Retail Properties, Inc.	16	710
Omega Healthcare Investors, Inc.	13	366
Paramount Group, Inc.	38	597
Park Hotels & Resorts, Inc.	24	704
ProLogis, Inc.	9	590
Public Storage, Inc.	9	1,983
Quality Care Properties, Inc. (A)	3	48
Regency Centers Corp.	11	793
RLJ Lodging Trust	34	737
Simon Property Group, Inc.	26	4,510
SL Green Realty Corp.	11	1,097
Taubman Centers, Inc.	11	710
VEREIT, Inc.	86	673
Vornado Realty Trust	23	1,831
Welltower, Inc.	34	2,197

		36,328

Total United States – 53.8%		$36,328

TOTAL COMMON STOCKS – 98.8%		$66,764
(Cost: $61,160)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1-5-18(B)	$433	433

TOTAL SHORT-TERM SECURITIES – 0.6%		$433
(Cost: $433)

TOTAL INVESTMENT SECURITIES – 99.4%		$67,197
(Cost: $61,593)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		402

NET ASSETS – 100.0%		$67,599

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Real Estate	$44,046	$22,718	$—
Total Common Stocks	$44,046	$22,718	$—
Short-Term Securities	—	433	—
Total	$44,046	$23,151	$—

During the period ended December 31, 2017, securities totaling $10,056 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$61,593

Gross unrealized appreciation	6,232
Gross unrealized depreciation	(628)

Net unrealized appreciation	$5,604

SCHEDULE OF INVESTMENTS Ivy LaSalle Global Risk-Managed Real Estate Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Real Estate – 5.2%
GPT Group	459		$1,825
Scentre Group	796		2,597
Westfield Corp.	109		805

			5,227

Total Australia – 5.2%			$5,227
Canada
Real Estate – 1.4%
Allied Properties	5		181
Canadian Apartment Properties REIT	9		261
Canadian REIT	11		422
RioCan	14		265
SmartREIT	9		228

			1,357

Total Canada – 1.4%			$1,357
France
Real Estate – 4.4%
Gecina	8		1,499
Unibail-Rodamco	11		2,891

			4,390

Total France – 4.4%			$4,390
Germany
Real Estate – 4.1%
Ado Properties S.A.	7		332
alstria office AG	31		476
Deutsche EuroShop AG	16		646
Deutsche Wohnen AG	10		428
LEG Immobilien AG	19		2,141

			4,023

Total Germany – 4.1%			$4,023
Hong Kong
Real Estate – 8.7%
Hongkong Land Holdings Ltd.	510		3,584
Link (The)	167		1,545
Swire Properties Ltd.	1,075		3,468

			8,597

Total Hong Kong – 8.7%			$8,597
Ireland
Real Estate – 0.8%
Hibernia REIT plc	220		401
Irish Residential Properties REIT plc	220		396

			797

Total Ireland – 0.8%			$797
Japan
Real Estate – 8.3%
Aeon REIT Investment Corp.	—	*	194
Daiwa Office Investment Corp.	—	*	1,249
GLP J-REIT	—	*	219
Hulic, Inc.	—	*	637
Japan Retail Fund Investment Corp.	—	*	532
Kenedix Office Investment Corp.	—	*	1,761
Mitsubishi Estate Logistics REIT Investment Corp.	—	*	627
Mitsui Fudosan Co. Ltd.	22		278
Nippon Building Fund, Inc.	—	*	455
ORIX JREIT, Inc.	1		1,841
Sekisui House REIT, Inc.	—	*	223
Tokyu, Inc.	—	*	242

			8,258

Total Japan – 8.3%			$8,258
Netherlands
Real Estate – 1.1%
NSI N.V.	9		360
Vastned Retail N.V.	15		735

			1,095

Total Netherlands – 1.1%			$1,095

Singapore
Real Estate – 1.2%
CapitaCommercial Trust	262	377
CapitaMall Trust	229	364
Mapletree Commercial Trust	320	388

		1,129

Total Singapore – 1.2%		$1,129
Spain
Real Estate – 0.4%
Lar Espana Real Estate Socimi S.A.	40	429

Total Spain – 0.4%		$429
Sweden
Real Estate – 0.7%
Hufvudstaden AB	42	679

Total Sweden – 0.7%		$679
Switzerland
Real Estate – 0.7%
PSP Swiss Property Ltd., Registered Shares	8	726

Total Switzerland – 0.7%		$726
United Kingdom
Real Estate – 6.9%
Big Yellow Group plc	58	678
Derwent London plc	44	1,847
Land Securities Group plc	194	2,642
SEGRO plc	147	1,165
Unite Group plc (The)	42	456

		6,788

Total United Kingdom – 6.9%		$6,788
United States
Real Estate – 55.0%
American Campus Communities, Inc.	43	1,749
AvalonBay Communities, Inc.	21	3,684
Boston Properties, Inc.	29	3,755
Brixmor Property Group, Inc.	82	1,524
Camden Property Trust	20	1,811
Corporate Office Properties Trust	30	871
CubeSmart	81	2,353
Duke Realty Corp.	46	1,265
Equity Residential	77	4,926
Federal Realty Investment Trust	14	1,845
First Industrial Realty Trust, Inc.	18	580
GGP, Inc.	43	1,017
HCP, Inc.	91	2,383
Hudson Pacific Properties, Inc.	25	845
National Retail Properties, Inc.	39	1,689
Paramount Group, Inc.	93	1,471
ProLogis, Inc.	23	1,473
Public Storage, Inc.	18	3,815
Realty Income Corp.	10	584
Regency Centers Corp.	25	1,716
Simon Property Group, Inc.	40	6,881
Taubman Centers, Inc.	22	1,469
Vornado Realty Trust	36	2,822
Welltower, Inc.	62	3,973

		54,501

Total United States – 55.0%		$54,501

TOTAL COMMON STOCKS – 98.9%		$97,996
(Cost: $89,653)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1-5-18 (A)	$287	287

TOTAL SHORT-TERM SECURITIES – 0.3%		$287
(Cost: $287)

TOTAL INVESTMENT SECURITIES – 99.2%		$98,283
(Cost: $89,940)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		765

NET ASSETS – 100.0%		$99,048

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Real Estate	$73,315	$24,681	$—
Total Common Stocks	$73,315	$24,681	$—
Short-Term Securities	—	287	—
Total	$73,315	$24,968	$—

During the period ended December 31, 2017, securities totaling $24,262 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$89,940

Gross unrealized appreciation	9,332
Gross unrealized depreciation	(989)

Net unrealized appreciation	$8,343

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Telecommunication Services
Integrated Telecommunication Services – 0.0%
Frontier Communications Corp., Convertible Series A, 11.125%	50	$541

Total Telecommunication Services – 0.0%		541

TOTAL PREFERRED STOCKS – 0.0%		$541
(Cost: $999)
ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6-15-28	$4,740	4,726
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.240%, 4-10-18 (A)	8,035	8,036
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7-9-21 (A)	5,500	5,459

TOTAL ASSET-BACKED SECURITIES – 1.3%		$18,221
(Cost: $18,289)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Auto Parts & Equipment – 0.2%
Lear Corp., 5.375%, 3-15-24	3,175	3,358

Automobile Manufacturers – 1.0%
General Motors Co., 4.875%, 10-2-23	8,500	9,197
Toyota Motor Credit Corp., 2.000%, 10-24-18	5,125	5,131

		14,328

Broadcasting – 0.2%
Discovery Communications LLC, 2.200%, 9-20-19	2,000	1,991

Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 1.625%, 1-15-22	3,950	3,819
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 10-1-19	1,000	1,060

		4,879

General Merchandise Stores – 1.2%
Dollar General Corp., 1.875%, 4-15-18	3,000	2,998
Family Dollar Stores, Inc., 5.000%, 2-1-21	12,859	13,631

		16,629

Total Consumer Discretionary – 3.0%		41,185
Consumer Staples
Brewers – 0.3%
Molson Coors Brewing Co.:
1.900%, 3-15-19	2,070	2,061
2.250%, 3-15-20	2,750	2,736

		4,797

Distillers & Vintners – 1.8%
Beam, Inc., 1.750%, 6-15-18	10,000	9,983
Constellation Brands, Inc.:
2.250%, 11-6-20	12,000	11,889
2.700%, 5-9-22	2,400	2,388

		24,260

Drug Retail – 0.7%
CVS Health Corp., 2.250%, 12-5-18	9,000	9,011

Packaged Foods & Meats – 0.6%
Smithfield Foods, Inc., 2.700%, 1-31-20(A)	8,000	7,947

Soft Drinks – 0.1%
PepsiCo, Inc., 3.100%, 7-17-22	2,082	2,132

Total Consumer Staples – 3.5%		48,147
Energy
Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1-31-19	8,250	8,620

Oil & Gas Exploration & Production – 2.1%
Aker BP ASA, 6.000%, 7-1-22(A)	2,360	2,466
BP Capital Markets plc (GTD by BP plc), 1.674%, 2-13-18	13,500	13,497
EQT Corp., 8.125%, 6-1-19	11,520	12,405

		28,368

Oil & Gas Storage & Transportation – 2.2%
Enbridge, Inc., 2.900%, 7-15-22	1,500	1,491
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	6,000	6,102
3.450%, 2-15-23	6,590	6,623
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	8,200	8,160
Spectra Energy Partners L.P., 2.950%, 9-25-18	2,000	2,012
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	5,700	5,927

		30,315

Total Energy – 4.9%		67,303
Financials
Asset Management & Custody Banks – 0.5%
Ares Capital Corp., 3.875%, 1-15-20	7,280	7,408

Consumer Finance – 6.1%
Ally Financial, Inc., 4.125%, 3-30-20	8,260	8,425
American Express Co., 7.000%, 3-19-18	10,000	10,107
American Honda Finance Corp., 7.625%, 10-1-18(A)	5,000	5,210
Discover Financial Services, 3.950%, 11-6-24	8,650	8,834
Ford Motor Credit Co. LLC:
5.000%, 5-15-18	10,000	10,102
2.681%, 1-9-20	3,700	3,709
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5-9-19	5,115	5,116
3.500%, 7-10-19	4,500	4,567
3.200%, 7-6-21	6,500	6,563
Hyundai Capital America, 2.875%, 8-9-18(A)	5,525	5,536
Synchrony Financial, 2.600%, 1-15-19	15,770	15,799

		83,968

Diversified Banks – 7.4%
ABN AMRO Bank N.V., 2.100%, 1-18-19(A)	8,000	7,990
Bank of America Corp.:
2.625%, 4-19-21	3,500	3,518
4.100%, 7-24-23	6,850	7,273
Bank of New York Mellon Corp. (The), 2.300%, 9-11-19	12,750	12,782
BB&T Corp., 2.050%, 5-10-21	6,500	6,407
Branch Banking and Trust Co., 1.450%, 5-10-19	10,875	10,771
KeyBank N.A., 2.300%, 9-14-22	7,000	6,861
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2-22-22	2,000	2,012
Mizuho Financial Group, Inc., 2.273%, 9-13-21	9,400	9,227
Northern Trust Corp., 2.375%, 8-2-22	10,875	10,865
Wachovia Corp., 5.750%, 2-1-18	13,500	13,542
Wells Fargo & Co.:
3.069%, 1-24-23	6,500	6,548
3.000%, 2-19-25	4,000	3,966

		101,762

Investment Banking & Brokerage – 4.3%
Daiwa Securities Group, Inc., 3.129%, 4-19-22(A)	12,000	12,071

Goldman Sachs Group, Inc. (The):
2.600%, 12-27-20	16,000	15,997
2.350%, 11-15-21	6,700	6,598
3.000%, 4-26-22	4,000	4,015
4.000%, 3-3-24	4,552	4,775
Morgan Stanley:
5.750%, 1-25-21	6,000	6,538
2.500%, 4-21-21	4,000	3,993
2.750%, 5-19-22	3,000	2,989
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 3.000%, 5-31-23(B)	1,700	1,699

		58,675

Life & Health Insurance – 2.4%
Athene Global Funding:
2.875%, 10-23-18(A)	15,450	15,531
2.750%, 4-20-20(A)	1,000	1,001
New York Life Global Funding, 1.550%, 11-2-18(A)	6,500	6,477
Principal Life Global Funding II, 2.625%, 11-19-20(A)	9,500	9,538

		32,547

Other Diversified Financial Services – 4.1%
Citigroup, Inc.:
2.650%, 10-26-20	9,000	9,030
2.700%, 3-30-21	5,893	5,910
Fidelity National Information Services, Inc., 2.850%, 10-15-18	5,000	5,030
JPMorgan Chase & Co.:
4.350%, 8-15-21	3,820	4,051
2.972%, 1-15-23	15,500	15,628
3.000%, 2-27-30(C)	3,390	3,262
USAA Capital Corp., 2.450%, 8-1-20(A)	13,865	13,859

		56,770

Property & Casualty Insurance – 2.2%
ACE INA Holdings, Inc. (GTD by ACE Ltd.), 2.300%, 11-3-20	10,500	10,482
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 1.700%, 3-15-19	4,550	4,535
Berkshire Hathaway, Inc.:
2.100%, 8-14-19	7,375	7,378
2.750%, 3-15-23	8,260	8,313

		30,708

Regional Banks – 1.8%
PNC Bank N.A.:
2.400%, 10-18-19	8,985	8,997
2.550%, 12-9-21	4,000	3,998
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.), 6.700%, 6-10-19	3,500	3,713
Sumitomo Mitsui Trust Bank Ltd., 2.050%, 3-6-19(A)	7,500	7,480

		24,188

Specialized Finance – 1.7%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 3.480%, 6-1-19 (A)	10,625	10,757
International Lease Finance Corp., 6.250%, 5-15-19	11,500	12,050

		22,807

Total Financials – 30.5%		418,833

Health Care
Biotechnology – 0.3%
Amgen, Inc., 2.200%, 5-11-20	4,000	3,977

Health Care Services – 0.3%
Cardinal Health, Inc., 1.948%, 6-14-19	3,550	3,528

Health Care Supplies – 1.4%
Abbott Laboratories, 2.350%, 11-22-19	5,000	5,000
Catholic Health Initiatives, 2.600%, 8-1-18	11,871	11,909
Stryker Corp., 2.625%, 3-15-21	3,025	3,032

		19,941

Pharmaceuticals – 0.5%
AbbVie, Inc., 2.000%, 11-6-18	2,000	1,999
Merck & Co., Inc., 1.100%, 1-31-18	4,925	4,923

		6,922

Total Health Care – 2.5%		34,368
Industrials
Aerospace & Defense – 2.0%
BAE Systems Holdings, Inc.:
6.375%, 6-1-19 (A)	10,893	11,485
3.850%, 12-15-25 (A)	5,500	5,702
Exelis, Inc., 5.550%, 10-1-21	2,566	2,797
Northrop Grumman Corp.:
3.250%, 8-1-23	2,000	2,041
2.930%, 1-15-25	6,000	5,963

		27,988

Airlines – 1.6%
Aviation Capital Group Corp.:
2.875%, 9-17-18(A)	7,500	7,525
2.875%, 1-20-22(A)	4,000	3,997
Aviation Capital Group LLC, 3.500%, 11-1-27(A)	3,750	3,674
Southwest Airlines Co., 2.650%, 11-5-20	6,000	6,024

		21,220

Building Products – 0.2%
Boral Finance Pty Ltd. (GTD by Boral Ltd.), 3.000%, 11-1-22(A)	3,000	2,973

Environmental & Facilities Services – 1.4%
Republic Services, Inc., 3.800%, 5-15-18	14,690	14,791
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
4.750%, 6-30-20	1,675	1,773
7.100%, 8-1-26	2,450	3,142

		19,706

Industrial Conglomerates – 1.2%
General Electric Capital Corp.:
2.500%, 3-28-20	3,150	3,151
5.012%, 1-1-24	12,060	12,891

		16,042

Total Industrials – 6.4%		87,929
Information Technology
Communications Equipment – 1.2%
Cisco Systems, Inc., 2.200%, 2-28-21	5,425	5,407
Harris Corp.:
1.999%, 4-27-18	3,105	3,102
2.700%, 4-27-20	1,094	1,098
L-3 Communications Corp.:
3.950%, 5-28-24	4,280	4,455
3.850%, 12-15-26	2,750	2,827

		16,889

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp., 6.375%, 4-1-20 (A)	6,000	6,045
Visa, Inc., 2.800%, 12-14-22	14,100	14,304

		20,349

Electronic Manufacturing Services – 0.4%
Jabil Circuit, Inc., 8.250%, 3-15-18	5,680	5,757

Home Entertainment Software – 0.3%
Activision Blizzard, Inc., 2.300%, 9-15-21	4,000	3,947

Semiconductors – 2.3%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
2.375%, 1-15-20 (A)	5,500	5,463
3.125%, 1-15-25 (A)	6,000	5,734
Intel Corp.:
1.850%, 5-11-20	3,600	3,583
2.450%, 7-29-20	4,000	4,044
2.875%, 5-11-24	10,975	11,073
QUALCOMM, Inc., 2.100%, 5-20-20	2,000	1,991

		31,888

Systems Software – 2.2%
CA, Inc., 5.375%, 12-1-19	8,297	8,702
Microsoft Corp.:
2.000%, 11-3-20	8,000	7,968
2.875%, 2-6-24	12,750	12,932

		29,602

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.:
1.550%, 2-7-20	13,175	13,030
2.500%, 2-9-22	8,500	8,506

		21,536

Total Information Technology – 9.5%		129,968
Materials
Diversified Chemicals – 0.5%
Dow Chemical Co. (The), 4.250%, 11-15-20	7,049	7,361

Paper Packaging – 0.3%
Packaging Corp. of America, 2.450%, 12-15-20	3,500	3,505

Specialty Chemicals – 0.6%
Methanex Corp., 3.250%, 12-15-19	8,632	8,669

Total Materials – 1.4%		19,535
Real Estate
Specialized REITs – 2.3%
American Tower Corp.:
3.300%, 2-15-21	2,500	2,546
5.900%, 11-1-21	7,200	7,963
2.250%, 1-15-22	12,500	12,173
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	2,949
4.875%, 4-15-22	3,099	3,323
5.250%, 1-15-23	2,745	3,005

		31,959

Total Real Estate – 2.3%		31,959
Telecommunication Services
Integrated Telecommunication Services – 1.1%
AT&T, Inc.:
5.875%, 10-1-19	3,900	4,131
5.200%, 3-15-20	3,000	3,171
3.400%, 8-14-24	7,265	7,301

		14,603

Wireless Telecommunication Service – 0.4%
Crown Castle Towers LLC, 3.222%, 5-15-22 (A)	4,830	4,879

Total Telecommunication Services – 1.5%		19,482

Utilities
Electric Utilities – 3.2%
CenterPoint Energy, Inc., 2.500%, 9-1-22	4,000	3,939
Edison International, 2.125%, 4-15-20	3,060	3,033
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.), 2.150%, 6-15-19	4,000	3,984
Entergy Mississippi, Inc., 2.850%, 6-1-28	5,875	5,687
Entergy Texas, Inc., 2.550%, 6-1-21	7,225	7,171
MidAmerican Energy Co., 3.700%, 9-15-23	4,500	4,692
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2-8-19	3,600	3,583
2.400%, 4-25-22	7,975	7,929
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	3,940	3,921

		43,939

Multi-Utilities – 0.8%
Dominion Resources, Inc., 6.400%, 6-15-18	11,118	11,347

Total Utilities – 4.0%		55,286

TOTAL CORPORATE DEBT SECURITIES – 69.5%		$953,995
(Cost: $952,470)

MORTGAGE-BACKED SECURITIES	Principal	Value
Commercial Mortgage-Backed Securities – 0.2%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C, 5.097%, 9-15-27(A)	2,500	2,622

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$2,622
(Cost: $2,743)

MUNICIPAL BONDS – TAXABLE	Principal	Value
California – 1.7%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C, 6.500%, 10-1-19	$3,765	3,909
CA Various Purp GO Bonds, 7.700%, 11-1-30	10,050	11,562
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH, 1.796%, 7-1-19	7,615	7,590

		23,061

New York – 0.7%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8-1-26	9,920	9,609

Texas – 0.4%
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D, 6.349%, 2-15-41	4,540	4,942

TOTAL MUNICIPAL BONDS – TAXABLE – 2.8%		$37,612
(Cost: $38,188)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.1%
Federal Home Loan Bank:
2.500%, 4-27-26	9,155	8,852
1.700%, 7-25-31	13,500	13,214
2.000%, 11-25-31	1,000	976
U.S. Department of Transportation, 6.001%, 12-7-21 (A)	5,500	6,255

		29,297

Mortgage-Backed Obligations – 15.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps), 5.045%, 7-25-44 (A)(B)	5,870	5,914
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (5-Year U.S. Treasury index plus 300 bps), 5.341%, 2-25-47 (A)(B)	6,420	6,902
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
4.622%, 6-25-21 (A)(B)	3,115	3,143
5.372%, 9-25-22 (A)(B)	2,228	2,271
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-year U.S. Treasury index), 4.159%, 9-25-44(A)(B)	8,200	8,282
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index), 3.750%, 2-25-45 (A)(B)	8,500	8,595
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.685%, 4-25-20 (A)(B)	4,950	5,225
4.493%, 1-25-46 (A)(B)	5,958	6,235
4.120%, 2-25-46 (A)(B)	390	401
4.424%, 12-25-48 (A)(B)	18,196	18,930
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.668%, 2-25-22 (A)(B)	4,000	4,058
4.948%, 8-25-44 (A)(B)	6,990	7,441
4.341%, 12-25-44 (A)(B)	17,000	17,812
3.870%, 5-25-45 (A)(B)	6,500	6,700
3.501%, 8-25-46 (A)(B)	2,250	2,267
4.752%, 11-25-46 (A)(B)	8,000	8,482
3.681%, 11-25-47 (A)(B)	2,050	2,073

Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4-1-20	165	169
3.000%, 9-1-28	8,269	8,409
3.000%, 5-15-44	2,774	2,790
Federal National Mortgage Association Agency REMIC/CMO, 2.000%, 6-25-39	13,816	13,671
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.503%, 12-1-19	7,258	7,514
4.646%, 7-1-20	6,182	6,411
4.381%, 6-1-21	13,807	14,639
5.500%, 2-1-22	431	445
3.500%, 8-1-26	3,694	3,824
2.000%, 10-25-41	12,748	12,379
2.000%, 12-25-42	1,811	1,805
2.500%, 7-25-45	2,499	2,450
2.500%, 9-25-45	4,019	3,933
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	6,302	6,172
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 3.500%, 4-20-34	5,849	5,936

		205,278

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 17.1%		$234,575
(Cost: $238,201)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.0%
U.S. Treasury Notes:
2.750%, 2-28-18	35,000	35,078
1.375%, 8-31-20	20,000	19,706

		54,784

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.0%		$54,784
(Cost: $55,040)

SHORT-TERM SECURITIES
Commercial Paper(D) – 3.6%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 1.601%, 1-5-18	5,000	4,998
Clorox Co. (The), 1.701%, 1-5-18	10,000	9,997
Comcast Corp., 1.921%, 1-3-18	3,000	2,999
CVS Health Corp., 1.670%, 1-2-18	4,790	4,789
Northern Illinois Gas Co., 1.731%, 1-4-18	5,000	4,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 1.630%, 1-31-18	6,500	6,491
Walgreens Boots Alliance, Inc., 1.631%, 1-4-18	10,000	9,997
Wisconsin Gas LLC, 2.060%, 1-11-18	5,000	4,997

		49,267

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18 (E)	2,218	2,218

Municipal Obligations – 0.5%
NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The)) (BVAL plus 20 bps), 1.550%, 1-7-18 (E)	5,000	5,000
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps), 1.600%, 1-7-18 (E)	2,000	2,000

		7,000

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.490%, 1-7-18 (E)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 4.7%		$63,485
(Cost: $63,491)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,365,835
(Cost: $1,369,421)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		5,572

NET ASSETS – 100.0%		$1,371,407

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $300,443 or 21.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(D)	Rate shown is the yield to maturity at December 31, 2017.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$541	$—	$—
Asset-Backed Securities	—	18,221	—
Corporate Debt Securities	—	953,995	—
Mortgage-Backed Securities	—	2,622	—
Municipal Bonds	—	37,612	—
United States Government Agency Obligations	—	234,575	—
United States Government Obligations	—	54,784	—
Short-Term Securities	—	63,485	—
Total	$541	$1,365,294	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,369,421

Gross unrealized appreciation	5,419
Gross unrealized depreciation	(9,005)

Net unrealized depreciation	$(3,586)

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class N	1,829	$39,968
Ivy European Opportunities Fund, Class N	986	32,604
Ivy Global Growth Fund, Class N	479	22,354
Ivy Global Income Allocation Fund, Class N	2,051	32,311
Ivy International Core Equity Fund, Class N	4,666	95,148

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$222,385
(Cost: $181,254)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18 (A)	$870	870

TOTAL SHORT-TERM SECURITIES – 0.4%		$870
(Cost: $870)

TOTAL INVESTMENT SECURITIES – 100.3%		$223,255
(Cost: $182,124)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(662)

NET ASSETS – 100.0%		$222,593

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$222,385	$—	$—
Short-Term Securities	—	870	—
Total	$222,385	$870	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$182,124

Gross unrealized appreciation	41,131
Gross unrealized depreciation	—

Net unrealized appreciation	$41,131

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 2.7%
Motorcar Parts of America, Inc. (A)	168	$4,208

Home Improvement Retail – 0.5%
Lumber Liquidators Holdings, Inc. (A)	25	797

Leisure Products – 0.7%
Nautilus Group, Inc. (The) (A)	89	1,193

Specialty Stores – 2.2%
Sportsman’s Warehouse Holdings, Inc. (A)	528	3,490

Total Consumer Discretionary – 6.1%		9,688
Consumer Staples
Distillers & Vintners – 2.4%
MGP Ingredients, Inc.	49	3,754

Total Consumer Staples – 2.4%		3,754
Energy
Oil & Gas Equipment & Services – 2.7%
Natural Gas Services Group, Inc. (A)	67	1,765
NCS Multistage Holdings, Inc. (A)	73	1,071
Ranger Energy Services, Inc. (A)	158	1,455

		4,291

Oil & Gas Exploration & Production – 2.7%
Earthstone Energy, Inc. (A)	92	977
Ring Energy, Inc. (A)	236	3,280

		4,257

Total Energy – 5.4%		8,548
Financials
Regional Banks – 1.2%
State Bank Financial Corp.	63	1,871

Total Financials – 1.2%		1,871
Health Care
Biotechnology – 0.9%
Natera, Inc. (A)	150	1,353

Health Care Distributors – 1.9%
PetIQ, Inc. (A)	141	3,068

Health Care Equipment – 11.5%
AxoGen, Inc. (A)	214	6,046
K2M Group Holdings, Inc. (A)	229	4,120
Obalon Therapeutics, Inc. (A)	166	1,098
Oxford Immunotec Global plc (A)	160	2,235
Tactile Systems Technology, Inc. (A)	166	4,802

		18,301

Health Care Services – 1.5%
Teladoc, Inc. (A)	69	2,418

Health Care Supplies – 0.9%
OrthoPediatrics Corp.(A)	70	1,334

Health Care Technology – 4.1%
Evolent Health, Inc., Class A (A)	178	2,193
Tabula Rasa HealthCare, Inc. (A)	152	4,275

		6,468

Pharmaceuticals – 8.6%
Aerie Pharmaceuticals, Inc. (A)	140	8,383
Intersect ENT, Inc. (A)	115	3,723
Revance Therapeutics, Inc. (A)	44	1,580

		13,686

Total Health Care – 29.4%		46,628
Industrials
Aerospace & Defense – 2.8%
Mercury Computer Systems, Inc. (A)	86	4,416

Air Freight & Logistics – 1.2%
Air Transport Services Group, Inc. (A)	84	1,948

Building Products – 4.6%
American Woodmark Corp. (A)	30	3,869
PGT Innovations, Inc. (A)	207	3,486

		7,355

Construction & Engineering – 4.0%
MYR Group, Inc. (A)	177	6,318

Industrial Machinery – 3.0%
Kornit Digital Ltd.(A)	295	4,758

Research & Consulting Services – 0.5%
Willdan Group, Inc. (A)	32	759

Total Industrials – 16.1%		25,554
Information Technology
Application Software – 4.3%
8x8, Inc. (A)	489	6,901

Communications Equipment – 0.9%
Oclaro, Inc. (A)	203	1,371

Internet Software & Services – 15.3%
Bandwidth, Inc., Class A (A)	83	1,919
Chegg, Inc. (A)	53	860
Cornerstone OnDemand, Inc. (A)	111	3,907
Five9, Inc. (A)	125	3,117
GTT Communications, Inc. (A)	114	5,352
Mimecast Ltd.(A)	219	6,280
Q2 Holdings, Inc. (A)	79	2,919

		24,354

IT Consulting & Other Services – 0.6%
ForeScout Technologies, Inc. (A)	28	885

Semiconductor Equipment – 4.2%
Aehr Test Systems(A)	192	521
Ichor Holdings Ltd.(A)	91	2,243
PDF Solutions, Inc. (A)	253	3,971

		6,735

Semiconductors – 2.9%
CEVA, Inc. (A)	31	1,421
NVE Corp.	36	3,105

		4,526

Systems Software – 1.8%
Rapid7, Inc. (A)	50	937
SailPoint Technologies Holdings, Inc. (A)	137	1,986

		2,923

Total Information Technology – 30.0%		47,695
Real Estate
Health Care REITs – 3.0%
Community Healthcare Trust, Inc.	168	4,728

Office REITs – 0.5%
Easterly Government Properties, Inc.	38	804

Total Real Estate – 3.5%		5,532

TOTAL COMMON STOCKS – 94.1%		$149,270
(Cost: $102,778)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 4.2%
McCormick & Co., Inc., 1.771%, 1-4-18	$4,477	4,476
Northern Illinois Gas Co., 1.711%, 1-5-18	2,250	2,249

		6,725

Master Note – 1.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18 (C)	3,016	3,016

TOTAL SHORT-TERM SECURITIES – 6.1%		$9,741
(Cost: $9,742)

TOTAL INVESTMENT SECURITIES – 100.2%		$159,011
(Cost: $112,520)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(362)

NET ASSETS – 100.0%		$158,649

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 –Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$149,270	$—	$—
Short-Term Securities	—	9,741	—
Total	$149,270	$9,741	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$112,520

Gross unrealized appreciation	53,175
Gross unrealized depreciation	(6,684)

Net unrealized appreciation	$46,491

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.8%
Burberry Group plc(A)	1,657	$39,941
lululemon athletica, Inc.(B)	650	51,109

		91,050

Auto Parts & Equipment – 2.3%
BorgWarner, Inc.	1,081	55,229

Homefurnishing Retail – 1.1%
Williams-Sonoma, Inc.	502	25,929

Hotels, Resorts & Cruise Lines – 1.4%
Norwegian Cruise Line Holdings Ltd.(B)	618	32,897

Internet & Direct Marketing Retail – 0.3%
Duluth Holdings, Inc., Class B(B)	442	7,897

Leisure Products – 2.9%
Polaris Industries, Inc.	564	69,964

Restaurants – 3.4%
Chipotle Mexican Grill, Inc., Class A(B)	100	28,826
Dunkin’ Brands Group, Inc.	787	50,737

		79,563

Specialty Stores – 5.2%
Tiffany & Co.	556	57,756
Tractor Supply Co.	877	65,587

		123,343

Total Consumer Discretionary – 20.4%		485,872
Consumer Staples
Food Retail – 1.5%
Sprouts Farmers Market, Inc.(B)	1,485	36,164

Packaged Foods & Meats – 4.3%
Blue Buffalo Pet Products, Inc.(B)	1,067	34,975
Hain Celestial Group, Inc. (The)(B)	769	32,581
Hershey Foods Corp.	227	25,804
Lance, Inc.	171	8,551

		101,911

Total Consumer Staples – 5.8%		138,075
Energy
Oil & Gas Exploration & Production – 2.4%
Cabot Oil & Gas Corp.	1,025	29,321
Cimarex Energy Co.	236	28,744

		58,065

Total Energy – 2.4%		58,065
Financials
Asset Management & Custody Banks – 1.0%
Oaktree Capital Group LLC	526	22,155

Diversified Banks – 1.3%
Northern Trust Corp.	314	31,350

Financial Exchanges & Data – 3.6%
CME Group, Inc.	411	59,988
MarketAxess Holdings, Inc.	130	26,269

		86,257

Regional Banks – 2.8%
First Republic Bank	448	38,821
Signature Bank(B)	201	27,619

		66,440

Total Financials – 8.7%		206,202
Health Care
Biotechnology – 2.6%
ACADIA Pharmaceuticals, Inc.(B)	936	28,169
BioMarin Pharmaceutical, Inc.(B)	393	35,035

		63,204

Health Care Equipment – 6.1%
Abiomed, Inc.(B)	126	23,689
Edwards Lifesciences Corp.(B)	416	46,889
Intuitive Surgical, Inc.(B)	203	74,035

		144,613

Health Care Services – 1.5%
Laboratory Corp. of America Holdings(B)	223	35,533

Health Care Supplies – 1.7%
Align Technology, Inc.(B)	127	28,200
Dentsply Sirona, Inc.	180	11,856

		40,056

Pharmaceuticals – 3.8%
Jazz Pharmaceuticals plc(B)	160	21,538
Zoetis, Inc.	967	69,640

		91,178

Total Health Care – 15.7%		374,584
Industrials
Air Freight & Logistics – 2.3%
Expeditors International of Washington, Inc.	827	53,518

Building Products – 3.9%
A. O. Smith Corp.		559	34,237
Allegion plc		338	26,873
Fortune Brands Home & Security, Inc.		478	32,740

			93,850

Construction Machinery & Heavy Trucks – 2.3%
WABCO Holdings, Inc.(B)		183	26,319
Westinghouse Air Brake Technologies Corp.		341	27,805

			54,124

Industrial Machinery – 1.9%
IDEX Corp.		343	45,237

Railroads – 0.8%
Kansas City Southern		183	19,215

Research & Consulting Services – 1.5%
TransUnion(B)		669	36,769

Trading Companies & Distributors – 3.7%
Fastenal Co.(C)		1,590	86,941

Total Industrials – 16.4%			389,654
Information Technology
Application Software – 2.2%
Guidewire Software, Inc.(B)		469	34,829
Tyler Technologies, Inc.(B)		94	16,667

			51,496

Communications Equipment – 3.0%
Arista Networks, Inc.(B)		145	34,073
Harris Corp.		256	36,277

			70,350

Data Processing & Outsourced Services – 1.2%
Square, Inc., Class A(B)		798	27,663

Electronic Components – 1.5%
Maxim Integrated Products, Inc.		665	34,787

Electronic Manufacturing Services – 2.0%
Trimble Navigation Ltd.(B)		1,202	48,837

Home Entertainment Software – 2.4%
Electronic Arts, Inc.(B)		548	57,524

Internet Software & Services – 8.8%
CoStar Group, Inc.(B)		236	69,966
GrubHub, Inc.(B)		840	60,340
MercadoLibre, Inc.		192	60,310
Pandora Media, Inc.(B)		4,064	19,587

			210,203

Semiconductors – 1.8%
Microchip Technology, Inc.		500	43,941

Systems Software – 3.7%
Red Hat, Inc.(B)		326	39,101
ServiceNow, Inc.(B)		378	49,286

			88,387

Total Information Technology – 26.6%			633,188
Materials
Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Co. (The)		249	26,645

Specialty Chemicals – 1.5%
Axalta Coating Systems Ltd.(B)		1,114	36,044

Total Materials – 2.6%			62,689

TOTAL COMMON STOCKS – 98.6%			$2,348,329
(Cost: $1,622,307)
PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Carter’s, Inc.,
Call $117.50, Expires 1-19-18, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	828	83	198
Kansas City Southern,
Call $120.00, Expires 1-19-18, OTC (Ctrpty: UBS AG)	1,047	105	5

TOTAL PURCHASED OPTIONS – 0.0%			$203
(Cost: $380)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) – 0.8%
Comcast Corp., 1.921%, 1-3-18	$3,000	3,000
CVS Health Corp., 1.731%, 1-9-18	4,000	3,998
Northern Illinois Gas Co., 2.040%, 1-10-18	9,000	8,995
Sonoco Products Co., 1.700%, 1-2-18	3,050	3,049

		19,042

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18(E)	1,642	1,642

Municipal Obligations – 0.2%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps), 1.720%, 1-7-18(E)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 1.1%		$24,684
(Cost: $24,686)

TOTAL INVESTMENT SECURITIES – 99.7%		$2,373,216
(Cost: $1,647,373)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		6,827

NET ASSETS – 100.0%		$2,380,043

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $312 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Rate shown is the yield to maturity at December 31, 2017.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at December 31, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Carter’s, Inc.	Morgan Stanley & Co., Inc.	Put	379	38	January 2018	$102.50	$57	$(3)
Kansas City Southern	UBS AG	Put	1,047	105	January 2018	107.50	225	(412)
							$282	$(415)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$445,931	$39,941	$—
Consumer Staples	138,075	—	—
Energy	58,065	—	—
Financials	206,202	—	—
Health Care	374,584	—	—
Industrials	389,654	—	—
Information Technology	633,188	—	—
Materials	62,689	—	—
Total Common Stocks	$2,308,388	$39,941	$—
Purchased Options	—	203	—
Short-Term Securities	—	24,684	—
Total	$2,308,388	$64,828	$—
Liabilities
Written Options	$—	$415	$—

During the period ended December 31, 2017, securities totaling $37,273 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,647,373

Gross unrealized appreciation	819,391
Gross unrealized depreciation	(93,548)

Net unrealized appreciation	$725,843

SCHEDULE OF INVESTMENTS Ivy Mid Cap Income Opportunities Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.8%
V.F. Corp.	134	$9,882

Consumer Electronics – 2.8%
Garmin Ltd.	165	9,845

Home Furnishings – 2.8%
Leggett & Platt, Inc.	206	9,841

Household Appliances – 2.8%
Snap-on, Inc.	57	9,994

Leisure Products – 2.8%
Polaris Industries, Inc.	80	9,889

Movies & Entertainment – 2.7%
Cinemark Holdings, Inc.	273	9,500

Restaurants – 2.7%
Cracker Barrel Old Country Store, Inc.	59	9,305

Total Consumer Discretionary – 19.4%		68,256
Consumer Staples
Household Products – 2.8%
Clorox Co. (The)	65	9,718

Packaged Foods & Meats – 5.6%
Hershey Foods Corp.	85	9,592
Kellogg Co.	148	10,088

		19,680

Total Consumer Staples – 8.4%		29,398
Energy
Oil & Gas Storage & Transportation – 3.0%
Targa Resources Corp.	216	10,451

Total Energy – 3.0%		10,451
Financials
Insurance Brokers – 2.7%
Arthur J. Gallagher & Co.	151	9,539

Regional Banks – 5.5%
Glacier Bancorp, Inc.	249	9,802
Umpqua Holdings Corp.	458	9,521

		19,323

Reinsurance – 2.8%
Validus Holdings Ltd.	206	9,659

Total Financials – 11.0%		38,521
Health Care
Health Care Facilities – 2.8%
HealthSouth Corp.	199	9,820

Health Care Services – 5.4%
Cardinal Health, Inc.	153	9,352
Quest Diagnostics, Inc.	97	9,596

		18,948

Total Health Care – 8.2%		28,768
Industrials
Air Freight & Logistics – 2.9%
C.H. Robinson Worldwide, Inc.	112	9,982

Diversified Support Services – 2.8%
KAR Auction Services, Inc.	196	9,899

Electrical Components & Equipment – 2.8%
Rockwell Automation, Inc.	51	9,918

Environmental & Facilities Services – 2.9%
Republic Services, Inc., Class A	151	10,179

Office Services & Supplies – 3.0%
HNI Corp.	273	10,538

Total Industrials – 14.4%		50,516
Information Technology
Communications Equipment – 2.8%
Harris Corp.	69	9,798

Data Processing & Outsourced Services – 5.5%
Broadridge Financial Solutions, Inc.	107	9,704
Paychex, Inc.	142	9,694

		19,398

Electronic Components – 2.8%
Maxim Integrated Products, Inc.	184	9,612

Electronic Equipment & Instruments – 2.7%
National Instruments Corp.	230	9,566

Semiconductors – 2.8%
Microchip Technology, Inc.	111	9,771

Total Information Technology – 16.6%		58,145
Materials
Fertilizers & Agricultural Chemicals – 2.9%
Scotts Miracle-Gro Co. (The)	94	10,060

Paper Packaging – 5.4%
Avery Dennison Corp.	83	9,557
Sonoco Products Co.	180	9,553

		19,110

Specialty Chemicals – 2.8%
RPM International, Inc.	186	9,740

Total Materials – 11.1%		38,910
Real Estate
Residential REITs – 2.8%
American Campus Communities, Inc.	238	9,777

Total Real Estate – 2.8%		9,777
Utilities
Electric Utilities – 2.8%
OGE Energy Corp.	296	9,735

Total Utilities – 2.8%		9,735

TOTAL COMMON STOCKS – 97.7%		$342,477
(Cost: $279,599)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.5%
McCormick & Co., Inc.:
1.700%, 1-2-18	$1,821	1,821
1.771%, 1-4-18	3,700	3,699

		5,520

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18(B)	2,174	2,174

TOTAL SHORT-TERM SECURITIES – 2.1%		7,694
(Cost: $7,694)

TOTAL INVESTMENT SECURITIES – 99.8%		$350,171
(Cost: $287,293)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		615

NET ASSETS – 100.0%		$350,786

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$342,477	$—	$—
Short-Term Securities	—	7,694	—
Total	$342,477	$7,694	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$287,293

Gross unrealized appreciation	67,622
Gross unrealized depreciation	(4,744)

Net unrealized appreciation	$62,878

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11-1-33	$2,000	$2,169
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7-1-33	3,000	3,078
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009, 6.000%, 6-1-39	750	796
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A, 5.125%, 1-1-34	750	777
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A, 5.000%, 1-1-35	6,555	7,601

		14,421

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10-1-21	1,735	1,877

Arizona – 1.7%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10-1-26	3,000	3,182
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A, 4.000%, 1-1-38	8,500	9,103
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7-15-25	2,500	2,569
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009, 6.500%, 7-1-39	500	536

		15,390

Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A, 5.000%, 11-1-37	745	885

California – 16.9%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8-1-39	1,000	1,074
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5-1-39	3,000	3,176
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps), 2.810%, 4-1-45 (A)	10,000	10,258
CA (School Facilities) GO Bonds, 5.000%, 11-1-30	3,000	3,487
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B, 5.250%, 6-1-42	2,245	2,495
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9-1-39	3,000	3,208
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11-1-38	2,000	2,194
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2-1-39	4,460	4,655
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10-1-29	1,000	1,118
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A, 5.000%, 6-1-36	1,000	1,115

CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10-1-22	300	328
5.000%, 10-1-33	1,000	1,057
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7-1-40	1,745	1,824
6.350%, 7-1-46	970	1,017
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011, 5.000%, 5-15-21	1,365	1,524
CA Various Purp GO Bonds:
5.250%, 9-1-26	5,000	5,641
5.500%, 4-1-28	5	5
5.250%, 10-1-29	3,000	3,188
5.750%, 4-1-31	5,000	5,258
6.000%, 3-1-33	1,000	1,091
6.500%, 4-1-33	1,000	1,062
5.000%, 4-1-37	5,000	5,703
6.000%, 11-1-39	5,000	5,398
CA Various Purp GO Rfdg Bonds, 5.000%, 2-1-33	10,000	11,390
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10-1-36	750	821
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D, 5.000%, 6-1-34	6,190	7,313
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A, 6.250%, 9-1-24	2,000	2,266
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp., 5.750%, 2-1-30	2,000	2,148
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009, 5.125%, 7-1-25	500	509
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A:
5.000%, 6-1-29	1,500	1,734
5.000%, 6-1-30	1,000	1,155
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6-1-33	3,165	3,716
5.000%, 6-1-34	2,840	3,322
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A, 5.000%, 9-1-34	750	873
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F, 5.000%, 1-1-34	500	525
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A, 5.000%, 6-1-35	1,000	1,176
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A, 5.000%, 10-1-36	4,270	4,888
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8-1-21	250	278
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 5.000%, 11-1-39	3,500	3,949
Palomar Hlth, GO Rfdg Bonds, Ser 2016B, 4.000%, 8-1-37	1,000	1,068
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A: 0.000%, 8-1-31 (B)	3,315	2,192
0.000%, 8-1-32 (B)	5,000	3,161
0.000%, 8-1-33 (B)	5,000	3,026
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11-1-39	3,000	3,282
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5-15-34	3,000	3,154

Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E:
5.250%, 10-1-20	570	626
6.000%, 10-1-25	445	497
6.500%, 10-1-40	1,500	1,697
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9-1-40	1,000	1,109
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC), 5.500%, 10-1-28	500	515
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8-1-35	1,000	1,098
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3-1-21	3,685	4,081
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B, 0.000%, 8-1-37 (B)	1,455	748
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7-1-27	1,500	1,535
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10-1-24	500	564
5.000%, 12-1-24	500	562
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11-1-34	500	543
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10-1-30	1,000	1,073
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A, 5.000%, 9-1-37	2,000	2,303
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5-15-34	3,500	4,028
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A, 5.000%, 11-1-38	500	592
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1-1-29	1,000	1,044
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A, 0.000%, 8-1-31 (B)	150	99
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8-1-41	2,500	2,783

		153,319

Colorado – 2.6%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008, 5.000%, 12-1-25	500	516
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12-1-23	2,565	2,807
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12-1-23	1,010	1,058
7.400%, 12-1-38	1,000	1,053
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5-1-40	2,975	3,273
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008, 5.500%, 11-1-27	1,000	1,032
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010, 5.625%, 12-1-40	3,250	3,475
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12-1-28	3,000	3,121
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012, 5.000%, 12-1-36	300	321

Rgnl Trans Dist of CO, Cert of Part, Ser 2015A, 5.000%, 6-1-35	1,435	1,663
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1-15-30	5,000	5,602

		23,921

Connecticut – 0.4%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D:
5.000%, 6-15-22	370	376
5.750%, 6-15-34	2,500	2,552
CT GO Bonds, Ser 2012D (SIFMA Municipal Swap Index plus 92 bps), 2.630%, 9-15-19 (A)	1,000	1,007

		3,935

District Of Columbia – 1.5%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC), 5.000%, 6-1-19	1,000	1,015
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10-1-39	3,000	3,243
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10-1-41 (B)	7,000	9,213

		13,471

Florida – 6.3%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B, 7.000%, 4-1-39	500	533
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11-1-39	3,000	3,135
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1, 5.000%, 6-1-20	1,000	1,074
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B, 5.000%, 10-1-35	2,000	2,292
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8-15-29	4,155	4,259
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8-15-32	600	665
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10-1-36	3,000	3,189
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10-1-41	2,885	3,158
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10-1-23	2,000	2,170
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7-1-26	3,000	3,072
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10-1-22	5,500	6,343
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 6.000%, 10-1-23	2,500	2,584
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10-1-34	3,500	4,175
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016, 5.000%, 8-1-36	4,125	4,596
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A, 5.000%, 10-1-37	2,005	2,334
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C, 5.000%, 5-15-30	1,000	1,139
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A:
5.750%, 7-1-20	500	511
6.500%, 7-1-35	2,500	2,562

South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4-1-39	1,000	1,051
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8-1-40	4,000	4,417
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016, 4.000%, 9-1-34	1,000	1,065
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10-15-22	2,750	3,102

		57,426

Georgia – 1.3%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1-1-23	2,000	2,234
Atlanta Dev Auth, Edu Fac Rev Bonds (Panther Place LLC Proj), Ser 2009A, 5.000%, 7-1-37	3,495	3,672
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11-1-39	3,000	3,199
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D:
5.750%, 1-1-20	500	511
6.000%, 1-1-23	2,100	2,146

		11,762

Hawaii – 0.3%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7-1-21	1,000	1,107
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A, 5.000%, 7-1-35	1,500	1,735

		2,842

Idaho – 0.4%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9-1-19	750	798
5.750%, 9-1-20	1,000	1,099
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11-1-37	2,000	2,085

		3,982

Illinois – 4.8%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5-1-26	135	134
5.700%, 5-1-36	1,750	1,750
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6-15-27	500	547
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC), 5.250%, 1-1-37	2,500	3,010
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 1-1-34	1,000	1,147
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C, 5.000%, 1-1-34	1,500	1,743
City of Chicago, Second Lien Water Rev Bonds, Ser 2014, 5.000%, 11-1-39	1,500	1,663
City of Chicago, Second Lien Water Rev Bonds, Ser 2000, 5.000%, 11-1-30	500	575
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008, 5.750%, 6-1-28	1,000	1,016
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016, 5.000%, 10-1-41	2,410	2,788
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4-1-39	3,000	3,188
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11-1-30	2,500	2,620
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B:
5.500%, 7-1-19	500	510
5.750%, 7-1-33	2,500	2,554
IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A, 4.000%, 10-1-34	2,000	2,131

IL Metro Pier and Exposition Auth, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1, 0.000%, 6-15-43 (B)	2,000	734
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A, 5.000%, 2-1-32	3,695	4,321
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013, 5.000%, 6-15-26	2,000	2,284
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A, 5.000%, 1-1-35	4,100	4,624
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B, 5.000%, 1-1-37	2,000	2,313
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7-1-24	3,080	3,791

		43,443

Indiana – 0.2%
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C, 5.000%, 1-1-39	1,000	1,171
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM), 5.250%, 1-15-32	500	501

		1,672

Iowa – 1.2%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008:
5.750%, 6-1-31	1,000	1,017
6.000%, 6-1-34	1,000	1,019
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016, 4.000%, 6-15-35	1,510	1,613
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8-1-27	2,500	2,565
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9-1-39	2,145	2,386
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9-1-33	1,750	2,040

		10,640

Kansas – 1.9%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9-1-38	2,500	2,632
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4-1-32	2,550	2,670
Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate), 1.920%, 4-15-32 (A)	4,550	4,191
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012, 5.000%, 9-1-24	1,050	1,140
Unif Govt of Wyandotte Cnty, Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12-1-27	390	391
Wamego, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate), 1.940%, 4-15-32 (A)	6,500	5,987

		17,011

Kentucky – 1.0%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90, 5.750%, 11-1-19	500	517
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6-1-21	500	544
6.375%, 6-1-40	4,500	4,993
6.500%, 3-1-45	2,675	2,976
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A, 5.250%, 7-1-28	500	509

		9,539

Louisiana – 2.5%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1-1-28	1,000	1,091
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6-1-24	500	568
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10-1-44	6,000	6,685
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1-1-33	1,000	1,053
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10-1-20	2,040	2,212
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1-1-40	1,000	1,043
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1-1-23	2,000	2,090
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12-1-25	1,500	1,685
5.000%, 12-1-26	3,500	3,924
5.000%, 12-1-27	1,500	1,678
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM), 5.000%, 12-1-22	1,000	1,087

		23,116

Maine – 0.4%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3, 5.875%, 12-1-39	780	820
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015, 5.000%, 7-1-34	2,255	2,621

		3,441

Maryland – 0.4%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6-1-35	1,750	1,916
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9-1-22	500	527
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7-1-40	1,500	1,530

		3,973

Massachusetts – 0.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7-1-30	2,475	2,651
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1-1-28	510	540
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10-15-40	1,000	1,071
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A, 5.750%, 7-1-39	1,615	1,713

		5,975

Michigan – 2.8%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5-15-26	500	507
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A, 5.000%, 5-1-35	500	583

MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI, 5.000%, 12-1-35	3,000	3,369
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I, 5.000%, 4-15-34	3,000	3,518
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I, 4.000%, 10-15-36	1,000	1,072
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11-15-39	5,000	5,375
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4, 5.000%, 11-15-32	2,000	2,340
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9-1-29	3,950	4,120
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8-1-39	2,000	2,133
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10-15-18	305	313
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I, 6.000%, 10-15-38	2,000	2,069

		25,399

Minnesota – 0.4%
Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008A, 6.750%, 11-15-32	1,000	1,045
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1-1-20	2,500	2,655

		3,700

Mississippi – 0.1%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9-1-36	750	796

Missouri – 2.7%
Belton, MO, Cert of Part, Ser 2008, 5.125%, 3-1-25	1,000	1,006
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12-1-36	175	114
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5-15-39	3,000	3,165
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A, 5.750%, 6-1-39	1,000	1,058
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2-15-31	750	815
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E, 5.000%, 4-1-40	2,000	2,311
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12-1-29	1,550	1,812
5.000%, 12-1-30	1,200	1,398
5.000%, 12-1-31	1,000	1,162
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12-1-36	5,650	6,501
5.000%, 12-1-37	1,000	1,148
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A, 5.000%, 12-1-40	1,000	1,152
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3-1-28	340	342
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9-1-32	1,120	1,221
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM), 0.000%, 7-15-36 (B)	2,350	1,200

The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4-1-29	200	203

		24,608

Nebraska – 0.4%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Group), Ser 2010, 5.625%, 1-1-40	1,000	1,057
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A, 5.000%, 2-1-33	1,000	1,169
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A, 5.000%, 2-1-41	1,000	1,171

		3,397

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6-15-30	3,500	3,817
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.500%, 12-1-18	290	303
8.000%, 12-1-25	1,715	1,815

		5,935

New Hampshire – 0.6%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10-1-39	1,635	1,761
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7-1-41	1,150	1,264
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4-1-38	2,485	2,704

		5,729

New Jersey – 3.3%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10-1-21	2,500	2,795
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6-1-31	3,750	4,062
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9-1-24	3,045	3,291
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12-1-32	1,000	1,082
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12-1-19	1,885	1,983
5.500%, 12-1-21	1,145	1,275
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7-1-37	500	565
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7-1-38	2,000	2,117
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12-15-40 (B)	10,000	3,675
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12-15-22	3,500	3,916
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12-15-22	1,500	1,710
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12-1-21	2,935	3,336

		29,807

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7-1-30	815	824

New York – 11.6%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015, 5.250%, 7-1-35	750	858
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt), 5.000%, 2-15-38	5,000	5,817
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM), 5.000%, 9-1-39	1,500	1,701
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11-15-36	2,625	3,040
Metro Trans Auth, Trans Rev Bonds, Ser 2015A-2 (SIFMA Municipal Swap Index plus 58 bps), 2.290%, 11-15-39 (A)	6,000	6,007
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11-15-41	2,105	2,447
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1, 5.000%, 11-15-35	2,500	2,940
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015, 5.000%, 11-15-34	6,000	7,009
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate), 2.841%, 7-1-29 (A)	8,825	8,139
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowk Power Corp. Proj), Ser 1985A (Insured by AMBAC) (Auction rate), 4.131%, 12-1-23 (A)	5,730	5,730
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp. Proj), Ser 2004A (Insured by Capital Assurance, Inc.) (Auction rate), 3.919%, 7-1-29 (A)	5,110	5,110
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC) (Auction rate), 1.879%, 5-1-34 (A)	10,000	9,609
NYC GO Bonds, Fiscal 2014 Ser G, 5.000%, 8-1-30	1,000	1,155
NYC GO Bonds, Ser 2014D-1, 5.000%, 8-1-30	2,000	2,312
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K, 4.950%, 11-1-39	2,415	2,475
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (B)	3,175	2,630
0.000%, 3-1-26 (B)	3,185	2,557
0.000%, 3-1-27 (B)	3,000	2,325
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6-15-37	10,000	11,712
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1, 5.000%, 7-15-37	1,000	1,168
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5-1-29	3,000	3,441
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11-1-30	4,990	5,056
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12-15-31	10,000	11,730

		104,968

North Carolina – 0.5%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C:
6.000%, 1-1-19	70	72
6.750%, 1-1-24	1,000	1,052
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1-1-37 (B)	3,500	1,804
5.750%, 1-1-39	1,000	1,042
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6-1-34	500	531

		4,501

Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12-1-33	1,000	1,110
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E, 5.625%, 10-1-19	2,000	2,068
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12-1-30	5,000	5,544
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11-15-40	1,000	1,087
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1-1-33	2,000	2,000
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC), 6.200%, 9-1-33	290	292
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C, 6.000%, 11-15-27	340	341

		12,442

Oklahoma – 0.2%
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC), 5.000%, 6-1-18	905	918
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1-1-28	1,000	1,000

		1,918

Oregon – 0.9%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A, 5.500%, 7-15-35	250	265
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5.000%, 7-1-33	5,000	5,849
5.000%, 7-1-34	1,000	1,167
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7-1-22	1,000	1,077

		8,358

Pennsylvania – 6.2%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7-1-39	1,000	1,081
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6-1-29	2,000	2,125
6.000%, 6-1-36	3,350	3,556
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7-1-39	4,000	4,257
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8-1-35	750	831
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10-1-26	3,000	3,251
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6-1-33 (B)	4,000	5,096
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12-1-41	3,000	3,216
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2, 5.750%, 12-1-28	10,000	11,124
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016, 5.000%, 6-1-38	1,000	1,132
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12-15-31	3,000	3,323
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6-15-22	5,000	5,383
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12-15-24	11,195	11,594

		55,969

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 5.000%, 7-1-28	1,000	1,005

Rhode Island – 0.3%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5-15-30	1,590	1,692
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12-1-18	865	868

		2,560

South Carolina – 0.5%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4-1-42	4,015	4,432

Tennessee – 0.9%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7-1-25	750	817
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7-1-19	2,220	2,345
5.750%, 7-1-20	1,330	1,454
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7-1-38	2,500	2,742
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C, 5.250%, 6-1-18	500	508

		7,866

Texas – 10.6%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC):
5.000%, 8-15-18	300	306
5.500%, 8-15-27	2,000	2,010
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014, 5.000%, 11-15-39	1,000	1,132
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7-1-45	3,250	3,596
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008, 5.250%, 3-15-19	355	358
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4-1-45	1,000	1,083
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3-1-24	3,000	3,271
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8-15-41	500	569
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12-1-34	3,000	3,110
Dallas Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2-15-34	2,500	2,514
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8-15-38	2,500	2,571
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12-1-27	2,500	2,621
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11-15-26	2,500	2,574
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.500%, 5-15-31	1,000	1,152

Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7-1-32	500	555
Howard Cnty, TX, GO Bonds, Ser 2008, 4.650%, 2-15-24	505	507
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
5.750%, 5-15-23	500	508
6.250%, 5-15-28	2,500	2,544
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016, 4.000%, 12-15-35	3,090	3,359
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1-1-30 (B)	26,000	18,364
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A, 6.000%, 1-1-25	500	500
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A, 6.500%, 8-15-39	1,000	1,078
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008, 5.500%, 2-15-20	500	502
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2-1-26	1,825	1,831
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12-31-39	2,500	2,737
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-33	3,000	3,400
7.000%, 6-30-40	5,000	5,592
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2-15-40	2,500	2,725
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC), 4.000%, 5-1-33	500	531
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5-1-26	3,740	4,153
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC), 0.000%, 8-15-26 (B)	24,500	19,706
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B, 5.000%, 8-15-37	1,000	1,153

		96,612

Utah – 0.1%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017, 5.000%, 4-15-37	1,000	1,143

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 6.750%, 10-1-37	900	493

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7-1-29	3,000	3,177
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7-1-27	1,605	1,678
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B, 5.250%, 8-1-22	250	255

		5,110

Washington – 1.3%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 3-1-35	2,000	2,312
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7-1-39	1,000	1,077
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D, 5.000%, 10-1-38	5,000	5,655
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3-1-29	2,500	2,660

		11,704

West Virginia – 0.1%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C, 5.500%, 6-1-39	500	527

Wisconsin – 1.3%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B, 5.000%, 12-1-19	1,000	1,059
WI Gen Fund Annual Appropriation Bonds, Ser 2009A, 5.750%, 5-1-33	1,000	1,055
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A, 4.000%, 11-15-33	1,000	1,067
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4-15-39	1,500	1,608
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016, 5.000%, 12-1-41	4,000	4,640
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2-15-39	2,500	2,642

		12,071

Wyoming – 0.2%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A:
5.250%, 1-1-23	500	500
5.500%, 1-1-28	1,000	1,000

		1,500

TOTAL MUNICIPAL BONDS – 94.3%		$855,415
(Cost: $781,714)

SHORT-TERM SECURITIES
Commercial Paper (C) – 0.7%
Hewlett Packard Enterprise Corp.:
1.542%, 1-3-18	4,000	3,999
1.502%, 1-4-18	2,000	2,000

		5,999

Master Note–0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18(D)	1,858	1,858

Municipal Obligations–4.1%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 1.740%, 1-7-18 (D)	2,450	2,450
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.) (BVAL plus 10 bps), 1.700%, 1-7-18 (D)	9,500	9,500
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps), 2.000%, 1-1-18 (D)	900	900
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps), 1.750%, 1-7-18 (D)	7,345	7,345
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps), 1.630%, 1-7-18 (D)	7,000	7,000
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps), 1.770%, 1-7-18 (D)	5,000	5,000
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 1.750%, 1-1-18 (D)	3,115	3,115
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps), 1.700%, 1-7-18 (D)	2,200	2,200

		37,510

TOTAL SHORT-TERM SECURITIES – 5.0%		$45,367
(Cost: $45,367)

TOTAL INVESTMENT SECURITIES – 99.3%		$900,782
(Cost: $827,081)

CASH AND OTHER ASSETS, NET OF LIABILITIES (E) – 0.7%		6,705

NET ASSETS – 100.0%		$907,487

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

(C)	Rate shown is the yield to maturity at December 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Cash of $428 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	144	3-20-18	14,400	$(22,032)	$25

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$855,415	$—
Short-Term Securities	—	45,367	—
Total	$—	$900,782	$—
Futures Contracts	$25	$—	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corporation

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CR = Custodial Receipts

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

SIFMA = Securities Industry and Financial Markets Association

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$827,081

Gross unrealized appreciation	74,537
Gross unrealized depreciation	(836)

Net unrealized appreciation	$73,701

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Education Services -0.3%
1155 Island Avenue LLC (A)(H)	6,578	$1,841

TOTAL COMMON STOCKS – 0.3%		$1,841
(Cost: $1,074)

CORPORATE DEBT SECURITIES	Principal
Education – 0.3%
1155 Island Avenue LLC, 10.000%, 12-11-24 (A)	$311	311
1155 Island Avenue LLC (10.000% Cash or 12.500% PIK), 10.000%, 12-11-24 (A)(B)	2,960	2,960

		3,271

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$3,271
(Cost: $2,932)

MUNICIPAL BONDS
Alabama – 2.8%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6-1-21	1,000	1,104
DC Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A, 0.000%, 6-15-46 (C)	26,000	3,785
Fairfield, AL, GO Warrants, Ser 2012, 6.000%, 6-1-37	8,485	8,759
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D, 6.500%, 10-1-53	7,500	8,977

		22,625

Alaska – 0.8%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6-1-46	7,000	6,803

American Samoa – 0.6%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A, 6 .625%, 9-1-35	5,000	5,021

Arizona – 1.5%
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch – Pima Proj), Tax-Exempt Ser 2014A, 7.000%, 12-15-43	1,500	1,666
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12-1-27	2,390	2,596
6.250%, 12-1-42	2,150	2,305
6.250%, 12-1-46	1,000	1,070
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3-1-42	3,500	4,158

		11,795

California – 9.8%
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A, 5.000%, 7-1-41	1,750	1,810
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B, 8.000%, 10-1-22	265	290
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B, 6.000%, 9-1-30	2,040	2,138
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10-1-42	1,200	1,250
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015, 7.000%, 6-1-45	4,000	3,269
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11-1-33	1,400	1,590
5.875%, 11-1-43	1,890	2,141
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.000%, 12-1-46	3,000	3,284
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11-15-24	2,490	2,689
7.000%, 11-15-29	2,000	2,179
7.250%, 11-15-41	6,000	6,554
CA Various Purp GO Bonds, 6.000%, 4-1-35	500	528
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013, 5.125%, 9-15-42	2,760	2,976
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	1,500	1,511

Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1:
5.000%, 6-1-33	2,245	2,245
5.125%, 6-1-47	7,000	7,000
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 4.000%, 11-1-39	5,700	5,815
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.000%, 11-1-41	3,000	3,242
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds, 8.000%, 8-1-38	100	101
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12-1-26	1,400	1,686
8.000%, 12-1-31	9,400	10,861
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows) Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	8,000	8,966
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6-1-37	7,500	7,517

		79,642

Colorado – 3.9%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10-1-40	5,670	5,752
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10-1-40	5,000	5,361
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12-1-38	85	90
CO Edu and Cultural Fac Auth, Charter Sch Rev Dev and Rfdg Bonds (Windsor Charter Academy Proj), Ser 2016:
3.875%, 9-1-26	570	568
5.000%, 9-1-36	1,000	1,015
5.000%, 9-1-46	1,390	1,404
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014, 5.750%, 1-1-44	3,250	3,642
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6-1-32 (D)	2,610	1,843
7.125%, 6-1-47 (D)	3,000	2,117

CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11-15-40	1,250	1,406
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax GO Rfdg and Impvt Bonds, Ser 2016A, 5.000%, 12-1-45	1,250	1,277
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax Subordinate GO Bonds, Ser 2016B, 7.250%, 12-15-45	500	500
Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015, 5.375%, 12-1-45	1,700	1,720
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1-15-30	3,000	3,361
Sierra Ridge Metro Dist No. 2, Ltd. Tax GO Bonds, Ser 2016A, 5.500%, 12-1-46	1,500	1,550

		31,606

Connecticut – 0.4%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A, 5.000%, 9-1-46	1,000	1,039
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4-1-39	2,000	2,270

		3,309

District Of Columbia – 0.2%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 0.000%, 10-1-44 (C)	1,000	1,271

Florida – 4.8%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11-1-29	875	915
6.750%, 11-1-39	2,060	2,153
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A, 8.250%, 1-1-49 (D)	3,000	2,481

Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A, 5.750%, 1-1-50(D)	645	587
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B, 7.000%, 1-1-35(D)	555	526
FL Dev Fin
Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9-15-40	4,000	4,208
6.125%, 6-15-43	5,500	5,820
FL Dev Fin
Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A:
6.000%, 6-15-34	110	118
6.125%, 6-15-44	5,300	5,609
FL Dev Fin
Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A, 6.000%, 6-15-35	2,000	2,145
Lee Cnty Indl
Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10-1-47	6,000	6,683
Miami-Dade
Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A, 6.000%, 9-15-45	3,250	3,359
Mid-Bay Bridge
Auth, 1st Sr Lien Rev Bonds, Ser 2015A, 5.000%, 10-1-40	2,000	2,239
Osceola Cnty,
Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A, 5.375%, 10-1-47	2,000	2,178

		39,021

Georgia - 1.5%
Cobb Cnty, GA,
Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7-1-36	1,250	1,205
6.000%, 7-1-51	2,000	1,862
Greene Cnty
Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A, 7.250%, 1-1-46	9,000	9,148

		12,215

Guam - 0.6%
Cert of Part (JFK
High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12-1-30	1,400	1,471
6.875%, 12-1-40	3,500	3,685

		5,156

Hawaii - 0.8%
Dept of Budget
and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A, 9.000%, 11-15-44	4,200	4,757
Kaua’I Cmnty
Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5-15-42	2,000	2,044

		6,801

Idaho - 0.2%
ID Hsng and Fin
Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7-1-40	1,000	1,037
6.250%, 7-1-45	550	569

		1,606

Illinois - 11.9%
Belleville, IL, Tax
Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5-1-36	4,160	4,160
Cert of Part,
Metra Market of Chicago LLC Redev Proj, Ser A, 6.870%, 2-15-24	1,000	1,001
Chicago Midway
Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B, 5.000%, 1-1-35	3,000	3,359
Chicago Multi-
Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12-1-43	6,000	5,377
Chicago O’Hare
Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D, 5.000%, 1-1-46	2,000	2,270
Chicago O’Hare
Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A:
5.750%, 1-1-39	1,000	1,118
Cook Cnty, IL,
Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.750%, 10-15-40	2,000	2,163
IL Fin Auth, Rev
and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4-1-44	5,000	5,309
IL Fin Auth, Rev
Bonds (Admiral at the Lake Proj), Ser 2010A, 8.000%, 5-15-40	13,000	14,869
IL Fin Auth, Rev
Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.625%, 5-15-42	5,300	5,613
IL Fin Auth, Rev
Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.750%, 10-15-40	6,500	7,030

IL GO Bonds, Ser 2017D, 5.000%, 11-1-26	5,000	5,493
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3-1-32	500	511
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3-1-32	1,500	1,527
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A, 7.000%, 7-1-41	6,000	6,131
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12-1-22	1,210	1,270
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1-15-22	165	165
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3-1-23	3,365	3,391
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11-15-40	1,100	1,143
7.375%, 11-15-45	1,500	1,561
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012, 6.500%, 12-1-32	4,825	4,910
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
5.750%, 12-1-35	2,705	2,820
5.625%, 12-1-41	3,365	3,298
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012, 5.625%, 12-1-31	1,505	1,507
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10-1-36	9,605	10,273

		96,269

Indiana – 3.8%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11-15-27	1,575	1,750
7.000%, 11-15-32	2,000	2,192
7.125%, 11-15-42	7,500	8,160
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6-1-39	4,000	4,066
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7-15-27	3,170	3,361

Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8-1-39	5,000	5,045
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2-1-30	1,880	2,083
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006, 5.350%, 1-15-27	2,725	2,729
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016, 4.000%, 1-15-32	1,600	1,527

		30,913

Kansas – 1.7%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
6.250%, 9-1-24	1,145	1,185
7.000%, 9-1-38	500	526
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009 (Bloomberg Fair Value Yield Index for the Qualified “A” Rated Municipal Index 5-Year Maturity plus 290 bps), 4.480%, 9-1-30 (E)	1,000	1,047
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A, 5.750%, 9-1-32	4,000	4,067
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8-1-37	4,000	4,191
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016, 5.000%, 12-1-34	3,000	3,049

		14,065

Kentucky – 0.8%
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A, 5.750%, 7-1-49	4,000	4,485
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010, 6.375%, 8-1-40	2,000	2,134

		6,619

Louisiana – 0.7%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A, 5.625%, 6-1-45	5,000	5,169
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj – Phase IIA), Ser 2014A, 8.375%, 7-1-39 (D)	9,379	94
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7-1-39 (D)	4,306	43

		5,306

Maryland – 0.1%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6-1-35	500	547

Michigan – 2.3%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC), 5.250%, 4-1-23	220	220
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011, 6.500%, 12-1-20	3,090	3,185
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015, 5.250%, 11-15-35	3,000	3,168
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10-1-31	1,000	260
7.450%, 10-1-41	2,000	520
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A, 6.125%, 9-1-40	4,535	4,611
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A, 5.875%, 12-1-30	1,720	1,684

MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008C, 0.000%, 6-1-58 (C)	50,000	1,450
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A, 5.125%, 6-1-22	3,635	3,634

		18,732

Minnesota – 0.5%
Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008B, 6.500%, 11-15-38	3,675	3,839

Missouri – 2.0%
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012, 6.375%, 12-1-29	665	670
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12-1-36	200	130
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10-1-21	250	245
5.400%, 10-1-26	385	366
5.500%, 10-1-31	425	391
5.550%, 10-1-36	325	292
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11-1-23	865	818
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4-1-55 (C)	988	128
5.750%, 4-1-55	621	588
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011, 7.250%, 4-1-30	5,000	5,349
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010, 5.400%, 5-1-35	590	592
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7-15-36(C)	750	383
0.000%, 7-15-37(C)	1,500	734

Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A, 8.000%, 4-1-33 (D)	3,950	1,580
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3-1-29 (D)	1,000	640
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4-1-29	200	203
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8-15-32	2,915	2,916

		16,025

Nebraska – 0.7%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9-1-37	2,000	2,246
5.000%, 9-1-42	3,000	3,346

		5,592

Nevada – 0.0%
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12-1-38	265	280

New Hampshire – 0.3%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7-1-41	2,300	2,529

New Jersey – 2.9%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6-15-26	1,000	1,092
5.000%, 6-15-28	1,000	1,079
5.000%, 6-15-29	500	539
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A, 5.000%, 7-1-46	2,355	2,674
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A, 5.000%, 6-1-41	13,750	13,398
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds, 4.750%, 6-1-34	5,000	4,905

		23,687

New Mexico – 0.4%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A, 5.500%, 7-1-42	2,750	3,009

New York – 7.3%
Brooklyn Arena Local Dev Corp., PILOT Rev Rfdg Bonds (Barclays Ctr), Ser 2016A (Insured by AGM), 5.000%, 7-15-42	2,000	2,269
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015, 5.500%, 9-1-45	2,400	2,618
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM):
5.000%, 10-1-22	1,000	1,090
Glen Cove Local Econ Assistance Corp., Convertible Cap Apprec Rev Bonds (Garvies Point Pub Impvt Proj), Ser 2016C, 0.000%, 1-1-55 (C)	5,000	4,173
MTA Hudson Rail Yards Trust Oblig, Ser 2016A, 5.000%, 11-15-56	5,000	5,643
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2, 6.500%, 1-1-32	5,269	5,407
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1-1-49	9,000	9,144
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1-1-49	2,179	2,223
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 7-1-20	1,380	1,404
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1-1-49	7,885	1,340
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds, 5.125%, 6-1-46	7,000	7,000

NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014, 5.000%, 11-15-44	5,000	5,448
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1-1-46	11,500	11,755

		59,514

North Carolina – 0.2%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A, 6.000%, 1-1-39	1,520	1,606

Ohio – 1.7%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B, 7.000%, 5-15-40	2,470	2,763
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013, 5.000%, 2-15-48	5,000	5,341
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12-1-33	500	555
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012, 6.000%, 12-1-42	3,750	4,169
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B, 5.500%, 5-15-28	735	737

		13,565

Oklahoma – 1.1%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11-15-25	1,700	1,700
6.000%, 11-15-38	7,495	7,355

		9,055

Oregon – 0.6%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012, 6.000%, 5-15-42	1,900	2,080
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9-1-30	885	970
6.375%, 9-1-40	1,750	1,958

		5,008

Pennsylvania – 6.9%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010, 6.125%, 1-1-45	5,000	5,260
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8-15-40	8,175	7,498
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010, 6.000%, 7-1-43	2,530	2,800
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010, 6.000%, 7-1-21	1,000	1,085
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 6.375%, 12-1-38	13,000	16,622
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010, 6.375%, 11-15-40	1,000	1,043
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12-15-36	6,000	6,522
7.625%, 12-15-41	6,925	8,035
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12-15-41	3,500	3,939
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser, 5.250%, 8-1-40	755	809
Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016, 5.000%, 6-1-46	2,265	2,315

The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992, 7.300%, 7-1-12 (D)	70	13

		55,941

South Carolina – 0.2%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C, 5.750%, 1-1-34	1,550	1,737

Tennessee – 0.3%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A, 5.000%, 7-1-40	2,000	2,346

Texas – 15.4%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A, 4.375%, 8-15-36	640	641
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4-1-45	3,150	3,411
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3-1-33	500	545
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1-1-36 (C)	500	243
0.000%, 1-1-40 (C)	500	203
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A, 5.000%, 1-1-45	4,000	4,519
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1-1-33	6,000	6,667
5.000%, 1-1-42	3,000	3,290
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11-1-45	8,000	8,538
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4-1-53	5,000	5,711
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9-1-29	120	133
9.000%, 9-1-38	1,245	1,392

Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8-15-28	500	543
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2-15-33	2,000	2,006
6.000%, 2-15-38	250	251
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.875%, 5-15-41	3,800	4,426
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7-1-25	1,000	1,104
5.000%, 7-1-26	2,680	2,960
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8-15-38	2,395	2,514
La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A, 6.375%, 8-15-44	2,000	2,148
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 6.875%, 12-1-24	2,540	2,555
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A, 5.000%, 8-15-46	4,000	4,009
New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016:
5.000%, 7-1-36	1,250	1,296
5.000%, 7-1-46	2,000	2,043
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C, 0.000%, 9-1-43 (C)	5,000	5,543
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8-15-29	350	376
6.500%, 8-15-39	200	215
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7-1-38 (D)	12,870	2,793
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016, 5.000%, 5-15-45	4,000	4,206
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.625%, 11-15-41	2,500	1,986
4.875%, 11-15-48	5,000	3,923

TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12-15-32	3,000	3,343
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-32	2,000	2,272
7.500%, 6-30-33	2,700	3,060
7.000%, 6-30-40	8,000	8,946
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12-31-39	8,000	8,759
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2-15-40	2,000	2,221
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8-15-41	10,000	11,056
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011, 8.000%, 8-15-34	5,000	5,642

		125,489

Utah – 0.7%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010, 6.250%, 7-15-30	1,015	1,095
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B, 7.000%, 7-15-45	2,100	2,261
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010, 6.375%, 7-15-40	2,160	2,242

		5,598

Virgin Islands – 0.4%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 6.750%, 10-1-37	6,135	3,359

Virginia – 1.6%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A, 2.000%, 10-1-48	983	74
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7-1-38	450	478

Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7-1-19	240	253
7.500%, 7-1-29	25	26
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A, 6.875%, 3-1-36	4,300	4,699
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012, 6.000%, 1-1-37	6,650	7,573

		13,103

Washington – 1.4%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12-1-21	1,340	1,358
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7-1-24	795	845
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A, 7.500%, 1-1-49	8,000	9,414

		11,617

West Virginia – 0.5%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10-1-37	4,000	4,049

Wisconsin – 2.9%
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A, 5.000%, 6-15-46	6,000	5,719
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016, 5.250%, 12-1-39	4,000	3,805
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7-1-42	4,000	4,285

WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A, 6.125%, 6-1-35	1,220	1,347
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A, 5.125%, 2-1-46	4,000	4,012
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6-15-45	4,000	4,036

		23,204

TOTAL MUNICIPAL BONDS – 97.2%		$789,474
(Cost: $765,070)

SHORT-TERM SECURITIES
Commercial Paper (F) – 0.8%
Hewlett Packard Enterprise Corp., 1.502%, 1-4-18	5,000	4,999
Walgreens Boots Alliance, Inc., 1.631%, 1-4-18	1,500	1,499

		6,498

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18 (G)	204	204

Municipal Obligations – 0.1%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 1.740%, 1-7-18 (G)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 0.9%		$7,702
(Cost: $7,703)

TOTAL INVESTMENT SECURITIES – 98.7%		$802,288
(Cost: $776,779)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		10,330

NET ASSETS – 100.0%		$812,618

Notes to Schedule of Investments

(A)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(C)	Zero coupon bond.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the yield to maturity at December 31, 2017.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Securities whose value has been determined using significant unobservable inputs.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$1,841
Corporate Debt Securities	—	3,271	—
Municipal Bonds	—	789,474	—
Short-Term Securities	—	7,702	—
Total	$—	$800,447	$1,841

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

SIFMA = Securities Industrial and Financial Markets Association

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$776,779

Gross unrealized appreciation	62,296
Gross unrealized depreciation	(36,787)

Net unrealized appreciation	$25,509

SCHEDULE OF INVESTMENTS Ivy Natural Resources Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 0.8%
Seven Generations Energy Ltd., Class A (A)	344	$4,870

Industrials – 2.0%
Canadian Pacific Railway Ltd.	66	12,090

Materials – 5.3%
Potash Corp. of Saskatchewan, Inc.	990	20,442
West Fraser Timber Co. Ltd.	184	11,355

		31,797

Total Canada – 8.1%		$48,757

Hong Kong
Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	30,000	—	*

Total Hong Kong – 0.0%		$—

Netherlands
Energy – 2.1%
Core Laboratories N.V.	117	12,795

Total Netherlands – 2.1%		$12,795

United Kingdom
Materials – 13.1%
BHP Billiton plc	1,098	22,199
Croda International plc	109	6,483
Mondi plc	504	13,088
Randgold Resources Ltd. ADR	158	15,576
Rio Tinto plc	428	22,470

		79,816

Total United Kingdom – 13.1%		$79,816

United States
Consumer Staples – 2.3%
Ingredion, Inc.	101	14,134

Energy – 51.1%
Cabot Oil & Gas Corp.	674	19,269
Chevron Corp.	121	15,198
Cimarex Energy Co.	139	16,935
Concho Resources, Inc. (A)	122	18,349
Diamondback Energy, Inc. (A)	140	17,669
Enterprise Products Partners L.P.	314	8,316
EOG Resources, Inc.	189	20,438
EQT Midstream Partners L.P.	110	8,026
Halliburton Co. (C)	842	41,129
Magellan Midstream Partners L.P.	217	15,359
MPLX L.P.	213	7,544
Noble Energy, Inc.	334	9,731
Parsley Energy, Inc., Class A (A)	548	16,130
Patterson-UTI Energy, Inc.	198	4,563
Phillips 66	207	20,963
Pioneer Natural Resources Co.	44	7,597
RPC, Inc.	635	16,217
RSP Permian, Inc. (A)	396	16,128
Schlumberger Ltd.	235	15,855
WPX Energy, Inc. (A)	1,077	15,151

		310,567

Industrials – 2.8%
Union Pacific Corp.	126	16,829

Materials – 19.6%
Air Products and Chemicals, Inc.	126	20,600
Crown Holdings, Inc.(A)	196	11,047
Dow Chemical Co. (The)	289	20,579
Ecolab, Inc.	113	15,176
International Flavors & Fragrances, Inc.	32	4,838
Packaging Corp. of America	126	15,171
PPG Industries, Inc.	127	14,859
Scotts Miracle-Gro Co. (The)	47	5,039
Sealed Air Corp.	247	12,160

		119,469

Total United States – 75.8%		$460,999

TOTAL COMMON STOCKS – 99.1%		$602,367
(Cost: $522,424)

PREFERRED STOCKS
United States
Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)(D)	3,500	—	*

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal
Commercial Paper(E) – 0.7%
Mondelez International, Inc. 1.920%, 1-18-18	$4,000	3,996

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.740%, 1-5-18(F)	4,562	4,562

Municipal Obligations – 0.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps) 1.650%, 1-7-18(F)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 1.8%		$10,558
(Cost: $10,558)

TOTAL INVESTMENT SECURITIES –100.9%		$612,925
(Cost: $543,832)

LIABILITIES, NET OF CASH AND OTHER ASSETS –(0.9)%		(5,242)

NET ASSETS – 100.0%		$607,683

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $384 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(D)	Restricted security. At December 31, 2017, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	3,500	$10,850	$—

The total value of this security represented 0.0% of net assets at December 31, 2017.

(E)	Rate shown is the yield to maturity at December 31, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	46,954	U.S. Dollar	62,472	1-5-18	UBS AG	$—	$926
Canadian Dollar	21,487	U.S. Dollar	17,116	1-5-18	UBS AG	20	—
						$20	$926

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$14,134	$—	$—
Energy	328,232	—	—
Industrials	28,919	—	—
Materials	166,842	64,240	—	*
Total Common Stocks	$538,127	$64,240	$—	*
Preferred Stocks	—	—	—	*
Short-Term Securities	—	10,558	—
Total	$538,127	$74,798	$—
Forward Foreign Currency Contracts	$—	$20	$—
Liabilities
Forward Foreign Currency Contracts	$—	$926	$—

During the period ended December 31, 2017, securities totaling $49,637 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$543,832

Gross unrealized appreciation	128,305
Gross unrealized depreciation	(59,212)

Net unrealized appreciation	$69,093

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Internet & Direct Marketing Retail – 2.2%
Amazon.com, Inc. (A)	22	$25,260
Netflix, Inc. (A)	337	64,748

		90,008

Total Consumer Discretionary – 2.2%		90,008
Health Care
Biotechnology – 9.4%
BioMarin Pharmaceutical, Inc. (A)	415	37,014
Evogene Ltd. (A)(B)	1,465	4,497
Gilead Sciences, Inc.	455	32,589
Ionis Pharmaceuticals, Inc. (A)	2,215	111,410
Vertex Pharmaceuticals, Inc. (A)	1,344	201,337

		386,847

Health Care Technology – 3.5%
Cerner Corp.(A)	2,141	144,296

Total Health Care – 12.9%		531,143
Industrials
Air Freight & Logistics – 0.7%
Best, Inc. ADR(A)	3,454	31,021

Total Industrials – 0.7%		31,021
Information Technology
Application Software – 8.3%
ACI Worldwide, Inc. (A)(B)	7,275	164,916
Aspen Technology, Inc. (A)	2,325	153,909
Globant S.A. (A)	459	21,333

		340,158

Data Processing & Outsourced Services – 10.5%
Alliance Data Systems Corp.	357	90,416
Euronet Worldwide, Inc. (A)	1,895	159,702
WNS (Holdings) Ltd. ADR (A)(B)	4,526	181,634

		431,752

Electronic Components – 5.1%
Universal Display Corp.	1,209	208,777

Internet Software & Services – 14.5%
Alibaba Group Holding Ltd. ADR (A)	999	172,292
Alphabet, Inc., Class A (A)	99	104,287
Alphabet, Inc., Class C (A)	127	132,519
Facebook, Inc., Class A (A)	1,072	189,136

		598,234

IT Consulting & Other Services – 1.7%
CSRA, Inc.	1,561	46,701
Switch, Inc., Class A	1,369	24,908

		71,609

Semiconductor Equipment – 2.1%
ASML Holding N.V., NY Registry Shares	502	87,275

Semiconductors – 21.0%
Cypress Semiconductor Corp.	8,956	136,490
Marvell Technology Group Ltd.	3,901	83,744
Microchip Technology, Inc.	533	46,822
Micron Technology, Inc. (A)	6,694	275,274
Microsemi Corp. (A)	3,724	192,343
Rambus, Inc. (A)(B)	5,497	78,169
Semtech Corp. (A)	1,532	52,382

		865,224

Systems Software – 6.6%
Microsoft Corp.	3,159	270,221

Technology Hardware, Storage & Peripherals – 8.4%
Apple, Inc.	1,378	233,131
Hewlett-Packard Co.	5,389	113,225

		346,356

Total Information Technology – 78.2%		3,219,606
Materials
Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	2,608	2,869

Total Materials – 0.1%		2,869
Real Estate
Specialized REITs – 1.6%
QTS Realty Trust, Inc., Class A	1,219	66,043

Total Real Estate – 1.6%		66,043
Telecommunication Services
Alternative Carriers – 2.0%
Zayo Group Holdings, Inc.(A)	2,308	84,945

Total Telecommunication Services – 2.0%		84,945
Utilities
Renewable Electricity – 0.9%
Atlantica Yield plc	1,792	38,007

Total Utilities – 0.9%		38,007

TOTAL COMMON STOCKS – 98.6%		$4,063,642
(Cost: $1,934,692)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8-20-23 (B)(C)(D)	2,390	—	*

TOTAL WARRANTS – 0.0%		$0
(Cost: $—)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc., 8.000%, 8-20-20(B) (C)	$23,900	16,553

Total Materials – 0.4%		16,553

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$16,553
(Cost: $23,900)

SHORT-TERM SECURITIES
Commercial Paper(E) – 0.5%
Archer Daniels Midland Co., 1.720%, 1-10-18	4,000	3,998
Comcast Corp., 1.771%, 1-4-18	7,500	7,498
CVS Health Corp., 1.670%, 1-2-18	4,360	4,359
Northern Illinois Gas Co., 1.731%, 1-4-18	5,000	4,999

		20,854

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18(F)	7,518	7,518

Municipal Obligations – 0.1%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps), 1.630%, 1-7-18 (F)	2,500	2,500

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.490%, 1-7-18 (F)	2,375	2,375
1.550%, 1-7-18 (F)	1,000	1,000

		3,375

TOTAL SHORT-TERM SECURITIES – 0.9%		$34,247
(Cost: $34,249)

TOTAL INVESTMENT SECURITIES – 99.9%		$4,114,442
(Cost: $1,992,841)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,785

NET ASSETS – 100.0%		$4,118,227

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Restricted securities. At December 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$23,900	$23,900	$16,553
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	2,390	$—	$—
			$23,900	$16,553

The total value of these securities represented 0.4% of net assets at December 31, 2017.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the yield to maturity at December 31, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$4,063,642	$—		$—
Warrants	—	—	*	—
Corporate Debt Securities	—	16,553		—
Short-Term Securities	—	34,247		—
Total	$4,063,642	$50,800		$—

During the period ended December 31, 2017, securities totaling $24,003 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $7,830 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers in and out of Levels 1, 2, and 3 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,992,841

Gross unrealized appreciation	2,199,104
Gross unrealized depreciation	(77,503)

Net unrealized appreciation	$2,121,601

SCHEDULE OF INVESTMENTS Ivy Small Cap Core Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 4.6%
Visteon Corp.(A)	232	$29,040

Casinos & Gaming – 2.5%
Red Rock Resorts, Inc., Class A	469	15,818

Home Improvement Retail – 2.8%
Lumber Liquidators Holdings, Inc. (A)	576	18,068

Movies & Entertainment – 1.1%
World Wrestling Entertainment, Inc., Class A	223	6,813

Restaurants – 3.5%
Brinker International, Inc.	235	9,112
Jack in the Box, Inc.	137	13,402

		22,514

Total Consumer Discretionary – 14.5%		92,253
Consumer Staples
Packaged Foods & Meats – 7.6%
Nomad Foods Ltd. (A)	548	9,270
Pinnacle Foods, Inc.	459	27,309
Post Holdings, Inc. (A)	154	12,209

		48,788

Soft Drinks – 3.2%
Coca-Cola Bottling Co. Consolidated	95	20,455

Total Consumer Staples – 10.8%		69,243
Energy
Oil & Gas Exploration & Production – 5.2%
Laredo Petroleum Holdings, Inc. (A)	2,621	27,812
RSP Permian, Inc. (A)	131	5,345

		33,157

Total Energy – 5.2%		33,157
Financials
Life & Health Insurance – 1.1%
American Equity Investment Life Holding Co.	238	7,317

Multi-Line Insurance – 1.6%
Kemper Corp.	144	9,931

Regional Banks – 11.3%
Chemical Financial Corp.	199	10,623
FCB Financial Holdings, Inc., Class A (A)	205	10,414
Pinnacle Financial Partners, Inc.	141	9,362
Webster Financial Corp.	523	29,389
Western Alliance Bancorp. (A)	224	12,663

		72,451

Thrifts & Mortgage Finance – 3.4%
MGIC Investment Corp. (A)	763	10,764
Radian Group, Inc.	531	10,936

		21,700

Total Financials – 17.4%		111,399
Health Care
Health Care Equipment – 4.8%
Insulet Corp.(A)	147	10,152
Invacare Corp.	1,219	20,541

		30,693

Health Care Facilities – 1.4%
HealthSouth Corp.	176	8,681

Health Care Services – 1.9%
Tivity Health, Inc. (A)	332	12,146

Health Care Technology – 1.8%
Evolent Health, Inc., Class A (A)	612	7,533
Omnicell, Inc. (A)	87	4,217

		11,750

Total Health Care – 9.9%		63,270
Industrials
Construction Machinery & Heavy Trucks – 2.8%
Navistar International Corp. (A)	413	17,722

Industrial Machinery – 5.5%
ITT, Inc.	215	11,464
Woodward, Inc.	306	23,405

		34,869

Trucking – 3.9%
Saia, Inc. (A)	241	17,054
YRC Worldwide, Inc. (A)	563	8,096

		25,150

Total Industrials – 12.2%		77,741
Information Technology
Application Software – 1.5%
Everbridge, Inc. (A)	316	9,391

Electronic Components – 1.4%
Belden CDT, Inc.	119	9,199

Electronic Equipment & Instruments – 2.0%
Novanta, Inc. (A)	259	12,952

Home Entertainment Software – 0.9%
Zynga, Inc. (A)	1,439	5,756

Internet Software & Services – 1.5%
Q2 Holdings, Inc. (A)	254	9,357

Semiconductors – 1.3%
Integrated Device Technology, Inc. (A)	281	8,348

Systems Software – 2.6%
Tableau Software, Inc., Class A (A)	239	16,572

Technology Distributors – 2.0%
Avnet, Inc.	88	3,495
Synnex Corp.	66	8,938

		12,433

Total Information Technology – 13.2%		84,008
Materials
Aluminum – 0.8%
Constellium N.V., Class A (A)	444	4,952

Commodity Chemicals – 4.1%
Cabot Corp.	264	16,272
Orion Engineered Carbons S.A.	400	10,232

		26,504

Diversified Metals & Mining – 1.3%
Compass Minerals International, Inc.	112	8,126

Specialty Chemicals – 2.0%
Sensient Technologies Corp.	176	12,880

Total Materials – 8.2%		52,462
Real Estate
Diversified Real Estate Activities – 0.8%
CoreSite Realty Corp.	44	5,057

Industrial REITs – 1.7%
First Industrial Realty Trust, Inc.	153	4,823
STAG Industrial, Inc.	220	6,007

		10,830

Total Real Estate – 2.5%		15,887
Telecommunication Services
Alternative Carriers – 2.7%
Vonage Holdings Corp. (A)	1,726	17,555

Total Telecommunication Services – 2.7%		17,555

Utilities
Electric Utilities – 1.1%
ALLETE, Inc.	92	6,819

Gas Utilities – 0.9%
Spire, Inc.	79	5,899

Total Utilities – 2.0%		12,718

TOTAL COMMON STOCKS – 98.6%		$629,693
(Cost: $535,693)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.8%
Mondelez International, Inc., 1.920%, 1-18-18	$5,000	4,995

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18(C)	2,280	2,280

Municipal Obligations – 0.2%
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.) (BVAL plus 11 bps), 1.780%, 1-7-18(C)	1,575	1,575

TOTAL SHORT-TERM SECURITIES – 1.4%		$8,850
(Cost: $8,850)

TOTAL INVESTMENT SECURITIES – 100.0%		$638,543
(Cost: $544,543)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(248)

NET ASSETS – 100.0%		$638,295

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$629,693	$—	$—
Short-Term Securities	—	8,850	—
Total	$629,693	$8,850	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$544,543

Gross unrealized appreciation	100,506
Gross unrealized depreciation	(6,506)

Net unrealized appreciation	$94,000

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 3.3%
Burlington Stores, Inc. (A)	172	$21,161
Caleres, Inc.	306	10,234
Children’s Place Retail Stores, Inc. (The)	49	7,122

		38,517

Auto Parts & Equipment – 1.2%
Visteon Corp.(A)	111	13,942

Broadcasting – 0.6%
Nexstar Broadcasting Group, Inc.	87	6,819

Distributors – 1.7%
Pool Corp.	153	19,786

General Merchandise Stores – 1.1%
Ollie’s Bargain Outlet Holdings, Inc. (A)	233	12,412

Homebuilding – 1.8%
Installed Building Products, Inc. (A)	279	21,213

Homefurnishing Retail – 0.3%
At Home Group, Inc.(A)	138	4,179

Hotels, Resorts & Cruise Lines – 1.5%
Hilton Grand Vacations, Inc. (A)	415	17,405

Restaurants – 4.1%
Dave & Buster’s Entertainment, Inc. (A)	247	13,641
Texas Roadhouse, Inc., Class A	323	16,999
Wingstop, Inc.	429	16,715

		47,355

Specialty Stores – 1.5%
Five Below, Inc. (A)	258	17,104

Total Consumer Discretionary – 17.1%		198,732
Energy
Oil & Gas Equipment & Services – 2.4%
Keane Group, Inc. (A)	650	12,362
RPC, Inc.	597	15,249

		27,611

Oil & Gas Exploration & Production – 2.1%
Centennial Resource Development, Inc., Class A (A)	671	13,292
Jagged Peak Energy, Inc. (A)	263	4,150
Petroleum Development Corp. (A)	143	7,381

		24,823

Total Energy – 4.5%		52,434
Financials
Investment Banking & Brokerage – 0.7%
LPL Investment Holdings, Inc.	153	8,742

Regional Banks – 5.4%
Ameris Bancorp	275	13,231
CBTX, Inc.	24	700
Heritage Financial Corp.	54	1,672
Home BancShares, Inc.	588	13,679
SVB Financial Group (A)	56	13,199
Western Alliance Bancorp. (A)	355	20,106

		62,587

Thrifts & Mortgage Finance – 0.6%
LendingTree, Inc. (A)	19	6,434

Total Financials – 6.7%		77,763
Health Care
Health Care Equipment – 6.5%
Inogen, Inc. (A)	118	13,996
iRhythm Technologies, Inc. (A)	186	10,450
K2M Group Holdings, Inc. (A)	698	12,569
Nevro Corp. (A)	168	11,581
NovoCure Ltd. (A)	341	6,880
Penumbra, Inc. (A)	146	13,717
Tactile Systems Technology, Inc. (A)	219	6,358

		75,551

Health Care Facilities – 1.4%
Acadia Healthcare Co., Inc. (A)	503	16,415

Health Care Services – 4.3%
AMN Healthcare Services, Inc. (A)	684	33,699
Teladoc, Inc. (A)	456	15,906

		49,605

Managed Health Care – 1.4%
HealthEquity, Inc. (A)	352	16,406

Pharmaceuticals – 0.7%
Aerie Pharmaceuticals, Inc. (A)	99	5,925
OptiNose, Inc. (A)	115	2,173

		8,098

Total Health Care – 14.3%		166,075
Industrials
Aerospace & Defense – 2.6%
Mercury Computer Systems, Inc. (A)	594	30,517

Air Freight & Logistics – 3.6%
Air Transport Services Group, Inc. (A)	289	6,690
XPO Logistics, Inc. (A)	384	35,143

		41,833

Building Products – 0.8%
JELD-WEN Holding, Inc. (A)	238	9,389

Construction & Engineering – 2.0%
Dycom Industries, Inc. (A)	208	23,189

Diversified Support Services – 0.6%
Healthcare Services Group, Inc.	131	6,922

Industrial Machinery – 5.5%
John Bean Technologies Corp.	188	20,864
RBC Bearings, Inc. (A)	88	11,064
Timken Co. (The)	268	13,180
Woodward, Inc.	237	18,147

		63,255

Security & Alarm Services – 1.3%
Brink’s Co. (The)	188	14,827

Trading Companies & Distributors – 4.0%
Beacon Roofing Supply, Inc. (A)	441	28,119
Watsco, Inc.	110	18,662

		46,781

Trucking – 1.3%
Knight Transportation, Inc.	344	15,035

Total Industrials – 21.7%		251,748
Information Technology
Application Software – 11.6%
BroadSoft, Inc. (A)	294	16,152
Ellie Mae, Inc. (A)	121	10,808
Globant S.A. (A)	249	11,564
HubSpot, Inc. (A)	228	20,182
Paycom Software, Inc. (A)	247	19,841
Tyler Technologies, Inc. (A)	88	15,634
Ultimate Software Group, Inc. (The) (A)	115	25,086
Zendesk, Inc. (A)	445	15,059

		134,326

Communications Equipment – 1.0%
Lumentum Holdings, Inc. (A)	235	11,501

Electronic Manufacturing Services – 0.4%
Fabrinet (A)	150	4,302

Internet Software & Services – 4.0%
Envestnet, Inc. (A)	161	8,006
Five9, Inc. (A)	585	14,550
Mimecast Ltd. (A)	305	8,747
New Relic, Inc. (A)	101	5,846
Q2 Holdings, Inc. (A)	269	9,898

		47,047

IT Consulting & Other Services – 3.5%
Booz Allen Hamilton Holding Corp.	646	24,639
InterXion Holding N.V. (A)	280	16,489

		41,128

Semiconductors – 4.2%
Integrated Device Technology, Inc. (A)	430	12,787
Monolithic Power Systems, Inc.	153	17,168
Power Integrations, Inc.	264	19,400

		49,355

Systems Software – 2.6%
Proofpoint, Inc. (A)	199	17,664
Varonis Systems, Inc. (A)	258	12,523

		30,187

Total Information Technology – 27.3%		317,846
Materials
Construction Materials – 2.0%
Summit Materials, Inc., Class A (A)	477	15,009
U.S. Concrete, Inc. (A)	107	8,952

		23,961

Paper Products – 0.5%
KapStone Paper and Packaging Corp.	246	5,578

Total Materials – 2.5%		29,539

Real Estate
Real Estate Services – 1.6%
RE/MAX Holdings, Inc., Class A	382	18,508

Total Real Estate – 1.6%		18,508

TOTAL COMMON STOCKS – 95.7%		$1,112,645
(Cost: $755,087)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.1%
Archer Daniels Midland Co., 1.720%, 1-10-18	$3,000	2,999
Bemis Co., Inc., 1.781%, 1-8-18	4,000	3,998
CVS Health Corp.:
1.670%, 1-2-18	4,861	4,860
1.731%, 1-9-18	5,000	4,997
Hewlett Packard Enterprise Corp., 1.502%, 1-4-18	9,000	8,998
Kroger Co. (The), 1.770%, 1-2-18	2,348	2,348
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.), 1.810%, 1-10-18	679	679
Mondelez International, Inc.:
1.851%, 1-9-18	5,000	4,997
2.040%, 1-10-18	2,000	1,999

		35,875

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18 (C)	3,955	3,955

Notes – 0.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.550%, 1-7-18 (C)	10,000	9,988

TOTAL SHORT-TERM SECURITIES – 4.3%		$49,818
(Cost: $49,822)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,162,463
(Cost: $804,909)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		411

NET ASSETS – 100.0%		$1,162,874

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at December 31, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	JPMorgan Chase Bank N.A.	01/09/2018	$37,139	1-Month LIBOR less 50 bps	$1,081	$—	$1,081

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of December 31, 2017:

Reference Entity	Shares		Notional Amount	Value

Nektar Therapeutics	1		$2,689	$79
Exact Sciences Corp	1		2,424	72
Aerie Pharmaceuticals Inc	1		2,268	66
Sage Therapeutics Inc	—	*	2,128	62
Exelixis Inc	2		1,923	56
PRA Health Sciences Inc	1		1,761	51
Myriad Genetics Inc	1		1,492	43
Bluebird Bio Inc	—	*	1,376	40
Halozyme Therapeutics Inc	2		1,147	33
Ligand Pharmaceuticals Inc	—	*	1,139	33
Sarepta Therapeutics Inc	1		1,084	32
INC Research Holdings Inc	1		1,079	31
Amicus Therapeutics Inc	2		1,064	31
Clovis Oncology Inc	—	*	1,040	30
TESARO Inc	—	*	969	28
Ultragenyx Pharmaceutical Inc	—	*	729	21
Array BioPharma Inc	2		713	21
Prothena Corp PLC	—	*	584	17
Avexis Inc	—	*	581	17
Global Blood Therapeutics Inc	—	*	571	17
Acceleron Pharma Inc	—	*	538	16
ImmunoGen Inc	2		520	15
Spark Therapeutics Inc	—	*	517	15
Portola Pharmaceuticals Inc	—	*	503	15
Dynavax Technologies Corp	1		499	15
Repligen Corp	—	*	464	13
Dermira Inc	—	*	445	13
Heron Therapeutics Inc	1		352	10
Vanda Pharmaceuticals Inc	1		350	10
ANI Pharmaceuticals Inc	—	*	349	10
Ironwood Pharmaceuticals Inc	1		329	10
ZIOPHARM Oncology Inc	2		288	8
Progenics Pharmaceuticals Inc	1		287	8
Lexicon Pharmaceuticals Inc	1		283	8

Acorda Therapeutics Inc	—	*	280		8
Alder Biopharmaceuticals Inc	1		273		8
Keryx Biopharmaceuticals Inc	2		268		8
Agios Pharmaceuticals Inc	—	*	245		7
Eagle Pharmaceuticals Inc/DE	—	*	240		7
Juno Therapeutics Inc	—	*	229		7
Seres Therapeutics Inc	1		229		7
Ionis Pharmaceuticals Inc	—	*	218		6
Synergy Pharmaceuticals Inc	3		203		6
Amarin Corp PLC	1		203		6
ACADIA Pharmaceuticals Inc	—	*	192		6
Inovio Pharmaceuticals Inc	1		189		5
Retrophin Inc	—	*	186		5
China Biologic Products Holdings Inc	—	*	163		5
PTC Therapeutics Inc	—	*	155		5
Five Prime Therapeutics Inc	—	*	147		4
Novavax Inc	3		146		4
Coherus Biosciences Inc	—	*	142		4
Pacific Biosciences of California Inc	2		140		4
AMAG Pharmaceuticals Inc	—	*	117		3
Celldex Therapeutics Inc	1		88		3
Minerva Neurosciences Inc	—	*	83		2
Radius Health Inc	—	*	80		2
Achillion Pharmaceuticals Inc	1		76		2
Merrimack Pharmaceuticals Inc	—	*	69		2
Intrexon Corp	—	*	62		2
Advaxis Inc	1		56		2
Intercept Pharmaceuticals Inc	—	*	56		2
XBiotech Inc	—	*	48		1
Ophthotech Corp	—	*	46		1
Sophiris Bio Inc	—	*	25		1
AquaBounty Technologies Inc	—	*	—	*	—	*

					$1,081

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,112,645	$—	$—
Short-Term Securities	—	49,818	—
Total	$1,112,645	$49,818	$—
Total Return Swaps	$—	$1,081	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$804,909

Gross unrealized appreciation	364,909
Gross unrealized depreciation	(7,355)

Net unrealized appreciation	$357,554

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 1.8%
Comcast Corp., Class A	262	$10,487

Footwear – 2.2%
NIKE, Inc., Class B	201	12,591

Home Improvement Retail – 3.3%
Home Depot, Inc. (The)	101	19,124

Internet & Direct Marketing Retail – 6.3%
Amazon.com, Inc. (A)	25	28,894
Expedia, Inc.	27	3,249
priceline.com, Inc. (A)	2	3,915

		36,058

Total Consumer Discretionary – 13.6%		78,260
Consumer Staples

Hypermarkets & Super Centers – 0.5%
Costco Wholesale Corp.	14	2,568

Packaged Foods & Meats – 0.6%
Blue Buffalo Pet Products, Inc. (A)	112	3,688

Personal Products – 1.6%
Estee Lauder Co., Inc. (The), Class A	73	9,229

Soft Drinks – 2.3%
Monster Beverage Corp. (A)	208	13,149

Tobacco – 0.9%
Philip Morris International, Inc.	50	5,301

Total Consumer Staples – 5.9%		33,935
Energy
Oil & Gas Equipment & Services – 2.5%
Halliburton Co.	293	14,331

Total Energy – 2.5%		14,331
Financials
Financial Exchanges & Data – 4.6%
CME Group, Inc.	128	18,738
S&P Global, Inc.	44	7,471

		26,209

Investment Banking & Brokerage – 0.7%
Goldman Sachs Group, Inc. (The)	17	4,356

Total Financials – 5.3%		30,565
Health Care
Biotechnology – 5.2%
ACADIA Pharmaceuticals, Inc. (A)	220	6,635
Alexion Pharmaceuticals, Inc. (A)	80	9,532
BioMarin Pharmaceutical, Inc. (A)	106	9,456
Incyte Corp. (A)	47	4,469

		30,092

Health Care Equipment – 4.5%
Danaher Corp.	184	17,112
Intuitive Surgical, Inc. (A)	24	8,740

		25,852

Pharmaceuticals – 1.0%
Bristol-Myers Squibb Co.	94	5,777

Total Health Care – 10.7%		61,721
Industrials
Aerospace & Defense – 1.8%
Raytheon Co.	55	10,313

Construction Machinery & Heavy Trucks – 3.4%
Caterpillar, Inc.	124	19,548

Industrial Machinery – 3.4%
Stanley Black & Decker, Inc.	117	19,769

Railroads – 0.8%
Union Pacific Corp.	33	4,397

Research & Consulting Services – 3.6%
Verisk Analytics, Inc., Class A (A)	214	20,560

Trucking – 3.1%
J.B. Hunt Transport Services, Inc.	157	18,007

Total Industrials – 16.1%		92,594
Information Technology
Application Software – 6.3%
Adobe Systems, Inc. (A)	95	16,661
salesforce.com, Inc. (A)	193	19,743

		36,404

Data Processing & Outsourced Services – 11.5%
FleetCor Technologies, Inc. (A)	101	19,358
MasterCard, Inc., Class A	95	14,381
PayPal, Inc. (A)	189	13,907
Visa, Inc., Class A	159	18,163

		65,809

Home Entertainment Software – 0.7%
Electronic Arts, Inc. (A)	40	4,229

Internet Software & Services – 7.2%
Alphabet, Inc., Class A (A)	24	24,940
Alphabet, Inc., Class C (A)	1	558
Facebook, Inc., Class A (A)	91	16,058

		41,556

Semiconductor Equipment – 1.5%
Lam Research Corp.	45	8,366

Systems Software – 9.5%
Microsoft Corp.	564	48,275
Red Hat, Inc. (A)	55	6,545

		54,820

Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	175	29,553

Total Information Technology – 41.9%		240,737
Real Estate
Specialized REITs – 2.0%
American Tower Corp., Class A	79	11,242

Total Real Estate – 2.0%		11,242

TOTAL COMMON STOCKS – 98.0%		$563,385
(Cost: $353,874)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 1.6%
Hewlett Packard Enterprise Corp., 1.502%, 1-4-18	$9,000	8,998

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18 (C)	2,463	2,463

TOTAL SHORT-TERM SECURITIES – 2.0%		$11,461
(Cost: $11,462)

TOTAL INVESTMENT SECURITIES – 100.0%		$574,846
(Cost: $365,336)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(182)

NET ASSETS – 100.0%		$574,664

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$563,385	$—	$—
Short-Term Securities	—	11,461	—
Total	$563,385	$11,461	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$365,336

Gross unrealized appreciation	210,307
Gross unrealized depreciation	(797)

Net unrealized appreciation	$209,510

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 2.6%
Magna International, Inc.	553	$31,344

Cable & Satellite – 2.6%
Comcast Corp., Class A	805	32,244

General Merchandise Stores – 3.0%
Target Corp.	550	35,901

Home Improvement Retail – 2.7%
Lowe’s Co., Inc.	356	33,077

Total Consumer Discretionary – 10.9%		132,566
Consumer Staples
Drug Retail – 3.1%
CVS Caremark Corp.	514	37,294

Hypermarkets & Super Centers – 4.1%
Wal-Mart Stores, Inc.	512	50,530

Total Consumer Staples – 7.2%		87,824
Energy
Oil & Gas Equipment & Services – 2.4%
Baker Hughes, Inc.	915	28,951

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corp.	509	33,557

Oil & Gas Storage & Transportation – 5.6%
Energy Transfer Equity L.P.	420	7,251
Energy Transfer Partners L.P.	3,425	61,380

		68,631

Total Energy – 10.8%		131,139
Financials
Asset Management & Custody Banks – 4.8%
Blackstone Group L.P. (The)	341	10,922
State Street Corp.	483	47,136

		58,058

Consumer Finance – 7.7%
Capital One Financial Corp.	497	49,531
Synchrony Financial	1,139	43,992

		93,523

Life & Health Insurance – 2.8%
MetLife, Inc.	679	34,310

Mortgage REITs – 3.0%
American Capital Agency Corp.	1,838	37,111

Other Diversified Financial Services – 9.8%
Citigroup, Inc.	770	57,303
JPMorgan Chase & Co.	583	62,389

		119,692

Property & Casualty Insurance – 2.5%
Allstate Corp. (The)	287	30,094

Regional Banks – 2.7%
SunTrust Banks, Inc.	514	33,174

Reinsurance – 2.6%
Everest Re Group Ltd.	143	31,618

Total Financials – 35.9%		437,580
Health Care
Biotechnology – 3.2%
Amgen, Inc.	220	38,328

Health Care Facilities – 2.9%
HCA Holdings, Inc. (A)	408	35,821

Managed Health Care – 5.0%
Cigna Corp.	154	31,276
Humana, Inc.	119	29,520

		60,796

Pharmaceuticals – 2.4%
Jazz Pharmaceuticals plc (A)	218	29,414

Total Health Care – 13.5%		164,359
Industrials
Electrical Components & Equipment – 2.8%
Eaton Corp.	428	33,808

Industrial Machinery – 2.5%
Timken Co. (The)	629	30,901

Total Industrials – 5.3%		64,709
Information Technology
Semiconductors – 5.3%
Broadcom Corp., Class A	129	33,063
Micron Technology, Inc. (A)	778	32,004

		65,067

Systems Software – 2.7%
Microsoft Corp.	377	32,231

Total Information Technology – 8.0%		97,298
Materials
Diversified Chemicals – 3.2%
Dow Chemical Co. (The)	545	38,815

Total Materials – 3.2%		38,815
Real Estate
Health Care REITs – 3.0%
Welltower, Inc.	576	36,725

Total Real Estate – 3.0%		36,725

TOTAL COMMON STOCKS – 97.8%		$1,191,015
(Cost: $937,499)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.7%
Archer Daniels Midland Co., 1.720%, 1-10-18	$5,000	4,998
Bemis Co., Inc., 1.781%, 1-8-18	4,000	3,998
Hewlett Packard Enterprise Corp., 1.502%, 1-4-18	5,000	4,999
Northern Illinois Gas Co., 2.040%, 1-10-18	4,000	3,998
Sonoco Products Co., 1.700%, 1-2-18	3,396	3,395

		21,388

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18(C)	1,915	1,915

Municipal Obligations – 0.3%
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA) (BVAL plus 20 bps), 1.720%, 1-7-18(C)	4,250	4,250

TOTAL SHORT-TERM SECURITIES – 2.2%		$27,553
(Cost: $27,555)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,218,568
(Cost: $965,054)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		215

NET ASSETS – 100.0%		$1,218,783

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at December 31, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Russell 1000 Value Total Return Index	Morgan Stanley & Co. International plc	09/26/2018	$17,788	1-Month LIBOR plus 45 bps	$(37)	$—	$(37)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,191,015	$—	$—
Short-Term Securities	—	27,553	—
Total	$1,191,015	$27,553	$—
Liabilities
Total Return Swaps	$—	$37	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$965,054

Gross unrealized appreciation	285,544
Gross unrealized depreciation	(32,030)

Net unrealized appreciation	$253,514

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2018